                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-8042

                      (Investment Company Act File Number)

                           Federated Insurance Series
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/03

               Date of Reporting Period: Six months ended 6/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.21	$19.25	$20.52	$20.82	$21.68	$19.63
Income From Investment Operations:
Net investment income	0.12 [1]	0.22 [1]	0.19	0.27	0.19	0.20
Net realized and unrealized gain (loss) on investments	1.43	(4.07)	(1.07)	0.19	1.19	3.20

TOTAL FROM INVESTMENT OPERATIONS	1.55	(3.85)	(0.88)	0.46	1.38	3.40

Less Distributions:
Distributions from net investment income	(0.25)	(0.19)	(0.27)	(0.19)	(0.20)	(0.10)
Distributions from net realized gain on investments	--	--	(0.12)	(0.57)	(2.04)	(1.25)

TOTAL DISTRIBUTIONS	(0.25)	(0.19)	(0.39)	(0.76)	(2.24)	(1.35)

Net Asset Value, End of Period	$16.51	$15.21	$19.25	$20.52	$20.82	$21.68

Total Return[2]	10.38%	(20.21)%	(4.21)%	2.38%	6.67%	17.62%

Ratios to Average Net Assets:

Expenses	0.90%[3,4]	0.88%[4]	0.87%[4]	0.87%	0.88%	0.88%

Net investment income	1.62%[3]	1.28%	0.94%	1.38%	0.95%	1.06%

Expense waiver/reimbursement[5]	--	--	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$318,744	$313,659	$455,968	$485,612	$477,426	$418,212

Portfolio turnover	20%	24%	27%	38%	29%	58%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2003, year ended December 31, 2002 and the year ended December 31, 2001 are 0.89%, 0.87% and 0.86%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2003	Period Ended 12/31/2002 [1]
Net Asset Value, Beginning of Period	$15.21	$18.28
Income From Investment Operations:
Net investment income	0.10 [2]	0.14 [2]
Net realized and unrealized gain (loss) on investments	1.43	(3.21)

TOTAL FROM INVESTMENT OPERATIONS	1.53	(3.07)

Less Distributions:
Distributions from net investment income	(0.25)	--

Net Asset Value, End of Period	$16.49	$15.21

Total Return[3]	10.21%	(16.79)%

Ratios to Average Net Assets:

Expenses	1.15%[4,5]	1.13%[4,5]

Net investment income	1.30%[4]	1.35%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,322	$352

Portfolio turnover	20%	24%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2003 and the period ended December 31, 2002 are 1.14% and 1.12% respectively, after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--98.9%
		Consumer Discretionary--11.2%
159,500	[1]	AOL Time Warner, Inc.	$2,566,355
114,300		Federated Department Stores, Inc.	4,211,955
231,970		Ford Motor Co.	2,549,350
104,800		Gap (The), Inc.	1,966,048
80,227		General Motors Corp.	2,888,172
56,500		Johnson Controls, Inc.	4,836,400
129,900		Koninklijke (Royal) Philips Electronics NV, ADR	2,482,389
207,500		News Corp. Ltd., ADR	5,197,875
100,700		Sears, Roebuck & Co.	3,387,548
134,678	[1]	Viacom, Inc., Class B	5,880,042

		TOTAL	35,966,134

		Consumer Staples--4.2%
155,300		Altria Group, Inc.	7,056,832
60,900		General Mills, Inc.	2,887,269
66,700		Sara Lee Corp.	1,254,627
67,300		UST, Inc.	2,357,519

		TOTAL	13,556,247

		Energy--9.9%
122,400		BP Amoco PLC, ADR	5,143,248
96,500		ChevronTexaco Corp.	6,967,300
95,500		ConocoPhillips	5,233,400
117,300		ENSCO International, Inc.	3,155,370
170,000		Exxon Mobil Corp.	6,104,700
31,800		Kerr-McGee Corp.	1,424,640
133,200		Marathon Oil Corp.	3,509,820

		TOTAL	31,538,478

		Financials--32.5%
136,900		Allstate Corp.	4,880,485
95,300		American International Group, Inc.	5,258,654
109,000		Bank of America Corp.	8,614,270
85,700		Bear Stearns Cos., Inc.	6,206,394
263,300		Citigroup, Inc.	11,269,240
57,000		Fannie Mae	3,844,080
54,400		Hartford Financial Services Group, Inc.	2,739,584
129,100		J.P. Morgan Chase & Co.	4,412,638
75,700		Lincoln National Corp.	2,697,191
57,800		Loews Corp.	2,733,362
19,500		MBIA Insurance Corp.	950,625
148,300		MBNA Corp.	3,090,572
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
92,200		Marsh & McLennan Cos., Inc.	$4,708,654
111,700		Metropolitan Life Insurance Co.	3,163,344
145,000		Morgan Stanley	6,198,750
63,600		PNC Financial Services Group	3,104,316
165,000		Principal Financial Group	5,321,250
140,900		U.S. Bancorp	3,452,050
171,700		Wachovia Corp.	6,861,132
198,500		Washington Mutual, Inc.	8,198,050
128,200		Wells Fargo & Co.	6,461,280

		TOTAL	104,165,921

		Healthcare--5.1%
45,600	[1]	Boston Scientific Corp.	2,786,160
111,500		Bristol-Myers Squibb Co.	3,027,225
53,800		Merck & Co., Inc.	3,257,590
164,600		Pfizer, Inc.	5,621,090
32,400		UnitedHealth Group, Inc.	1,628,100

		TOTAL	16,320,165

		Industrials--10.2%
75,900		Block (H&R), Inc.	3,282,675
436,464	[1]	Cendant Corp.	7,996,020
35,200		General Dynamics Corp.	2,552,000
21,900		Ingersoll-Rand Co., Class A	1,036,308
27,924		Northrop Grumman Corp.	2,409,562
44,200		Textron, Inc.	1,724,684
362,700		Tyco International Ltd.	6,884,046
72,300		Union Pacific Corp.	4,194,846
105,100		Waste Management, Inc.	2,531,859

		TOTAL	32,612,000

		Information Technology--10.0%
22,600	[1]	Computer Sciences Corp.	861,512
128,100		Electronic Data Systems Corp.	2,747,745
128,500		First Data Corp., Class	5,325,040
373,643		Hewlett-Packard Co.	7,958,596
50,700		International Business Machines Corp.	4,182,750
44,200	[1]	Lexmark International Group, Class A	3,128,034
272,500		Motorola, Inc.	2,569,675
205,700	[1]	Storage Technology Corp.	5,294,718

		TOTAL	32,068,070

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--5.8%
96,200		Air Products & Chemicals, Inc.	$4,001,920
111,900		Alcoa, Inc.	2,853,450
94,800		Du Pont (E.I.) de Nemours & Co.	3,947,472
96,600		International Paper Co.	3,451,518
86,400		PPG Industries, Inc.	4,383,936

		TOTAL	18,638,296

		Telecommunication Services--5.1%
138,300		BellSouth Corp.	3,682,929
167,800		SBC Communications, Inc.	4,287,290
189,600		Sprint Corp.	2,730,240
141,306		Verizon Communications	5,574,522

		TOTAL	16,274,981

		Utilities--4.9%
83,300		Cinergy Corp.	3,064,607
62,300		Entergy Corp.	3,288,194
82,400		FPL Group, Inc.	5,508,440
87,700		Public Service Enterprises Group, Inc.	3,705,325

		TOTAL	15,566,566

		TOTAL COMMON STOCKS (IDENTIFIED COST $292,356,060)	316,706,858

		REPURCHASE AGREEMENT--0.8%
$2,477,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $2,477,086 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 07/01/2033 (AT AMORTIZED COST)	2,477,000

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $294,833,060)[2]	319,183,858

		OTHER ASSETS AND LIABILITIES - NET--0.3%	881,573

		TOTAL NET ASSETS--100%	$320,065,431

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $294,833,060.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $294,833,060)		$319,183,858
Cash		510
Income receivable		383,907
Receivable for investments sold		699,772
Receivable for shares sold		127,127

TOTAL ASSETS		320,395,174

Liabilities:
Payable for investments purchased	$74,399
Payable for shares redeemed	244,140
Payable for transfer and dividend disbursing agent fees and expenses	3,757
Payable for portfolio accounting fees	7,150
Payable for distribution services fee--Service Shares	236
Accrued expenses	61

TOTAL LIABILITIES		329,743

Net assets for 19,382,826 shares outstanding		$320,065,431

Net Assets Consist of:
Paid in capital		$330,704,507
Net unrealized appreciation of investments		24,350,798
Accumulated net realized loss on investments		(37,423,609)
Undistributed net investment income		2,433,735

TOTAL NET ASSETS		$320,065,431

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$318,743,668 ÷ 19,302,684 shares outstanding		$16.51

Service Shares:
$1,321,763 ÷ 80,142 shares outstanding		$16.49

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $19,470)		$3,741,766
Interest (including interest on securities loaned of $3,636)		25,138

TOTAL INCOME		3,766,904

Expenses:
Investment adviser fee (Note 5)	$1,123,991
Administrative personnel and services fee (Note 5)	112,699
Custodian fees	8,657
Transfer and dividend disbursing agent fees and expenses (Note 5)	16,698
Directors'/Trustees' fees	1,563
Auditing fees	7,077
Legal fees	2,804
Portfolio accounting fees (Note 5)	43,124
Distribution services fee--Service Shares (Note 5)	842
Printing and postage	35,301
Insurance premiums	879
Miscellaneous	1,338

TOTAL EXPENSES	1,354,973

Fees paid indirectly for directed broker arrangements (Note 5)	(17,503)

Net expenses		1,337,470

Net investment income		2,429,434

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,061,599
Net change in unrealized appreciation of investments		24,215,708

Net realized and unrealized gain on investments		27,277,307

Change in net assets resulting from operations		$29,706,741

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,429,434	$4,914,496
Net realized gain (loss) on investments	3,061,599	(23,927,378)
Net change in unrealized appreciation/depreciation on investments	24,215,708	(70,595,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,706,741	(89,608,027)

Distributions to Shareholders:
Distributions from net investment income--Primary Shares	(4,899,060)	(4,404,745)
Distributions from net investment income--Service Shares	(8,846)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,907,906)	(4,404,745)

Share Transactions:
Proceeds from sale of shares	9,298,177	42,224,107
Net asset value of shares issued to shareholders in payment of distributions declared	4,907,903	4,404,745
Cost of shares redeemed	(32,950,715)	(94,572,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,744,635)	(47,943,965)

Change in net assets	6,054,200	(141,956,737)

Net Assets:
Beginning of period	314,011,231	455,967,968

End of period (including undistributed net investment income of $2,433,735 and $4,912,207, respectively)	$320,065,431	$314,011,231

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds and fixed income securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securites Lending

The Fund participates in a security lending program provided for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of June 30, 2003, the Fund did not have any securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 6/30/2003		Year Ended 12/31/2002
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	547,202	$8,363,382	2,456,321	$41,855,380
Shares issued to shareholders in payment of distributions declared	330,571	4,899,059	229,056	4,404,745
Shares redeemed	(2,195,291)	(32,884,251)	(5,749,568)	(94,553,159)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,317,518)	$(19,621,810)	(3,064,191)	$(48,293,034)

	Six Months Ended 6/30/2003		Period Ended 12/31/2002[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	60,749	$934,795	24,402	$368,727
Shares issued to shareholders in payment of distributions declared	597	8,844	--	--
Shares redeemed	(4,361)	(66,464)	(1,245)	(19,658)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	56,985	$877,175	23,157	$349,069

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,260,533)	$(18,744,635)	(3,041,034)	$(47,943,965)

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes, was $294,833,060. The net unrealized appreciation of investments for federal tax purposes was $24,350,798. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,039,709 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,688,911.

At December 31, 2002, the Fund had a capital loss carryforward of $39,471,875 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$16,261,955

2010	$23,209,920

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time as its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Service Shares. The Plan provides that the Fund's Service Shares may incur distribution expenses of up to 0.25% of average net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker, that in turn, pays a portion of the Fund's operating expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $17,503 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003 were as follows:

Purchases	$58,284,625

Sales	$78,017,894

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-04 (8/03)

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,		Period Ended
	6/30/2003	2002	2001	12/31/2000 [1]
Net Asset Value, Beginning of Period	$4.43	$5.75	$7.67	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	0.02	0.03	(0.00)[2]	(0.01)
Net realized and unrealized gain (loss) on investments	0.39	(1.35)	(1.92)	(2.32)

TOTAL FROM INVESTMENT OPERATIONS	0.41	(1.32)	(1.92)	(2.33)

Less Distributions:
Distributions from net investment income	(0.02)	--	--	--

Net Asset Value, End of Period	$4.82	$4.43	$5.75	$ 7.67

Total Return[3]	9.39%	(22.96)%	(25.03)%	(23.30)%

Ratios to Average Net Assets:

Expenses	0.96%[4]	0.91%[5]	0.91%[5]	0.90%[4]

Net investment income (net operating loss)	0.97%[4]	0.74%	(0.06)%	(0.18)%[4]

Expense waiver/reimbursement[6]	2.29%[4]	3.46%	2.75%	4.31%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$11,255	$9,532	$7,060	$7,217

Portfolio turnover	25%	149%	353%	109%

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to December 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended December 31, 2002 and the year ended December 31, 2001 are 0.90% and 0.90%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	6/30/2003	12/31/2002 [1]
Net Asset Value, Beginning of Period	$4.43	$5.30
Income From Investment Operations:
Net investment income	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.39	(0.88)

TOTAL FROM INVESTMENT OPERATIONS	0.41	(0.87)

Less Distributions:
Distributions from net investment income	(0.02)	--

Net Asset Value, End of Period	$4.82	$4.43

Total Return[2]	9.36%	(16.42)%

Ratios to Average Net Assets:

Expenses	1.21%[3]	1.16%[3,4]

Net investment income	0.68%[3]	0.72%[3]

Expense waiver/reimbursement[5]	2.29%[3]	5.17%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,361	$717

Portfolio turnover	25%	149%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.15% after taking into account these expense reductions for the period ended December 31, 2002.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--94.9%
		Consumer Discretionary--8.4%
7,200	[1]	AOL Time Warner, Inc.	$115,848
1,800	[1]	Clear Channel Communications, Inc.	76,302
3,300	[1]	Comcast Corp., Class A	99,594
1,400		Gannett Co., Inc.	107,534
2,300		Home Depot, Inc.	76,176
2,800		Interpublic Group Cos., Inc.	37,464
1,200		Johnson Controls, Inc.	102,720
400	[1]	Kohl's Corp.	20,552
1,200		Lowe's Cos., Inc.	51,540
1,500		Nike, Inc., Class B	80,235
1,100		Omnicom Group, Inc.	78,870
4,400		Target Corp.	166,496
2,200	[1]	Viacom, Inc., Class B	96,052
1,700		Walt Disney Co.	33,575

		TOTAL	1,142,958

		Consumer Staples--12.0%
3,400		Altria Group, Inc.	154,496
1,200		Anheuser-Busch Cos., Inc.	61,260
4,900		Coca-Cola Co.	227,409
3,300		Costco Wholesale Corp.	120,780
2,300		Gillette Co.	73,278
1,200		Hershey Foods Corp.	83,592
8,000		Kroger Co.	133,440
1,100		McCormick & Co., Inc.	29,920
3,700		PepsiCo, Inc.	164,650
1,800		Procter & Gamble Co.	160,524
2,000		UST, Inc.	70,060
5,400		Wal-Mart Stores, Inc.	289,818
2,000		Walgreen Co.	60,200

		TOTAL	1,629,427

		Energy--7.7%
1,200		Anadarko Petroleum Corp.	53,364
1,400		BP Amoco PLC, ADR	58,828
3,000		Baker Hughes, Inc.	100,710
2,400		ChevronTexaco Corp.	173,280
1,700		ConocoPhillips	93,160
6,900		Exxon Mobil Corp.	247,779
3,300		Royal Dutch Petroleum Co., ADR	153,846
3,400		Schlumberger Ltd.	161,738

		TOTAL	1,042,705

		Financials--14.0%
3,100		American International Group, Inc.	171,058
700		Bank One Corp.	26,026
2,400		Bank of America Corp.	189,672
4,900		Bank of New York Co., Inc.	140,875
8,000		Citigroup, Inc.	342,400
1,100		Federal Home Loan Mortgage Corp.	55,847
1,300		Fannie Mae	87,672
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,100		Fifth Third Bancorp	$63,074
1,200		FleetBoston Financial Corp.	35,652
1,600		Lehman Brothers Holdings, Inc.	106,368
3,400		Lincoln National Corp.	121,142
1,400		Marsh & McLennan Cos., Inc.	71,498
3,800		Morgan Stanley	162,450
900		SLM Corporation	35,253
700		Wachovia Corp.	27,972
3,300		Washington Mutual, Inc.	136,290
2,500		Wells Fargo & Co.	126,000

		TOTAL	1,899,249

		Healthcare--15.2%
2,300		Abbott Laboratories	100,648
1,200		AmerisourceBergen Corp.	83,220
1,500	[1]	Amgen, Inc.	100,470
900	[1]	Anthem, Inc.	69,435
4,400		Baxter International, Inc.	114,400
2,000	[1]	Biogen, Inc.	76,000
3,700		Bristol-Myers Squibb Co.	100,455
600	[1]	Forest Laboratories, Inc., Class A	32,850
2,200		Guidant Corp.	97,658
3,800		Johnson & Johnson	196,460
2,800		Lilly (Eli) & Co.	193,116
600		Medtronic, Inc.	28,782
3,500		Merck & Co., Inc.	211,925
11,720		Pfizer, Inc.	400,238
7,200		Schering Plough Corp.	133,920
900		St. Jude Medical, Inc.	51,750
1,800		Wyeth	81,990

		TOTAL	2,073,317

		Industrials--11.1%
900		3M Co.	116,082
700	[1]	American Standard Cos.	51,751
1,200		Caterpillar, Inc.	66,792
1,700		Danaher Corp.	115,685
1,400		Deere & Co.	63,980
2,000		Dover Corp.	59,920
1,700		Eaton Corp.	133,637
8,900		General Electric Co.	255,252
1,400		Ingersoll-Rand Co., Class A	66,248
2,300		Lockheed Martin Corp.	109,411
3,900		Raytheon Co.	128,076
2,800		Textron, Inc.	109,256
5,900		Tyco International Ltd.	111,982
5,200		Waste Management, Inc.	125,268

		TOTAL	1,513,340

		Information Technology--15.5%
1,800	[1]	Apple Computer, Inc.	34,416
10,500	[1]	Applied Materials, Inc.	166,530
6,500	[1]	Cisco Systems, Inc.	107,835
4,100	[1]	Dell Computer Corp.	131,036
10,400		EMC Corp. Mass	108,888
1,500		Electronic Data Systems Corp.	32,175
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
3,600	[1]	FiServ, Inc.	$128,196
3,900		Hewlett-Packard Co.	83,070
10,400		Intel Corp.	216,154
2,200		International Business Machines Corp.	181,500
1,300	[1]	Intuit, Inc.	57,889
700	[1]	KLA-Tencor Corp.	32,543
2,000	[1]	Lexmark International Group, Class A	141,540
13,400		Microsoft Corp.	343,174
4,300		Nokia Oyj, Class A, ADR	70,649
1,000	[1]	Novellus Systems, Inc.	36,621
9,700	[1]	Oracle Corp.	116,594
2,400	[1]	SunGuard Data Systems, Inc.	62,184
3,300		Texas Instruments, Inc.	58,080

		TOTAL	2,109,074

		Materials--3.0%
5,300		Alcoa, Inc.	135,150
4,500		International Paper Co.	160,785
3,400		MeadWestvaco Corp.	83,980
1,511		Monsanto Co.	32,698

		TOTAL	412,613

		Telecommunication Services--4.3%
1,400		AT&T Corp.	26,950
3,700		BellSouth Corp.	98,531
7,200		SBC Communications, Inc.	183,960
3,900		Sprint Corp.	56,160
5,700		Verizon Communications	224,865

		TOTAL	590,466

		Utilities--3.7%
3,800		Cinergy Corp.	139,802
700		FPL Group, Inc.	46,795
2,200		FirstEnergy Corp.	84,590
4,900		NiSource, Inc.	93,100
3,400		Sempra Energy	97,002
1,500		Southern Co.	46,740

		TOTAL	508,029

		TOTAL COMMON STOCKS (IDENTIFIED COST $12,444,920)	12,921,178

		REPURCHASE AGREEMENT--3.3%
$445,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $445,015 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 07/01/2033 (AT AMORTIZED COST)	445,000

		TOTAL INVESTMENTS--98.2% (IDENTIFIED COST $12,889,920)[2]	13,366,178

		OTHER ASSETS AND LIABILITIES - NET--1.8%	250,110

		TOTAL NET ASSETS--100%	$13,616,288

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $12,889,920.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statement

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $12,889,920)		$13,366,178
Cash		627
Income receivable		11,399
Receivable for investments sold		149,768
Receivable for shares sold		224,038
Prepaid expenses		44,539

TOTAL ASSETS		13,796,549

Liabilities:
Payable for investments purchased	$171,228
Payable for shares redeemed	1,496
Payable for transfer and dividend disbursing agent fees and expenses	2,622
Payable for portfolio accounting fees	841
Payable for distribution services fee - Service Shares	412
Accrued expenses	3,662

TOTAL LIABILITIES		180,261

Net assets for 2,824,562 shares outstanding		$13,616,288

Net Assets Consist of:
Paid in capital		$18,480,019
Net unrealized appreciation of investments		476,258
Accumulated net realized loss on investments		(5,392,289)
Undistributed net investment income		52,300

TOTAL NET ASSETS		$13,616,288

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$11,254,882 ÷ 2,334,697 shares outstanding		$4.82

Service Shares:
$2,361,406 ÷ 489,865 shares outstanding		$4.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $843)			$105,144
Interest			2,428

TOTAL INCOME			107,572

Expenses:
Investment adviser fee (Note 5)		$47,543
Administrative personnel and services fee (Note 5)		76,863
Custodian fees		5,331
Transfer and dividend disbursing agent fees and expenses (Note 5)		12,857
Directors'/Trustees' fees		398
Legal fees		1,602
Portfolio accounting fees (Note 5)		25,612
Distribution services fee--Service Shares (Note 5)		1,601
Share registration costs		211
Printing and postage		9,967
Insurance premiums		619
Miscellaneous		606

TOTAL EXPENSES		183,210

Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(47,543)
Reimbursement of other operating expenses	(80,425)

TOTAL WAIVER AND REIMBURSEMENT		(127,968)

Net expenses			55,242

Net investment income			52,330

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(248,820)
Net change in unrealized depreciation of investments			1,287,300

Net realized and unrealized gain on investments			1,038,480

Change in net assets resulting from operations			$1,090,810

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$52,330	$58,104
Net realized loss on investments	(248,820)	(439,884)
Net change in unrealized appreciation/depreciation investments	1,287,300	(1,573,571)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,090,810	(1,955,351)

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(52,661)	--
Service Shares	(5,473)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(58,134)	--

Share Transactions:
Proceeds from sale of shares	3,393,291	6,185,231
Net asset value of shares issued to shareholders in payment of distributions declared	58,132	--
Cost of shares redeemed	(1,116,709)	(1,043,975)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,334,714	5,141,256

Change in net assets	3,367,390	3,185,905

Net Assets:
Beginning of period	10,248,898	7,062,993

End of period (including undistributed net investment income of $52,300 and $58,104, respectively)	$13,616,288	$10,248,898

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 6/30/2003		Year Ended 12/31/2002
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	376,537	$1,684,640	1,141,210	$5,459,530
Shares issued to shareholders in payment of distributions declared	11,941	52,661	--	--
Shares redeemed	(204,112)	(893,716)	(219,405)	(1,038,241)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	184,366	$843,585	921,805	$4,421,289

	Six Months Ended 6/30/2003		Period Ended 12/31/2002[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	376,854	$1,708,651	163,144	$725,701
Shares issued to shareholders in payment of distributions declared	1,241	5,471	--	--
Shares redeemed	(50,109)	(222,993)	(1,265)	(5,734)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	327,986	$1,491,129	161,879	$719,967

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	512,352	$2,334,714	1,083,684	$5,141,256

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $12,889,920. The net unrealized appreciation of investments for federal tax purposes was $476,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $839,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $362,952.

At December 31, 2002, the Fund had a capital loss carryforward of $5,012,402, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 498,563

2009	$3,760,909

2010	$ 752,930

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Primary Shares and Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Primary Shares and Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2003, the Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$4,699,399

Sales	$2,685,592

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25669 (8/03)

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

(formerly, Federated Utility Fund II)

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.52	$10.37	$12.44	$14.35	$15.27	$14.29
Income From Investment Operations:
Net investment income	0.20 [1]	0.47	0.47 [2]	0.39	0.42	0.37
Net realized and unrealized gain (loss) on investments, option and foreign currency transactions	0.41	(2.85)	(2.14)[2]	(1.59)	(0.23)	1.55

TOTAL FROM INVESTMENT OPERATIONS	0.61	(2.38)	(1.67)	(1.20)	0.19	1.92

Less Distributions:
Distributions from net investment income	(0.51)	(0.47)	(0.40)	(0.43)	(0.37)	(0.13)
Distributions from net realized gain on investments, option and foreign currency transactions	--	--	--	(0.28)	(0.74)	(0.81)

TOTAL DISTRIBUTIONS	(0.51)	(0.47)	(0.40)	(0.71)	(1.11)	(0.94)

Net Asset Value, End of Period	$7.62	$7.52	$10.37	$12.44	$14.35	$15.27

Total Return[3]	8.95%	(23.95)%	(13.72)%	(8.95)%	1.69%	13.95%

Ratios to Average Net Assets:

Expenses	1.10%[4,5]	1.02%[4]	0.92%[4]	0.91%	0.94%	0.93%

Net investment income	5.35%[5]	4.90%	3.86%[2]	2.95%	3.20%	3.20%

Expense waiver/reimbursement[6]	0.01%[5]	--	--	--	--	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$81,101	$85,419	$138,270	$175,215	$187,666	$162,038

Portfolio turnover	118%	118%	97%	107%	119%	84%

1 Based on average shares outstanding.

2 Effective January 1, 2001, the Fund adopted the provisions of American Institute of Certified Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, or on the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2003, year ended December 31, 2002 and year ended December 31, 2001 are 1.07%, 1.01% and 0.91%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--31.5%
		Aerospace & Defense--0.9%
8,000		Goodrich (B.F.) Co.	$168,000
20,700		Honeywell International, Inc.	555,795

		TOTAL	723,795

		Capital Markets--0.9%
20,100		J.P. Morgan Chase & Co.	687,018

		Chemicals--0.1%
2,900		Eastman Chemical Co.	91,843

		Commercial Banks--2.9%
3,600		Citizens Banking Corp.	96,372
13,300		Comerica, Inc.	618,450
4,200		FirstMerit Corp.	96,012
20,900		FleetBoston Financial Corp.	620,939
3,200		PNC Financial Services Group	156,192
3,700		Provident Financial Group, Inc.	94,831
27,700		U.S. Bancorp	678,650

		TOTAL	2,361,446

		Commercial Services & Supplies--1.3%
13,800		Donnelly (R.R.) & Sons Co.	360,732
19,100		Pitney Bowes, Inc.	733,631

		TOTAL	1,094,363

		Diversified Financial Services--1.0%
15,900		Citigroup, Inc.	680,520
8,800		GATX Corp.	143,880

		TOTAL	824,400

		Diversified Telecommunication Services--4.0%
30,800		AT&T Corp.	592,900
14,800		BCE, Inc.	342,028
23,800		BellSouth Corp.	633,794
30,700		SBC Communications, Inc.	784,385
9,600		Telefonos de Mexico, Class L, ADR	301,632
14,500		Verizon Communications	572,025

		TOTAL	3,226,764

		Electric Utilities--2.9%
23,700		DPL, Inc.	377,778
6,300		DQE, Inc.	94,941
12,600		E.On AG, ADR	645,750
16,400	[1]	Electricidade de Portugal SA, ADR	355,552
19,900		Endesa S.A., ADR	324,370
2,400		PPL Corp.	103,200
12,300		Pinnacle West Capital Corp.	460,635

		TOTAL	2,362,226

Shares			Value
		COMMON STOCKS--continued
		Electrical Equipment--0.8%
11,900		Emerson Electric Co.	$608,090

		Food Products--1.5%
27,100		ConAgra, Inc.	639,560
28,400		Sara Lee Corp.	534,204

		TOTAL	1,173,764

		Gas Utilities--0.3%
4,800		NICOR, Inc.	178,128
4,600		NiSource, Inc.	87,400

		TOTAL	265,528

		Household Durables--0.1%
6,100		Tupperware Corp.	87,596

		Industrial Conglomerates--1.3%
10,400		General Electric Co.	298,272
18,900		Textron, Inc.	737,478

		TOTAL	1,035,750

		Insurance--1.0%
18,000		Lincoln National Corp.	641,340
4,700		Unitrin, Inc.	127,464

		TOTAL	768,804

		Leisure Equipment & Products--0.6%
18,700		Eastman Kodak Co.	511,445

		Machinery--0.3%
4,600		Cummins Engine Co., Inc.	165,094
5,100		Federal Signal Corp.	89,607

		TOTAL	254,701

		Metals & Mining--0.8%
20,900		Anglo American PLC, ADR	321,024
26,800		Harmony Gold Mining Co. Ltd., ADR	360,996

		TOTAL	682,020

		Multi-Utilities & Unregulated Power--0.6%
22,600		Energy East Corp.	469,176

		Multiline Retail--0.3%
9,800		May Department Stores Co.	218,148

		Oil & Gas--3.6%
16,900		BP Amoco PLC, ADR	710,138
8,300		ChevronTexaco Corp.	599,260
5,900		ENI SpA, ADR	448,636
9,300		Kerr-McGee Corp.	416,640
15,400		Royal Dutch Petroleum Co., ADR	717,948

		TOTAL	2,892,622

		Paper & Forest Products--0.5%
38,500		Stora Enso Oyj, ADR	434,665

		Pharmaceuticals--1.5%
22,500		Bristol-Myers Squibb Co.	610,875
5,400		Merck & Co., Inc.	326,970
16,100		Schering Plough Corp.	299,460

		TOTAL	1,237,305

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Real Estate--2.2%
4,300		Apartment Investment & Management Co., Class A	$148,780
7,400		Avalonbay Communities, Inc.	315,536
15,200		Public Storage, Inc.	514,824
22,200		Reckson Associates Realty Corp.	463,092
29,500		Trizec Properties, Inc.	335,415

		TOTAL	1,777,647

		Specialty Retail--0.4%
21,800		Limited, Inc.	337,900

		Thrifts & Mortgage Finance--0.1%
3,200		Peoples Bank Bridgeport	92,768

		Tobacco--1.6%
19,400		Altria Group, Inc.	881,536
10,900		R.J. Reynolds Tobacco Holdings, Inc.	405,589

		TOTAL	1,287,125

		TOTAL COMMON STOCKS (IDENTIFIED COST $23,251,860)	25,506,909

		CORPORATE BONDS--7.6%
		Aerospace & Defense--0.4%
$300,000		Raytheon Co., 8.2%, 3/01/2006	344,391

		Banking--0.9%
300,000		PNC Funding Corp, Sub. Note, 6.875%, 7/15/2007	342,366
300,000		US BANK NA, 6.3%, 2/04/2014	352,347

		TOTAL	694,713

		Broadcast Radio & TV--0.5%
400,000		Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032	433,500

		Cap. Goods - Building Materials--0.4%
300,000		Masco Corp., Note, 5.875%, 7/15/2012	330,381

		Cap. Goods - Environmental--0.4%
300,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/01/2007	345,117

		Communications - Media & Cable--0.4%
250,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	281,863

		Communications - Media Noncable--0.4%
300,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	360,123

		Communications - Telecom Wirelines--0.9%
300,000		CenturyTel, Inc., 8.375%, 10/15/2010	378,336
300,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	328,326

		TOTAL	706,662

		Consumer Cyclical - Retailers--0.3%
250,000		Grupo Elektra S.A. de C., Sr. Note, 12%, 4/01/2008	251,250

		Consumer Non - Food/Beverage--0.5%
300,000		Kellogg Co., 7.45%, 4/01/2031	383,037

		Finance - Automotive--0.5%
100,000		General Motors Acceptance, 4.5%, 7/15/2006	100,615
300,000		General Motors Acceptance, 6.875%, 9/15/2011	301,539

		TOTAL	402,154

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Financial Inst. - Brokerage--0.4%
$300,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	$330,792

		Healthcare--0.4%
300,000		HCA - The Healthcare Corp., 6.95%, 5/01/2012	320,448

		Supranational--0.4%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	344,064

		Utility - Electric--0.8%
300,000		Arizona Public Service Co, 6.375%, 10/15/2011	338,817
300,000		FirstEnergy Corp., 6.45%, 11/15/2011	329,523

		TOTAL	668,340

		TOTAL CORPORATE BONDS (IDENTIFIED COST $5,815,292)	6,196,835

		GOVERNMENTS/AGENCIES--19.2%
		Sovereign--19.2%
825,000		Brazil, Government of, 10.25%, 6/17/2013	779,625
1,500,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	1,290,000
950,000		Brazil, Government of, Note, 12%, 4/15/2010	973,750
1,100,000		Brazil, Government of, Unsub., 11%, 8/17/2040	975,700
350,000		Colombia, Government of, 10%, 1/23/2012	390,250
800,000		Colombia, Government of, 10.75%, 1/15/2013	933,200
200,000		Dominican Republic, Government of, Bond, Series REGS, 9.5%, 9/27/2006	190,000
1,200,000		Mexico, Government of, 11.375%, 9/15/2016	1,756,500
1,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	1,384,500
250,000		Peru, Government of, Note, 9.875%, 2/06/2015	273,125
300,000		Philippines, Government, 9.875%, 1/15/2019	333,750
450,000		Philippines, Government of, 9%, 2/15/2013	482,625
1,500,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	1,738,200
2,400,000		Russia, Government of, Unsub., Series REGS, 3/31/2030	2,328,000
500,000		Turkey, Government of, 11%, 1/14/2013	503,750
1,700,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	1,266,500

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $16,105,421)	15,599,475

		MORTGAGE BACKED SECURITIES--2.5%
		Federal Home Loan Mortgage Corp.--2.5%
2,000,000		Federal Home Loan Mortgage Corp. TBA, 5.500%, 30 Year, August (IDENTIFIED COST $2,067,656)	2,064,380

		PREFERRED STOCKS--6.7%
		Aerospace & Defense--0.7%
9,700		Raytheon Co., DECS, $4.125, Annual Dividend	555,228

		Automobiles--0.6%
20,500		General Motors Corp., Conv. Pfd., Series C, $3.3507, Annual Dividend	510,450

		Communications Equipment--0.7%
16,000		Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	521,600

		Containers & Packaging--0.2%
3,500		Temple-Inland, Inc., DECS, $3.75, Annual Dividend	155,575

		Diversified Telecommunication Services--0.9%
13,700		Alltel Corp., DECS, $3.875, Annual Dividend	681,575

Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Electric Utilities--0.6%
10,400		American Electric Power, DECS, $4.625, Annual Dividend	$455,728

		Healthcare Providers & Services--0.2%
3,700		Mckesson Corp., Conv. Pfd., $2.50, Annual Dividend	197,950

		IT Services--0.6%
23,300		Electronic Data Systems, PRIDES, Series I, $3.8125, Annual Dividend	513,765

		Insurance--0.6%
9,200		Hartford Financial Services, PRIDES, Series D, $3.2278, Annual Dividend	502,688

		Multi-Utilities & Unregulated Power--0.7%
33,200		Duke Energy Corp., PRIDES, Series B, $2.00, Annual Dividend	531,200

		Paper & Forest Products--0.4%
8,600		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	354,664

		Thrifts & Mortgage Finance--0.5%
7,300		Washington Mutual, Inc., Conv. Pfd., $2.7174, Annual Dividend	428,875

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,407,289)	5,409,298

		U.S. TREASURY--3.1%
		Treasury Securities--3.1%
$1,290,000		United States Treasury Bond, 10.750%, 8/15/2005	1,543,975
280,000		United States Treasury Bond, 11.625%, 11/15/2004	319,900
270,000		United States Treasury Bond, 12.000%, 5/15/2005	324,000
285,000		United States Treasury Bond, 13.750%, 8/15/2004	325,567

		TOTAL U.S. TREASURY (IDENTIFIED COST $2,529,191)	2,513,442

		MUTUAL FUND--19.4%
2,127,842	[2]	Federated High Income Bond Fund II, Class P (IDENTIFIED COST $15,600,000)	15,746,036

		REPURCHASE AGREEMENTS--17.3%
13,603,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $13,603,472 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 07/01/2033	13,603,000
391,600		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (held as collateral for securities lending)	391,600

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	13,994,600

		TOTAL INVESTMENTS--107.3% (IDENTIFIED COST $84,771,309)[3]	87,030,975

		OTHER ASSETS AND LIABILITIES - NET--(7.3)%	(5,929,947)

		TOTAL NET ASSETS--100%	$81,101,028

1 Certain share amounts are temporarily on loan to unaffiliated broker/dealers.

2 Affiliated company. At June 30, 2003, this security amounted to $15,746,036 which represents 19.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $84,822,656.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
TBA	--To Be Announced

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$13,994,600
Investments in securities	73,036,375

Total investments in securities, at value including $15,746,036 of investments in affiliated issuers and $381,568 of securities loaned (identified cost $84,771,309)		$87,030,975
Cash		600
Income receivable		805,326
Receivable for shares sold		8,736

TOTAL ASSETS		87,845,637

Liabilities:
Payable for investments purchased	$6,298,019
Payable for shares redeemed	47,388
Payable on collateral due to broker	391,600
Payable for transfer and dividend disbursing agent fees and expenses	2,916
Payable for portfolio accounting fees	2,845
Accrued expenses	1,841

TOTAL LIABILITIES		6,744,609

Net assets for 10,648,691 shares outstanding		$81,101,028

Net Assets Consist of:
Paid in capital		$147,853,595
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,259,651
Accumulated net realized loss on investments and foreign currency transactions		(71,070,647)
Undistributed net investment income		2,058,429

TOTAL NET ASSETS		$81,101,028

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$81,101,028 ÷ 10,648,691 shares outstanding		$7.62

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $17,457)			$2,186,385
Interest (including income on securities loaned of $11,991)			281,760

TOTAL INCOME			2,468,145

Expenses:
Investment adviser fee (Note 5)		$288,818
Administrative personnel and services fee (Note 5)		61,986
Custodian fees		5,125
Transfer and dividend disbursing agent fees and expenses (Note 5)		10,297
Directors'/Trustees' fees		738
Auditing fees		7,452
Legal fees		2,721
Portfolio accounting fees (Note 5)		23,804
Printing and postage		24,026
Insurance premiums		809
Miscellaneous		229

TOTAL EXPENSES		426,005

Reimbursement and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(4,093)
Fees paid indirectly from directed brokerage arrangements	(13,053)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(17,146)

Net expenses			408,859

Net investment income			2,059,286

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			725,831
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			3,421,432

Net realized and unrealized gain on investments and foreign currency transactions			4,147,263

Change in net assets resulting from operations			$6,206,549

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,059,286	$5,156,889
Net realized gain (loss) on investments, option and foreign currency transactions	725,831	(34,825,945)
Net change in unrealized appreciation/depreciation of investments, option and translation of assets and liabilities in foreign currency	3,421,432	(1,403,519)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,206,549	(31,072,575)

Distributions to Shareholders:
Distributions from net investment income	(5,128,885)	(6,136,892)

Share Transactions:
Proceeds from sale of shares	8,974,175	21,690,608
Net asset value of shares issued to shareholders in payment of distributions declared	5,128,883	6,136,889
Cost of shares redeemed	(19,498,578)	(43,469,276)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,395,520)	(15,641,779)

Change in net assets	(4,317,856)	(52,851,246)

Net Assets:
Beginning of period	85,418,884	138,270,130

End of period (including undistributed net investment income of $2,058,429 and $5,128,028, respectively)	$81,101,028	$85,418,884

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

Effective May 1, 2003 the Fund changed its name from Federated Utility Fund II to Federated Capital Income Fund II.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S government securities, listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2003, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive and put the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2003, the Fund had no realized gain on written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investment in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$381,568	$391,600

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	1,218,758	2,574,995
Shares issued to shareholders in payment of distributions declared	754,247	633,322
Shares redeemed	(2,677,407)	(5,192,682)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(704,402)	(1,984,365)

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $84,822,656. The net unrealized appreciation of investments for federal tax purposes was $2,208,319. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,073,524 and net unrealized depreciation from investments for those securities having an excess of cost over value of $865,205.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/ accretion tax elections on fixed income securities.

At December 31, 2002, the Fund had a capital loss carryforward of $70,290,123, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$20,096,146

2009	$16,049,079

2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Federated High Income Bond Fund II which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turns pays a portion of the Fund's operating expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $13,053 under these arrangements.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$82,749,242

Sales	$98,372,695

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic development within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2003, the diversification of non-U.S. countries was as follows:

Country	Percentage of Net Assets
Mexico	5.1%
Brazil	5.0%
Russia	5.0%
Colombia	1.6%
Venezuela	1.6%
United Kingdom	1.3%
Philippines	1.0%
Netherlands	0.9%
Germany	0.8%
Italy	0.6%
Turkey	0.6%
Finland	0.5%
Canada	0.4%
Portugal	0.4%
South Africa	0.4%
Spain	0.4%
Peru	0.3%
Dominican Republic	0.2%

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916108

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-03 (8/03)

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$ 9.73	$12.49	$14.32	$16.28	$14.15	$12.31
Income From Investment Operations:
Net investment income	0.11	0.20	0.23	0.22	0.22 [1]	0.22
Net realized and unrealized gain (loss) on investments and option transactions	1.04	(2.74)	(1.81)	(2.01)	2.32	1.69

TOTAL FROM INVESTMENT OPERATIONS	1.15	(2.54)	(1.58)	(1.79)	2.54	1.91

Less Distributions:
Distributions from net investment income	(0.20)	(0.22)	(0.25)	(0.17)	(0.23)	(0.07)
Distributions from net realized gain on investments	--	--	--	--	(0.18)	--

TOTAL DISTRIBUTIONS	(0.20)	(0.22)	(0.25)	(0.17)	(0.41)	(0.07)

Net Asset Value, End of Period	$10.68	$ 9.73	$12.49	$14.32	$16.28	$14.15

Total Return[2]	12.06%	(20.74)%	(10.98)%	(11.19)%	18.39%	15.57%

Ratios to Average Net Assets:

Expenses	1.14%[3,4]	1.07%[4]	0.97%	0.95%	0.94%	0.93%

Net investment income	2.19%[3]	1.63%	1.77%	1.67%	1.48%	2.04%

Expense waiver/reimbursement[5]	--	0.01%	0.02%	0.04%	0.20%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$65,770	$61,430	$91,988	$104,934	$87,619	$57,499

Portfolio turnover	81%	81%	101%	74%	49%	59%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2003 and the year ended December 31, 2002 are 1.13% and 1.06%, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares		Value
	COMMON STOCKS--78.3%
	Consumer Discretionary--5.1%
17,400	Delphi Auto Systems Corp.	$150,162
21,000	Eastman Kodak Co.	574,350
13,000	Leggett and Platt, Inc.	266,500
46,100	Limited, Inc.	714,550
12,000	Maytag Corp.	293,040
16,900	Nordstrom, Inc.	329,888
18,400	Pearson PLC, ADR	176,640
16,800	Sears, Roebuck & Co.	565,152
6,100	Stanley Works	168,360
18,200	Visteon Corp.	125,034

	TOTAL	3,363,676

	Consumer Staples--6.2%
6,400	Albertsons, Inc.	122,880
14,300	Altria Group, Inc.	649,792
27,500	Archer-Daniels-Midland Co.	353,925
6,700	Cadbury Schweppes PLC, ADR	162,006
15,600	Coca-Cola Co.	723,996
7,000	ConAgra, Inc.	165,200
5,000	Gillette Co.	159,300
13,700	Kimberly-Clark Corp.	714,318
16,200	Kraft Foods, Inc., Class A	527,310
6,300	Nestle SA, ADR	324,990
8,800	Sara Lee Corp.	165,528

	TOTAL	4,069,245

	Energy--12.1%
4,700	Ashland, Inc.	144,196
27,700	BP Amoco PLC, ADR	1,163,954
23,900	ChevronTexaco Corp.	1,725,580
31,500	Diamond Offshore Drilling, Inc.	661,185
8,800	ENI SPA, ADR	669,152
17,300	Exxon Mobil Corp.	621,243
29,400	Halliburton Co.	676,200
6,900	Kerr-McGee Corp.	309,120
19,900	Marathon Oil Corp.	524,365
10,800	Royal Dutch Petroleum Co., ADR	503,496
10,300	Schlumberger Ltd.	489,971
8,500	Shell Transport & Trading Co., ADR	338,725
1,900	Total Fina SA, Class B, ADR	144,020

	TOTAL	7,971,207

Shares		Value
	COMMON STOCKS--continued
	Financials--27.6%
13,693	Ace Ltd.	$469,533
24,400	Allstate Corp.	869,860
6,100	American International Group, Inc.	336,598
5,600	Astoria Financial Corp.	156,408
4,300	BB&T Corp.	147,490
7,700	Bank of America Corp.	608,531
26,700	Bank of New York Co., Inc.	767,625
46,100	Citigroup, Inc.	1,973,080
17,500	Comerica, Inc.	813,750
5,700	Equity Office Properties Trust	153,957
7,100	Federal National Mortgage Association	478,824
8,400	Fifth Third Bancorp	481,656
41,800	FleetBoston Financial Corp.	1,241,878
5,200	Independence Community Bank	146,744
42,400	J.P. Morgan Chase & Co.	1,449,232
7,900	Jefferson-Pilot Corp.	327,534
16,200	Lincoln National Corp.	577,206
3,200	Loews Corp.	151,328
7,300	Merrill Lynch & Co., Inc.	340,764
10,600	Morgan Stanley	453,150
9,800	National City Corp.	320,558
12,200	National Commerce Financial Corp.	270,718
17,000	Nationwide Financial Services, Inc., Class A	552,500
17,400	Northern Trust Corp.	727,146
4,300	PMI Group, Inc.	115,412
10,000	Protective Life Corp.	267,500
7,100	Public Storage, Inc.	240,477
16,100	Sun Life Financial Services of Canada	334,397
5,300	SunTrust Banks, Inc.	314,502
14,900	T. Rowe Price Group, Inc.	562,475
65,900	U.S. Bancorp	1,614,550
3,800	Vornado Realty Trust	165,680
11,300	Wells Fargo & Co.	569,520
3,400	Zions Bancorp	172,074

	TOTAL	18,172,657

	Healthcare--6.3%
8,400	Abbott Laboratories	367,584
19,200	Bristol-Myers Squibb Co.	521,280
7,200	CIGNA Corp.	337,968
3,100	GlaxoSmithKline PLC, ADR	125,674
6,800	Johnson & Johnson	351,560
19,000	Merck & Co., Inc.	1,150,450
26,100	Pfizer, Inc.	891,315
11,700	Schering Plough Corp.	217,620
4,700	Wyeth	214,085

	TOTAL	4,177,536

Shares		Value
	COMMON STOCKS--continued
	Industrials--5.3%
5,200	Boeing Co.	$178,464
7,900	Donnelley (R.R.) & Sons Co.	206,506
5,800	Dover Corp.	173,768
13,400	Emerson Electric Co.	684,740
2,700	General Dynamics Corp.	195,750
17,700	General Electric Co.	507,636
19,700	Honeywell International, Inc.	528,945
19,100	Pitney Bowes, Inc.	733,631
12,000	ServiceMaster Co.	128,400
3,900	Textron, Inc.	152,178

	TOTAL	3,490,018

	Information Technology--3.1%
46,400	Hewlett-Packard Co.	988,320
4,200	International Business Machines Corp.	346,500
14,200	Microsoft Corp.	363,662
19,700	Nokia Oyj, Class A, ADR	323,671

	TOTAL	2,022,153

	Materials--3.3%
6,400	Alcoa, Inc.	163,200
18,300	Anglo American PLC, ADR	281,088
6,244	Cemex S.A. de C.V., ADR	139,179
20,000	Du Pont (E.I.) de Nemours & Co.	832,800
9,900	Georgia-Pacific Corp.	187,605
7,800	Harmony Gold Mining Co. Ltd., ADR	105,066
7,300	Monsanto Co.	157,972
3,400	Nucor Corp.	166,090
12,300	Stora Enso Oyj, ADR	138,867

	TOTAL	2,171,867

	Telecommunication Services--6.2%
7,000	BCE, Inc.	161,770
29,700	BellSouth Corp.	790,911
48,900	SBC Communications, Inc.	1,249,395
23,800	Sprint Corp.	342,720
10,100	Telefonos de Mexico, Class L, ADR	317,342
10,700	Telstra Corp. Ltd., ADR	158,895
26,100	Verizon Communications	1,029,645

	TOTAL	4,050,678

	Utilities--3.1%
6,800	E.On AG, ADR	348,500
12,100	Endesa SA, ADR	197,230
8,000	Energy East Corp.	166,080
2,900	Exelon Corp.	173,449
4,700	NICOR, Inc.	174,417
5,000	National Grid Group PLC, ADR	170,550
15,500	NiSource, Inc.	294,500
10,200	Northeast Utilities Co.	170,748
9,200	Pinnacle West Capital Corp.	344,540

	TOTAL	2,040,014

	TOTAL COMMON STOCKS (IDENTIFIED COST $46,929,098)	51,529,051

Shares or Principal Amount		Value
	PREFERRED STOCKS--9.9%
	Consumer Discretionary--0.7%
19,500	General Motors Corp., Conv. Pfd., Series C, $3.3507, Annual Dividend	$485,550

	Energy--0.2%
3,300	Kerr-McGee Corp., DECS, $1.8253, Annual Dividend	157,146

	Financials--1.8%
9,000	Chubb Corp., PRIDES, $1.0111, Annual Dividend	231,300
3,600	Hartford Financial Services Group, Inc., PRIDES, $3.00, Annual Dividend	188,910
3,200	Hartford Financial Services Group, Inc., PRIDES, Series D, $3.2278, Annual Dividend	174,848
10,400	Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	616,200

	TOTAL	1,211,258

	Healthcare--0.2%
2,300	McKesson Corp., Conv. Pfd., $2.50, Annual Dividend	123,050

	Industrials--0.5%
5,200	Raytheon Co., DECS, $4.13, Annual Dividend	297,648

	Information Technology--2.0%
28,400	Electronic Data Systems Corp., PRIDES, Series I, $3.81, Annual Dividend	626,220
20,200	Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	658,520

	TOTAL	1,284,740

	Materials--1.5%
10,600	Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	437,144
6,000	International Paper Co., Cumulative Conv. Pfd., $2.63, Annual Dividend	292,962
6,100	Temple-Inland, Inc., DECS, $3.75, Annual Dividend	271,145

	TOTAL	1,001,251

	Telecommunication Services--0.5%
6,600	Alltel Corp., DECS, $3.88, Annual Dividend	328,350

	Utilities--2.5%
13,100	American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	574,042
9,000	CenterPoint Energy, Inc., Conv. Pfd., $0.40, Annual Dividend	288,180
25,300	Duke Energy Corp., PRIDES, Series B, $2.00, Annual Dividend	404,800
5,800	Public Service Enterprises Group, Inc., PRIDES, $5.13, Annual Dividend	350,900

	TOTAL	1,617,922

	TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,277,891)	6,506,915

	CORPORATE BOND--0.5%
	Consumer Discretionary--0.5%
$310,000	Liberty Media Group, Conv. Bond, 3.25%, 3/15/2031 (IDENTIFIED COST $314,923)	323,271

	REPURCHASE AGREEMENT--11.8%
7,750,000	Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $7,750,269 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 07/01/2033 (AT AMORTIZED COST)	7,750,000

	TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $61,271,912)[1]	66,109,237

	OTHER ASSETS AND LIABILITIES - NET--(0.5)%	(339,237)

	TOTAL NET ASSETS--100%	$65,770,000

1 The cost of investments for federal tax purposes amounts to $61,271,912.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$7,750,000
Investments in securities	58,359,237

Total investments in securities, at value (identified cost $61,271,912)		$66,109,237
Income receivable		173,871
Receivable for shares sold		9,501
Prepaid expenses		3,677

TOTAL ASSETS		66,296,286

Liabilities:
Payable for investments purchased	487,500
Payable for shares redeemed	31,709
Payable to bank	47
Payable for transfer and dividend disbursing agent fees and expenses	3,877
Payable for portfolio accounting fees	3,153

TOTAL LIABILITIES		526,286

Net assets for 6,160,441 shares outstanding		$65,770,000

Net Assets Consist of:
Paid in capital		$89,336,011
Net unrealized appreciation of investments		4,837,331
Accumulated net realized loss on investments		(29,070,944)
Undistributed net investment income		667,602

TOTAL NET ASSETS		$65,770,000

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,770,000 ÷ 6,160,441 shares outstanding		$10.68

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $11,214)		$940,064
Interest		71,474

TOTAL INCOME		1,011,538

Expenses:
Investment adviser fee (Note 5)	$228,345
Administrative personnel and services fee (Note 5)	61,987
Custodian fees	3,173
Transfer and dividend disbursing agent fees and expenses (Note 5)	10,964
Directors'/Trustees' fees	644
Auditing fees	3,914
Legal fees	2,950
Portfolio accounting fees (Note 5)	22,274
Printing and postage	12,693
Insurance premiums	701
Miscellaneous	307

TOTAL EXPENSES	347,952

Fees paid indirectly for directed brokerage arrangements (Note 5)	(4,203)

Net expenses		343,749

Net investment income		667,789

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(1,835,021)
Net change in unrealized depreciation of investments		8,229,987

Net realized and unrealized gain on investments		6,394,966

Change in net assets resulting from operations		$7,062,755

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$667,789	$1,238,723
Net realized loss on investments and option transactions	(1,835,021)	(7,021,866)
Net change in unrealized appreciation/depreciation of investments	8,229,987	(12,568,416)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,062,755	(18,351,559)

Distributions to Shareholders:
Distributions from net investment income	(1,238,909)	(1,569,093)

Share Transactions:
Proceeds from sale of shares	4,681,210	4,976,915
Net asset value of shares issued to shareholders in payment of distributions declared	1,238,908	1,569,092
Cost of shares redeemed	(7,403,891)	(17,183,270)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,483,773)	(10,637,263)

Change in net assets	4,340,073	(30,557,915)

Net Assets:
Beginning of period	61,429,927	91,987,842

End of period (including undistributed net investment income of $667,602 and $1,238,722, respectively)	$65,770,000	$61,429,927

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive and put the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2003, the Fund had no realized gain on written options.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	473,397	471,195
Shares issued to shareholders in payment of distributions declared	128,251	126,032
Shares redeemed	(757,334)	(1,644,997)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(155,686)	(1,047,770)

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $61,271,912. The unrealized appreciation of investments for federal tax purposes was $4,837,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,000,953 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,163,628.

At December 31, 2002, the Fund had a capital loss carryforward of $26,985,851 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

Expiration Year	Expiration Amount
2007	$ 1,719,590

2008	$ 7,949,028

2009	$10,532,229

2010	$ 6,785,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund annually, to compensate FSC. For the six months ended June 30, 2003, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time or at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker, that in turn, pays a portion of the Fund's operating expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $4,203 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$46,828,616

Sales	$53,776,356

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916801

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01305-01 (8/03)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$13.00	$17.65	$23.15	$30.88	$17.91	$16.14
Income From Investment Operations:
Net operating loss	(0.05)	(0.00)	(0.03)[1]	(0.10)	(0.07)	(0.04)[1]
Net realized and unrealized gain (loss) on investments	2.10	(4.65)	(5.15)	(5.32)	13.04	2.83

TOTAL FROM INVESTMENT OPERATIONS	2.05	(4.65)	(5.18)	(5.42)	12.97	2.79

Less Distributions:
Distributions from net investment income	--	--	--	--	--	(0.02)
Distributions from net realized gain on investments	--	--	(0.32)	(2.31)	--	(1.00)

TOTAL DISTRIBUTIONS	--	--	(0.32)	(2.31)	--	(1.02)

Net Asset Value, End of Period	$15.05	$13.00	$17.65	$23.15	$30.88	$17.91

Total Return[2]	15.77%	(26.35)%	(22.38)%	(19.91)%	72.42%	17.44%

Ratios to Average Net Assets:

Expenses	1.25%[3,4]	1.07%[3]	0.90%	0.86%	0.85%	0.86%

Net operating loss	(0.69)%[4]	(0.32)%	(0.15)%	(0.39)%	(0.38)%	(0.25)%

Expense waiver/reimbursement[5]	--	0.01%	0.07%	0.08%	0.20%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$55,786	$53,367	$96,126	$132,351	$132,563	$62,747

Portfolio turnover	105%	194%	219%	128%	117%	104%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2003 and the year ended December 31, 2002 are 1.23% and 1.06%, respectively, after taking into after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--98.5%
		Consumer Discretionary--22.1%
9,400	[1]	Abercrombie & Fitch Co., Class A	$267,054
16,200	[1,2]	Amazon.com, Inc.	591,138
4,800	[1]	AutoZone, Inc.	364,656
12,000	[1]	Bed Bath & Beyond, Inc.	465,720
5,300		Centex Corp.	412,287
17,300		Claire's Stores, Inc.	438,728
11,700	[1]	Coach, Inc.	581,958
15,300	[1]	Comcast Corp., Class A	441,099
8,800		Family Dollar Stores, Inc.	335,720
11,900	[1]	Gtech Holdings Corp.	448,035
16,700	[1]	Harrah's Entertainment, Inc.	672,008
5,500		International Game Technology	562,815
8,600		KB HOME	533,028
6,500		Lennar Corp., Class A	464,750
27,400		McDonald's Corp.	604,444
52,000	[1,2]	Mediacom Communications Corp.	513,240
1,400	[1]	NVR, Inc.	575,400
26,300	[1]	PetSmart, Inc.	438,421
8,600		Pulte Corp.	530,276
104,500	[1,2]	Sirius Satellite Radio, Inc.	176,605
17,700	[1]	Starbucks Corp.	434,004
11,200	[1]	Timberland Co., Class A	592,032
8,400	[1]	Viacom, Inc., Class B	366,744
14,600		Walt Disney Co.	288,350
9,800	[1]	Williams-Sonoma, Inc.	286,160
52,400	[1,2]	XM Satellite Radio Holdings, Inc., Class A	579,020
3,300	[1]	eBay, Inc.	343,794

		TOTAL	12,307,486

		Consumer Staples--1.5%
6,500		Altria Group, Inc.	295,360
18,400	[1]	BJ's Wholesale Club, Inc.	277,104
10,700		Sensient Technologies Corp.	245,993

		TOTAL	818,457

		Energy--8.9%
16,100		ENSCO International, Inc.	433,090
9,900		EOG Resources, Inc.	414,216
18,600	[1]	FMC Technologies, Inc.	391,530
12,500		GlobalSantaFe Corp.	291,750
25,100	[1]	Grant Prideco, Inc.	294,925
84,000	[1,2]	Grey Wolf, Inc.	339,360
35,100		Halliburton Co.	807,300
44,900	[1]	Key Energy Group, Inc.	481,328
14,900	[1]	Nabors Industries Ltd.	589,295
11,800	[1]	Patterson-UTI Energy, Inc.	382,320
13,600	[1]	Pride International, Inc.	255,952
14,833		XTO Energy, Inc.	298,292

		TOTAL	4,979,358

Shares			Value
		COMMON STOCKS--continued
		Financials--7.4%
25,500	[2]	Amvescap PLC, ADR	$356,490
5,200		Bear Stearns Cos., Inc.	376,584
5,200		Goldman Sachs Group, Inc.	435,500
16,000		J.P. Morgan Chase & Co.	546,880
32,600		Janus Capital Group, Inc.	534,640
15,800	[2]	Labranche & Co. Inc.	326,902
7,400		Legg Mason, Inc.	480,630
10,900		Morgan Stanley	465,975
10,833		New York Community Bancorp, Inc.	315,132
19,400		Sovereign Bancorp, Inc.	303,610

		TOTAL	4,142,343

		Healthcare--22.4%
10,200		Aetna US Healthcare	614,040
5,000		Allergan, Inc.	385,500
8,400	[1]	Amgen, Inc.	562,632
10,700	[1,2]	Angiotech Pharmaceuticals, Inc.	435,918
5,700	[1]	Anthem, Inc.	439,755
9,400	[1]	Boston Scientific Corp.	574,340
11,000	[1]	Forest Laboratories, Inc., Class A	602,250
7,600	[1]	Genentech, Inc.	548,112
12,700	[1]	Gilead Sciences, Inc.	705,866
14,200		Guidant Corp.	630,338
15,100	[1]	Health Net, Inc.	497,545
32,300	[1,2]	Human Genome Sciences, Inc.	410,856
30,700	[1]	King Pharmaceuticals, Inc.	453,132
15,200	[1]	Medimmune, Inc.	552,824
11,100		Medtronic, Inc.	532,467
16,600	[1]	Millennium Pharmaceuticals, Inc.	261,118
12,600		Mylan Laboratories, Inc.	438,102
8,100	[1]	Neurocrine Biosciences, Inc.	404,514
12,300	[1,2]	PacifiCare Health Systems, Inc.	606,759
15,200	[1]	Protein Design Laboratories, Inc.	212,496
19,000	[1]	SICOR, Inc.	386,460
19,600	[1]	Steris Corp.	452,564
5,100		Teva Pharmaceutical Industries Ltd., ADR	290,343
9,600		UnitedHealth Group, Inc.	482,400
9,800		Varian Medical Systems, Inc.	564,186
5,600	[1]	Wellpoint Health Networks, Inc.	472,080

		TOTAL	12,516,597

Shares			Value
		COMMON STOCKS--continued
		Industrials--6.9%
8,300	[1]	Apollo Group, Inc., Class A	$512,608
29,400	[1]	Cendant Corp.	538,608
10,200	[1]	Corinthian Colleges, Inc.	495,414
10,800	[1,2]	Corporate Executive Board Co.	440,856
22,800	[1]	Republic Services, Inc.	516,876
19,500		Rockwell International Corp.	464,880
10,300	[1,2]	Stericycle, Inc.	396,344
13,500	[1,2]	Waste Connections, Inc.	473,175

		TOTAL	3,838,761

		Information Technology--25.8%
74,500	[1]	3Com Corp.	348,660
103,500	[1,2]	ADC Telecommunications, Inc.	240,948
109,500	[1]	ARM Holdings PLC, ADR	373,395
65,900	[1,2]	ASM Lithography Holding NV	630,004
9,600		Adobe System, Inc.	307,872
7,800	[1]	Affiliated Computer Services, Inc., Class A	356,694
164,000	[1]	Agere Systems, Inc., Class A	382,120
37,900	[1]	Applied Materials, Inc.	601,094
25,900	[1]	BMC Software, Inc.	422,947
12,400	[1]	Broadcom Corp.	308,884
25,300	[1]	Cisco Systems, Inc.	419,727
56,900	[1]	Corning, Inc.	420,491
12,500	[1,2]	Cymer, Inc.	400,125
13,900	[1]	Emulex Corp.	316,503
38,200	[1,2]	Foundry Networks, Inc.	550,080
13,300	[1]	Intersil Holding Corp.	353,913
13,000	[1]	Jabil Circuit, Inc.	287,300
8,500	[1]	KLA-Tencor Corp.	395,165
171,500	[1]	Lucent Technologies, Inc.	348,145
15,200		Maxim Integrated Products, Inc.	519,688
20,200		Micron Technology, Inc.	234,926
26,800	[1]	Network Appliance, Inc.	434,428
122,600	[1,2]	Nortel Networks Corp.	331,020
8,300		Qualcomm, Inc.	296,725
17,900		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	523,038
40,200	[1]	Seagate Technology Holdings	709,530
26,800	[1]	Siebel Systems, Inc.	255,672
15,500	[1]	Storage Technology Corp.	398,970
8,000	[1]	Symantec Corp.	350,880
6,700	[1]	Synopsys, Inc.	414,395
32,795	[1,2]	Taiwan Semiconductor Manufacturing Co., ADR	330,574
2,600	[1]	Teradyne, Inc.	45,006
20,900	[1,2]	UTStarcom, Inc.	743,413
18,600	[1]	Verisign, Inc.	257,238
18,900	[1]	Veritas Software Corp.	541,863
15,800	[1]	Yahoo, Inc.	517,608

		TOTAL	14,369,041

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--1.2%
14,800		Alcoa, Inc.	$377,400
1,400		Ball Corp.	63,714
11,000	[1,2]	Inco Ltd.	232,540

		TOTAL	673,654

		Telecommunication Services--1.8%
56,600	[1]	American Tower Systems Corp.	500,910
28,000	[1]	NEXTEL Communications, Inc., Class A	506,240

		TOTAL	1,007,150

		Utilities--0.5%
15,600	[2]	ONEOK, Inc.	306,228

		TOTAL COMMON STOCKS (IDENTIFIED COST $45,621,182)	54,959,075

		REPURCHASE AGREEMENTS--17.8%
$1,093,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased at $1,093,038 on 7/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	1,093,000
8,859,684		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased on 7/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (held as collateral for securities lending)	8,859,684

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	9,952,684

		TOTAL INVESTMENTS--116.3% (IDENTIFIED COST $55,573,866)[3]	64,911,759

		OTHER ASSETS AND LIABILITIES -- NET--(16.3)%	(9,125,797)

		TOTAL NET ASSETS--100%	$55,785,962

1 Non-income producing security.

2 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $55,573,866.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $8,567,217 of securities loaned (identified cost $55,573,866)		$64,911,759
Cash		870
Income receivable		7,803
Receivable for investments sold		2,502,365
Receivable for shares sold		8,068
Prepaid expenses		11,417

TOTAL ASSETS		67,442,282

Liabilities:
Payable for investments purchased	$2,766,340
Payable for shares redeemed	25,929
Payable on collateral due to broker	8,859,684
Payable for transfer and dividend disbursing agent fees and expenses	2,914
Payable for portfolio accounting fees	1,453

TOTAL LIABILITIES		11,656,320

Net assets for 3,706,015 shares outstanding		$55,785,962

Net Assets Consist of:
Paid in capital		$80,757,948
Net unrealized appreciation of investments		9,337,893
Accumulated net realized loss on investments		(34,131,347)
Net operating loss		(178,532)

TOTAL NET ASSETS		$55,785,962

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$55,785,962 ÷ 3,706,015 shares outstanding		$15.05

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,522)		$126,565
Interest (including income on securities loaned of $5,297)		11,767

TOTAL INCOME		138,332

Expenses:
Investment adviser fee (Note 5)	$193,878
Administrative personnel and services fee (Note 5)	61,986
Custodian fees	8,957
Transfer and dividend disbursing agent fees and expenses (Note 5)	9,347
Directors'/Trustees' fees	636
Auditing fees	5,211
Legal fees	2,618
Portfolio accounting fees (Note 5)	23,712
Share registration costs	52
Printing and postage	13,763
Insurance premiums	893
Miscellaneous	1,634

TOTAL EXPENSES	322,687

Fees paid indirectly from directed broker arrangements (Note 5)	(5,823)

Net expenses		316,864

Net operating loss		(178,532)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(314,480)
Net change in unrealized appreciation of investments		8,146,598

Net realized and unrealized gain on investments		7,832,118

Change in net assets resulting from operations		$7,653,586

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(178,532)	$(233,922)
Net realized loss on investments	(314,480)	(13,076,805)
Net change in unrealized appreciation/depreciation of investments	8,146,598	(10,060,113)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,653,586	(23,370,840)

Share Transactions:
Proceeds from sale of shares	1,080,280	2,658,057
Cost of shares redeemed	(6,315,307)	(22,046,216)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,235,027)	(19,388,159)

Change in net assets	2,418,559	(42,758,999)

Net Assets:
Beginning of period	53,367,403	96,126,402

End of period	$55,785,962	$53,367,403

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturies of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program provided for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent as a fee for its service under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$8,567,217	$8,859,684

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	78,563	177,530
Shares redeemed	(477,821)	(1,517,203)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(399,258)	(1,339,673)

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $55,573,866. The unrealized appreciation of investments for federal tax purposes was $9,337,893. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,885,381 and net unrealized depreciation from investments for those securities having an excess of cost over value of $547,488.

At December 31, 2002, the Fund had a capital loss carryforward of $32,833,787, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$18,827,237

2010	$14,006,550

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six months ended June 30, 2003, the Fund's expenses were reduced by $5,823 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$53,888,384

Sales	$58,696,856

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916702

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-08 (8/03)

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$7.08	$7.72	$8.46	$10.24	$10.92	$10.95
Income From Investment Operations:
Net investment income	0.30 [2]	0.67 [1]	0.83 [1,2]	0.99	0.88	0.87
Net realized and unrealized gain (loss) on investments	0.59	(0.55)	(0.69)[2]	(1.84)	(0.63)	(0.57)

TOTAL FROM INVESTMENT OPERATIONS	0.89	0.12	0.14	(0.85)	0.25	0.30

Less Distributions:
Distributions from net investment income	(0.57)	(0.76)	(0.88)	(0.93)	(0.86)	(0.26)
Distributions from net realized gain on investments	--	--	--	--	(0.07)	(0.07)

TOTAL DISTRIBUTIONS	(0.57)	(0.76)	(0.88)	(0.93)	(0.93)	(0.33)

Net Asset Value, End of Period	$7.40	$7.08	$7.72	$ 8.46	$10.24	$10.92

Total Return[3]	13.19%	1.39%	1.38%	(9.02)%	2.31%	2.70%

Ratios to Average Net Assets:

Expenses	0.76%[4]	0.77%	0.76%	0.76%	0.79%	0.78%

Net investment income	8.30%[4]	9.30%	10.33%[2]	10.50%	9.20%	9.01%

Expense waiver/reimbursement[5]	--	--	--	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$315,084	$231,305	$229,885	$208,516	$239,088	$212,290

Portfolio turnover	31%	40%	37%	19%	34%	27%

1 Amount based on average shares outstanding.

2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.02, decrease net realized and unrealized gain/loss per share by $0.02, and increase the ratio of net investment income to average net assets from 10.19% to10.33%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$7.08	$7.72	$8.46	$9.01
Income From Investment Operations:
Net investment income	0.28 [2]	0.63 [2]	0.79 [2,3]	0.13
Net realized and unrealized gain (loss) on investments	0.59	(0.51)	(0.65)[3]	(0.68)

TOTAL FROM INVESTMENT OPERATIONS	0.87	0.12	0.14	(0.55)

Less Distributions:
Distributions from net investment income	(0.56)	(0.76)	(0.88)	--

Net Asset Value, End of Period	$7.39	$7.08	$7.72	$8.46

Total Return[4]	12.93%	1.36%	1.38%	(6.10)%

Ratios to Average Net Assets:

Expenses	1.01%[5]	1.00%	0.86%	0.86%[5]

Net investment income	7.97%[5]	9.03%	10.27%[3]	11.29%[5]

Expense waiver/reimbursement[6]	--	0.03%	0.15%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$75,071	$51,062	$8,424	$427

Portfolio turnover	31%	40%	37%	19%

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

2 Amount based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.13% to10.27%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--93.0%
		Aerospace & Defense--0.5%
$950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$1,056,875
562,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	621,010
325,000	[1,2]	Condor Systems, Inc., Sr. Sub. Note, (Series B), 11.875%, 5/1/2009	89,375
350,000	[2,3]	Esterline Technologies Corp., Sr. Sub. Note, 7.75%, 6/15/2013	368,375

		TOTAL	2,135,635

		Automotive--4.5%
375,000		Accuride Corp., Sr. Sub. Note, (Series B), 9.25%, 2/1/2008	345,000
575,000	[2,3]	Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	615,250
1,725,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	1,867,312
500,000		Arvin Industries, Inc., Note, 6.75%, 3/15/2008	523,125
450,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	475,312
1,300,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	1,465,750
975,000		General Motors Corp., Note, 7.125%, 7/15/2013	980,499
975,000		General Motors Corp., Note, 8.375%, 7/15/2033	962,578
5,125,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	5,932,188
1,225,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	1,390,375
2,275,000	[2,3]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	2,513,875
625,000	[2,3]	United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	660,937

		TOTAL	17,732,201

		Beverage & Tobacco--0.8%
950,000		Constellation Brands, Inc., Company Guarantee, (Series B), 8.00%, 2/15/2008	1,047,375
100,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	108,500
900,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	977,625
700,000	[2,3]	Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	724,500
425,000		Dimon, Inc., Sr. Note, (Series B), 9.625%, 10/15/2011	469,625

		TOTAL	3,327,625

		Broadcast Radio & TV--3.6%
1,750,000		Chancellor Media Corp., Company Guarantee, 8.00%, 11/1/2008	2,067,187
600,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	642,000
500,000	[2,3]	Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	533,750
825,000		Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009	967,940
975,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	1,014,000
750,000	[2,3]	Muzak LLC, Sr. Note, 10.00%, 2/15/2009	791,250
2,100,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	2,299,500
1,575,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	1,740,375
950,000	[2,3]	Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%, 3/15/2012	1,023,625
1,300,000	[2,3]	Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	1,514,500
990,975	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	718,457
800,000	[2,3]	XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	796,000

		TOTAL	14,108,584

Principal Amount			Value
		CORPORATE BONDS--continued
		Building & Development--2.3%
$700,000		American Builders & Contractors Supply Co. Inc., Sr. Sub. Note, 10.625%, 5/15/2007	$731,500
825,000		Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012	903,375
850,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	973,250
550,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	577,500
1,075,000	[2,3]	Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	1,139,500
350,000	[2,3]	Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%, 7/1/2010	358,750
775,000	[2,3]	Legrand SA, Sr. Note, 10.50%, 2/15/2013	877,533
1,025,000		NCI Building System, Inc., Sr. Sub. Note, (Series B), 9.25%, 5/1/2009	1,096,750
925,000		Nortek Holdings, Inc., Sr. Note, 9.125%, 9/1/2007	964,312
150,000		Nortek Holdings, Inc., Sr. Note, 9.25%, 3/15/2007	156,000
1,025,000	[2,3]	Shaw Group, Inc., Sr. Note, 10.75%, 3/15/2010	1,035,250

		TOTAL	8,813,720

		Business Equipment & Services--2.0%
1,975,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	2,113,250
825,000	[2,3]	Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	814,687
550,000		Xerox CapEurope PLC, Company Guarantee, 5.875%, 5/15/2004	556,875
1,500,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	1,515,000
2,375,000	[2,3]	Xerox Corp., Sr. Note, 9.75%, 1/15/2009	2,677,812

		TOTAL	7,677,624

		Cable Television--4.4%
2,075,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,126,875
1,075,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	1,115,312
1,250,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	1,281,250
500,000		CSC Holdings, Inc., Sr. Sub. Note, 10.50%, 5/15/2016	547,500
6,325,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	3,320,625
1,325,000	[4]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	881,125
1,000,000		Charter Communications Holdings Capital Corp., Sr. Note, 10.00%, 5/15/2011	725,000
1,325,000	[2,3]	DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,487,312
1,250,000		Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009	1,340,625
1,800,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	2,002,500
375,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	446,250
725,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	610,812
875,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	1,010,625
400,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	454,000

		TOTAL	17,349,811

		Cap. Goods - Diversified Manufacturing--1.7%
2,625,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	2,792,344
2,775,000		Tyco International Group, Note, 5.80%, 8/1/2006	2,917,219
725,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	765,781

		TOTAL	6,475,344

		Chemicals & Plastics--3.4%
950,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	1,068,750
1,225,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,264,812
750,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	851,250
550,000		Foamex LP, Company Guarantee, 10.75%, 4/1/2009	437,250
525,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	202,125
750,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	303,750
925,000	[1,2]	General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	245,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--continued
$375,000	[2,3]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	$389,062
1,925,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	1,876,875
700,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	675,500
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	1,138,500
825,000		Lyondell Chemical Co., Sr. Secd. Note, (Series A), 9.625%, 5/1/2007	816,750
1,575,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,504,125
250,000	[2,3]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	266,250
475,000	[2,3]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	494,000
875,000	[2,3,4]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	608,125
1,725,000	[2,3,4]	Salt Holdings Corp., Sr. Sub. Disc. Note, 0/12.00%, 6/1/2013	1,009,125
925,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	263,625

		TOTAL	13,414,999

		Clothing & Textiles--1.6%
625,000	[1,2]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	3,187
1,100,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	940,500
1,650,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	1,427,250
825,000	[2,3]	Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	849,750
950,000		Russell Corp., Company Guarantee, 9.25%, 5/1/2010	1,045,000
1,075,000	[2,3]	Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	1,128,750
750,000		William Carter Co., Sr. Sub. Note, (Series B), 10.875%, 8/15/2011	850,312

		TOTAL	6,244,749

		Conglomerates--0.4%
1,650,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	1,526,250

		Consumer Products--5.1%
1,400,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	1,489,250
675,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	727,312
1,350,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	1,481,625
1,300,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	1,504,750
975,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	979,875
650,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	737,750
1,275,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	1,313,250
150,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	145,500
200,000	[1]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	10,000
250,000	[1,4]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	25
550,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	588,500
800,000		Jarden Corp., Sr. Sub. Note, 9.75%, 5/1/2012	868,000
1,050,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	1,254,750
750,000	[2,3]	Le-Nature's, Inc, Sr. Sub. Note, 9.00%, 6/15/2013	780,000
1,475,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	1,644,625
1,450,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,457,250
325,000	[2,3]	Remington Arms Co., Inc., Sr. Note, 10.50%, 2/1/2011	334,750
350,000		Sealy Mattress Co., Company Guarantee, 10.875%, 12/15/2007	355,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$700,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	$696,500
400,000	[2,3]	Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	398,000
550,000	[1,2]	Sleepmaster LLC, Company Guarantee, (Series B), 11.00%, 5/15/2009	152,625
800,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	856,000
1,150,000		United Industries Corp., Sr. Sub. Note, (Series B), 9.875%, 4/1/2009	1,224,750
300,000	[2,3]	United Industries Corp., Sr. Sub. Note, (Series C), 9.875%, 4/1/2009	319,500
725,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	725,000

		TOTAL	20,044,837

		Container & Glass Products--3.8%
775,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	860,250
400,000	[2,3]	Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	398,000
975,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	975,000
800,000		Graham Packaging Co., Sub. Note, 5.015%, 1/15/2008	732,000
800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	864,000
950,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	897,750
625,000	[2,3]	Owens-Brockway Glass Container, Inc., Sr. Note, 8.25%, 5/15/2013	653,125
725,000	[2,3]	Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 7.75%, 5/15/2011	766,687
1,000,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	1,090,000
1,700,000		Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005	1,742,500
750,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	757,500
1,050,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	1,081,500
975,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	1,057,875
250,000	[2,3]	Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	266,875
800,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	756,000
118,502	[2,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	47,697
1,300,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	1,290,250
550,000	[2,3]	Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010	545,875

		TOTAL	14,782,884

		Ecological Services & Equipment--2.3%
3,400,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	3,536,000
1,600,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 8.50%, 12/1/2008	1,732,000
300,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 8.875%, 4/1/2008	327,750
2,075,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	2,220,250
925,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	994,375

		TOTAL	8,810,375

		Food & Drug Retailers--0.2%
250,000		Ahold Finance USA, Inc., Company Guarantee, 6.875%, 5/1/2029	215,000
500,000		Ahold Finance USA, Inc., Note, 8.25%, 7/15/2010	515,000

		TOTAL	730,000

		Food Products--4.4%
1,650,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	1,794,375
1,475,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	1,674,125
800,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	830,000
1,350,000		Del Monte Corp., Company Guarantee, (Series B), 9.25%, 5/15/2011	1,478,250
850,000	[2,3]	Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	924,375
1,300,000	[2,3]	Dole Food, Inc., Sr. Note, 7.25%, 6/15/2010	1,306,500
750,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	798,750
725,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	496,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--continued
$750,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	$596,250
1,000,000		Michael Foods, Inc., Sr. Sub. Note, (Series B), 11.75%, 4/1/2011	1,155,000
750,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	243,750
1,500,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	1,590,000
1,400,000	[2,3]	Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	1,494,500
925,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	1,001,312
450,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	466,875
575,000	[2,3]	Swift & Co., Sr. Note, 10.125%, 10/1/2009	600,875
600,000	[2,3]	Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	621,000

		TOTAL	17,072,562

		Food Services--0.8%
700,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	561,750
700,000		Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	693,000
1,325,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	1,301,812
400,000	[2,3]	Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	415,000

		TOTAL	2,971,562

		Forest Products--3.3%
2,925,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	3,005,438
1,525,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	1,578,375
1,600,000	[2,3]	Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	1,768,000
950,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	1,030,750
400,000	[2,3]	Jefferson Smurfit Corp., Sr. Note, 7.50%, 6/1/2013	412,000
1,450,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,609,500
485,348		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	536,310
1,000,000		Riverwood International Corp., Company Guarantee, 10.625%, 8/1/2007	1,055,000
500,000		Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008	515,000
1,375,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,505,625

		TOTAL	13,015,998

		Gaming--7.3%
300,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	319,500
1,325,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,457,500
1,175,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	1,263,125
3,500,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	3,815,000
725,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	786,625
750,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	806,250
875,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	993,125
4,050,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	4,606,875
725,000	[2,3]	MTR Gaming Group, Inc., Sr. Note, 9.75%, 4/1/2010	754,000
475,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	537,938
2,900,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	3,277,000
900,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%, 4/1/2012	974,250
175,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%, 7/1/2011	189,875
2,075,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,228,031
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$750,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	$821,250
650,000		Park Place Entertainment Corp., Sr. Sub. Note, 9.375%, 2/15/2007	721,500
725,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	775,750
750,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	836,250
1,050,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,144,500
1,275,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	1,447,125
725,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	808,375

		TOTAL	28,563,844

		Healthcare--4.8%
1,225,000		Advanced Medical Optics, Inc., Sr. Sub. Note, 9.25%, 7/15/2010	1,335,250
300,000		Alaris Medical Systems, Company Guarantee, 9.75%, 12/1/2006	312,375
825,000		Alaris Medical Systems, Sr. Secd. Note, (Series B), 11.625%, 12/1/2006	1,010,625
250,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	255,625
950,000	[2,3]	AmeriPath, Inc., Sr. Sub. Note, 10.50%, 4/1/2013	1,021,250
1,150,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	1,363,072
1,375,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	1,458,916
1,250,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	1,387,650
225,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	249,750
1,725,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	1,897,500
500,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	277,500
1,725,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	1,819,875
600,000	[2,3]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	600,000
800,000		Manor Care, Inc., Sr. Note, 7.50%, 6/15/2006	865,000
725,000		Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008	823,781
750,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	802,500
525,000		Tenet Healthcare Corp., Sr. Note, 5.375%, 11/15/2006	509,906
300,000		Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011	284,250
400,000		US Oncology, Inc., Company Guarantee, 9.625%, 2/1/2012	430,000
1,925,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	1,968,312

		TOTAL	18,673,137

		Hotels, Motels & Inns--3.2%
725,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	728,625
422,000		Felcor Lodging LP, Company Guarantee, 8.50%, 6/1/2011	427,275
225,000		Felcor Lodging LP, Company Guarantee, 9.50%, 9/15/2008	235,125
1,600,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	1,728,000
1,725,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	1,763,813
1,000,000		HMH Properties, Inc., Sr. Note, (Series C), 8.45%, 12/1/2008	1,041,920
850,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	914,813
1,325,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	1,487,313
950,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	933,375
400,000		RFS Partnership LP, Company Guarantee, 9.75%, 3/1/2012	407,000
2,100,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	2,226,000
500,000		Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note, 6.75%, 11/15/2005	522,500

		TOTAL	12,415,759

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--2.2%
$500,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	$512,500
375,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	170,625
1,275,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	1,319,625
725,000	[2,3]	Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	793,875
1,025,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	1,025,000
1,325,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	934,125
400,000	[1]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	186,000
1,400,000	[1]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	651,000
1,150,000	[2,3]	Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012	1,270,750
783,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	786,915
1,000,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	940,000

		TOTAL	8,590,415

		Leisure & Entertainment--2.9%
475,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.50%, 3/15/2009	488,063
1,275,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,383,375
825,000	[2,3]	AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%, 2/28/2008	907,500
950,000	[2,3]	Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	1,040,250
975,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	1,057,875
1,500,000		Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007	1,492,500
1,450,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	1,602,250
1,000,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	1,037,500
1,950,000	[2,3]	Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	2,159,625

		TOTAL	11,168,938

		Machinery & Equipment--1.4%
400,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	442,000
925,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,059,125
975,000	[1,2]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	98
1,350,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	1,005,750
800,000	[1,2]	Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	242,000
1,075,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	1,064,250
1,650,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	1,810,875

		TOTAL	5,624,098

		Oil & Gas--3.0%
1,200,000	[2,3]	CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	1,350,000
875,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	962,500
1,000,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	1,015,000
400,000		Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011	416,000
1,125,000	[2,3]	El Paso Production Holding Co., Sr. Note, 7.75%, 6/1/2013	1,136,250
1,150,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	1,201,750
500,000		Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	555,000
600,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	675,000
1,425,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	1,560,375
1,125,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,220,625
925,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	864,875
550,000	[2,3]	Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	569,250
300,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.00%, 7/1/2008	276,000

		TOTAL	11,802,625

Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--3.7%
$1,625,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	$1,539,688
425,000	[4]	Advanstar, Inc., Company Guarantee, (Series B), 0/15.00%, 10/15/2011	236,938
525,000	[2,3]	American Color Graphics, Inc., Sr. Secd. 2nd Priority Note, 10.00%, 6/15/2010	525,000
1,150,000		American Media Operations, Inc., Company Guarantee, (Series B), 10.25%, 5/1/2009	1,247,750
150,000	[2,3]	American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	162,750
900,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	976,500
2,275,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	2,718,625
400,000	[2,3]	Moore North America Finance, Inc., Sr. Note, 7.875%, 1/15/2011	420,000
1,400,000	[2,3]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,631,000
2,100,000		Vertis, Inc., Sr. Note, (Series B), 10.875%, 6/15/2009	2,152,500
250,000	[2,3]	Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	267,500
1,525,000	[4]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	1,296,250
1,000,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,160,000
141,716		Ziff Davis Media, Inc., Company Guarantee, (Series B), 12.00%, 8/12/2009	68,024

		TOTAL	14,402,525

		Real Estate--0.1%
300,000	[2,3]	CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010	316,500

		Retailers--1.9%
875,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	973,438
675,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	739,125
575,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	603,750
1,659,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	1,800,015
700,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	609,000
1,400,000	[2,3]	Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	1,470,000
325,000	[2,3]	Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011	353,438
825,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	878,625

		TOTAL	7,427,391

		Services--0.7%
600,000		Coinmach Corp., Sr. Note, 9.00%, 2/1/2010	654,000
950,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	902,500
975,000	[2,3]	The Brickman Group Ltd., Sr. Sub. Note, 11.75%, 12/15/2009	1,096,875

		TOTAL	2,653,375

		Steel--0.5%
117,647		Republic Engineered Products, Sr. Secd. Note, 10.00%, 8/16/2009	29,412
625,000	[1]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	7,813
975,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	965,250
1,050,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	1,081,500

		TOTAL	2,083,975

		Surface Transportation--0.8%
1,100,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	995,500
700,000	[1,2]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
900,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	932,625
1,200,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,323,000
800,000	[1,2]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	25,000

		TOTAL	3,276,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--1.6%
$825,000	[2,3]	AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	$928,125
475,000	[2,3]	Cooperative Computing, Inc., Sr. Note, 10.50%, 6/15/2011	494,000
925,000		Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/1/2007	979,344
1,350,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	1,464,750
950,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	1,026,000
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	914,375
275,000	[2,3]	Worldspan LP, Sr. Note, 9.625%, 6/15/2011	286,000

		TOTAL	6,092,594

		Telecommunications & Cellular--7.2%
1,475,000	[4]	AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009	700,625
1,875,000	[4]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	1,096,875
900,000		Horizon PCS, Inc., Company Guarantee, 13.75%, 6/15/2011	166,500
3,275,000		NEXTEL Communications, Inc., Sr. Disc. Note, 9.95%, 2/15/2008	3,430,563
3,350,000		NEXTEL Communications, Inc., Sr. Disc. Note, 10.65%, 9/15/2007	3,484,000
650,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	705,250
450,000	[2,3]	NEXTEL Partners, Inc., Sr. Note, 8.125%, 7/1/2011	447,750
375,000		NEXTEL Partners, Inc., Sr. Note, 11.00%, 3/15/2010	408,750
700,000		NEXTEL Partners, Inc., Sr. Note, 12.50%, 11/15/2009	798,000
3,800,000	[2,3]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	4,256,000
1,150,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	1,069,500
5,650,000	[2,3]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	6,412,750
1,050,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	1,081,500
1,075,000	[4]	TeleCorp PCS, Inc., Sr. Sub. Note, 0/11.625%, 4/15/2009	1,116,656
585,000	[4]	Tritel PCS, Inc., Company Guarantee, 0/12.75%, 5/15/2009	607,669
1,425,000	[2,3]	Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	1,539,000
600,000	[4]	VoiceStream Wireless Corp., Sr. Disc. Note, 0/11.875%, 11/15/2009	623,070

		TOTAL	27,944,458

		Utilities--6.6%
250,000	[2,3]	ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	275,000
2,050,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	2,039,750
875,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	923,125
1,439,727		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	1,518,912
475,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	374,063
2,125,000		Calpine Corp., Note, 8.50%, 2/15/2011	1,604,375
1,350,000		El Paso Corp., 6.75%, 5/15/2009	1,235,250
425,000		El Paso Corp., Note, 6.95%, 12/15/2007	399,500
3,050,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	2,607,750
1,150,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,006,250
650,000		El Paso Natural Gas Co., 6.75%, 11/15/2003	654,875
400,000		GulfTerra Energy Partners LP, Company Guarantee, 10.625%, 12/1/2012	466,000
1,500,000	[2,3]	Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010	1,721,250
525,000	[2,3]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	527,363
825,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	887,906
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utilities--continued
$1,700,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	$1,933,750
650,000	[2,3]	Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	664,625
800,000	[2,3]	Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	809,000
650,000	[2,3]	Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	679,250
725,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	788,438
375,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	385,313
200,000		Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011	206,000
1,125,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	1,096,875
1,550,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	1,530,625
1,225,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	1,286,250

		TOTAL	25,621,495

		TOTAL CORPORATE BONDS (IDENTIFIED COST $354,365,574)	362,892,014

		PREFERRED STOCKS--0.9%
		Broadcast Radio & TV--0.4%
16,800		Sinclair Capital, Cumulative Pfd., $11.625, Annual Dividend	1,762,320

		Healthcare--0.0%
3,064		River Holding Corp., Sr. Exchangeable PIK	31

		Printing & Publishing--0.5%
9,950		Primedia, Inc., Cumulative Pfd., (Series D), $10.00, Annual Dividend	957,688
9,475		Primedia, Inc., Pfd., $9.20, Annual Dividend	893,019
42		Ziff Davis Media, Inc., PIK Pfd., (Series E-1)	1

		TOTAL	1,850,708

		Telecommunications & Cellular--0.0%
11,079		McLeodUSA, Inc., Conv. Pfd., (Series A)	80,212

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,171,133)	3,693,271

		COMMON STOCKS--0.2%
		Cable Television--0.1%
13,110	[1]	NTL, Inc.	447,313

		Container & Glass Products--0.0%
15,500	[1]	Russell Stanley Holdings, Inc.	4,650

		Finance - Other--0.0%
71	[1]	CVC Claims Litigation LLC	0

		Leisure & Entertainment--0.0%
1,482	[1]	AMF Bowling Worldwide, Inc.	38,606

		Metal & Mining--0.0%
23,013	[1]	Royal Oak Mines, Inc.	69

		Printing & Publishing--0.0%
300	[1,2,3]	Medianews Group, Inc.	30,037

		Telecommunications & Cellular--0.1%
40,734	[1]	Call-Net Enterprises, Inc.	105,908

		TOTAL COMMON STOCKS (IDENTIFIED COST $6,718,034)	626,583

Shares or Principal Amount			Value
		WARRANTS--0.0%
		Broadcast Radio & TV--0.0%
850	[1]	XM Satellite Radio, Inc.	$5,100

		Consumer Products--0.0%
825	[1]	Jostens, Inc.	57,956

		Container & Glass Products--0.0%
650	[1]	Pliant Corp.	731

		Forest Products--0.0%
450	[1]	MDP Acquisitions PLC, Warrants	3,375

		Leisure & Entertainment--0.0%
3,408	[1]	AMF Bowling Worldwide, Inc.	12,951
3,488	[1]	AMF Bowling Worldwide, Inc.	25,811

		TOTAL	38,762

		Printing & Publishing--0.0%
425	[1]	Advanstar, Inc.	4
7,700	[1]	Ziff Davis Media, Inc.	77

		TOTAL	81

		Steel--0.0%
625	[1]	Republic Technologies International, Inc., Warrants	6

		Telecommunications & Cellular--0.0%
24,549	[1]	McLeodUSA, Inc.	10,065
6,407	[1]	Viatel Holding (Bermuda) Ltd.	4,965

		TOTAL	15,030

		TOTAL WARRANTS (IDENTIFIED COST $511,855)	121,041

		REPURCHASE AGREEMENT--4.0%
$15,430,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $15,430,536 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (AT AMORTIZED COST)	15,430,000

		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $383,196,596)[5]	382,762,909

		OTHER ASSETS AND LIABILITIES -- NET--1.9%	7,391,938

		NET ASSETS--100%	$390,154,847

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 2003, these securities amounted to $72,404,100 which represents18.6% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $71,646,690 and representing 18.4% of net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4 Denotes a zero coupon bond with effective rate at time of purchase

5 The cost of investments for federal tax purposes amounts to $383,211,399.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $383,196,596)		$382,762,909
Cash		282
Income receivable		7,512,173
Receivable for investments sold		2,087,339
Receivable for shares sold		5,119,092
Prepaid expenses		1,467

TOTAL ASSETS		397,483,262

Liabilities:
Payable for investments purchased	$6,874,053
Payable for shares redeemed	435,485
Payable for transfer and dividend disbursing agent fees and expenses	3,932
Payable for portfolio accounting fees	379
Payable for distribution services fees	14,566

TOTAL LIABILITIES		7,328,415

Net assets for 52,726,131 shares outstanding		$390,154,847

Net Assets Consist of:
Paid in capital		$454,460,961
Net unrealized depreciation of investments		(433,687)
Accumulated net realized loss on investments		(76,243,075)
Undistributed net investment income		12,370,648

TOTAL NET ASSETS		$390,154,847

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$315,084,150 ÷ 42,570,093 shares outstanding		$7.40

Service Shares:
$75,070,697 ÷ 10,156,038 shares outstanding		$7.39

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends		$199,237
Interest		14,123,092

TOTAL INCOME		14,322,329

Expenses:
Investment adviser fee (Note 5)	$949,651
Administrative personnel and services fee (Note 5)	119,023
Custodian fees	9,971
Transfer and dividend disbursing agent fees and expenses (Note 5)	23,756
Directors'/Trustees' fees	1,346
Auditing fees	8,370
Legal fees	9,294
Portfolio accounting fees (Note 5)	49,159
Distribution services fee--Service Shares (Note 5)	62,834
Share registration costs	463
Printing and postage	28,692
Insurance premiums	864
Miscellaneous	1,221

TOTAL EXPENSES	1,264,644

Net investment income		13,057,685

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(6,470,296)
Net change in unrealized depreciation of investments		34,415,127

Net realized and unrealized gain on investments		27,944,831

Change in net assets resulting from operations		$41,002,516

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,057,685	$22,642,084
Net realized loss on investments	(6,470,296)	(33,062,283)
Net change in unrealized appreciation/depreciation of investments	34,415,127	16,468,800

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,002,516	6,048,601

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(19,635,355)	(23,097,381)
Service Shares	(3,390,505)	(1,326,711)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,025,860)	(24,424,092)

Share Transactions:
Proceeds from sale of shares	258,386,543	317,074,300
Net asset value of shares issued to shareholders in payment of distributions declared	23,025,854	24,424,084
Cost of shares redeemed	(191,600,870)	(279,064,839)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	89,811,527	62,433,545

Change in net assets	107,788,183	44,058,054

Net Assets:
Beginning of period	282,366,664	238,308,610

End of period (including undistributed net investment income of $12,370,648 and $22,338,823, respectively)	$390,154,847	$282,366,664

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discount on fixed income securities are amortized/ accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at June 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	11/10/1995 -- 10/22/1997	$715,134

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	10/23/1998 - 12/28/2001	938,008

Condor Systems, Inc., Sr. Sub. Note, 11.875%, 5/1/2009	4/8/1999	325,000

Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	9/3/1997 -- 10/20/1997	636,938

General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	11/17/1999 - 2/24/2000	$900,938

Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	12/12/2000 -- 9/25/2001	517,875

Sleepmaster LLC, Company Guarantee, 11.00%, 5/15/2009	12/13/1999 -- 5/18/2001	536,250

The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	1/14/1998 -- 12/28/2001	740,313

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003		Year Ended 12/31/2002
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	28,857,692	$206,196,906	29,994,612	$214,043,103
Shares issued to shareholders in payment of distributions declared	2,879,084	19,635,352	3,212,431	23,097,377
Shares redeemed	(21,818,046)	(156,902,793)	(30,317,688)	(217,684,112)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	9,918,730	$68,929,465	2,889,355	$19,456,368

	Six Months Ended 6/30/2003		Year Ended 12/31/2002
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,288,928	$52,189,637	14,725,187	$103,031,197
Shares issued to shareholders in payment of distributions declared	497,141	3,390,502	184,521	1,326,707
Shares redeemed	(4,838,283)	(34,698,077)	(8,792,338)	(61,380,727)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,947,786	$20,882,062	6,117,370	$42,977,177

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,866,516	$89,811,527	9,006,725	$62,433,545

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $383,211,399. The net unrealized depreciation of investments for federal tax purposes was $448,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,844,521 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,293,011.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At December 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $68,944,528 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 1,810,599

2008	$ 7,050,529

2009	$27,754,606

2010	$32,328,794

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Service Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholders Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003 the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee in based on the level of the Fund's average daily net assets for the period, plus out of pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$177,996,259

Sales	$89,247,871

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-02 (8/03)

Federated Investors
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$8.79	$11.38	$18.49	$27.64	$15.39	$12.27
Income from Investment Operations:
Net investment income (net operating loss)	0.06	0.02	0.03 [1]	0.05	(0.02)	0.03 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60	(2.61)	(5.15)	(4.93)	12.72	3.11

TOTAL FROM INVESTMENT OPERATIONS	0.66	(2.59)	(5.12)	(4.88)	12.70	3.14

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	(1.99)	(4.27)	(0.45)	(0.02)

Net Asset Value, End of Period	$9.45	$ 8.79	$11.38	$18.49	$27.64	$15.39

Total Return[2]	7.51%	(22.76)%	(29.42)%	(22.61)%	84.88%	25.57%

Ratios to Average Net Assets:

Expenses	1.69%[3]	1.50%[4]	1.41%	1.28%	1.25%	1.25%

Net investment income (net operating loss)	1.44%[3]	0.26%	0.23%	0.17%	(0.34)%	0.19%

Expense waiver/reimbursement[5]	0.06%[3]	0.10%	0.10%	0.02%	0.46%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$43,044	$37,488	$60,632	$98,180	$105,100	$52,308

Portfolio turnover	105%	103%	206%	262%	304%	247%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--89.2%
		AUSTRALIA--2.6%
		Materials--0.9%
63,281		BHP Billiton Ltd.	$367,114

		Media--1.7%
24,425		News Corp. Ltd., ADR	739,345

		TOTAL AUSTRALIA	1,106,459

		BELGIUM--0.0%
		Technology Hardware & Equipment--0.0%
196	[1]	Telindus Group NV	0

		CANADA--1.0%
		Materials--1.0%
36,100		Placer Dome, Inc.	442,947

		FRANCE--12.7%
		Banks--2.1%
17,810		BNP Paribas SA	906,504

		Capital Goods--0.9%
8,370		Schneider Electric SA	394,154

		Energy--3.2%
9,040		TotalFinaElf SA, Class B	1,368,411

		Household & Personal Products--1.7%
10,626		L'Oreal SA	750,465

		Media--1.4%
19,412		Tf1 - Tv Francaise	598,408

		Pharmaceuticals & Biotechnology--3.4%
14,800		Aventis SA	815,606
11,000		Sanofi Synthelabo SA	645,291

		TOTAL	1,460,897

		TOTAL FRANCE	5,478,839

		GERMANY, FEDERAL REPUBLIC OF--7.3%
		Diversified Financials--2.0%
16,400		Deutsche Boerse AG	870,201

		Pharmaceuticals & Biotechnology--1.1%
9,800		Schering Ag	479,981

		Software & Services--2.2%
7,860		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	928,507

		Telecommunication Services--2.0%
56,800		Deutsche Telekom AG, Class REG	868,292

		TOTAL GERMANY, FEDERAL REPUBLIC OF	3,146,981

Shares			Value
		COMMON STOCKS--continued
		HONG KONG--1.8%
		Media--0.8%
102,000		Television Broadcasting	$364,279

		Transportation--1.0%
316,000		Cathay Pacific Airways	425,486

		TOTAL HONG KONG	789,765

		IRELAND--1.2%
		Banks--1.2%
42,300		Bank of Ireland	511,370

		ISRAEL--1.1%
		Pharmaceuticals & Biotechnology--1.1%
8,500		Teva Pharmaceutical Industries Ltd., ADR	483,905

		JAPAN--15.6%
		Automobiles & Components--3.1%
31,400		Bridgestone Corp.	427,033
13,700		Honda Motor Co. Ltd.	520,087
14,500		Toyota Motor Corp.	376,246

		TOTAL	1,323,366

		Capital Goods--2.0%
72,000		NGK Insulators	400,083
5,300		SMC Corp.	447,065

		TOTAL	847,148

		Commercial Services & Supplies--2.1%
39,000		Dai Nippon Printing Co. Ltd.	413,249
17,000		Secom Co. Ltd.	499,270

		TOTAL	912,519

		Consumer Durables & Apparel--0.8%
15,500		Pioneer Electronic Corp.	349,172

		Diversified Financials--1.4%
48,000		Nomura Holdings, Inc.	610,338

		Food Beverage & Tobacco--1.5%
35,000		Ajinomoto Co., Inc.	335,822
44,000		Kirin Brewery Co. Ltd.	309,841

		TOTAL	645,663

		Semiconductors & Semiconductor Equipment--1.2%
60,000		Nikon Corp.	495,098

		Technology Hardware & Equipment--1.5%
9,400		Hoya Corp.	648,600

		Telecommunication Services--2.0%
400		NTT DoCoMo, Inc.	867,715

		TOTAL JAPAN	6,699,619

Shares			Value
		COMMON STOCKS--continued
		KOREA, REPUBLIC OF--1.4%
		Diversified Financials--0.5%
8,280		Samsung Securities Co. Ltd.	$200,675

		Semiconductors & Semiconductor Equipment--0.9%
1,380		Samsung Electronics Co.	410,130

		TOTAL KOREA, REPUBLIC OF	610,805

		MEXICO--0.9%
		Telecommunication Services--0.9%
12,500		Telefonos de Mexico, Class L, ADR	392,750

		NETHERLANDS--4.3%
		Diversified Financials--1.1%
17,800		Euronext NV	442,044

		Media--1.0%
14,300		VNU - Verenigde Nederlandse Uitgeversbedrijven	441,315

		Semiconductors & Semiconductor Equipment--2.2%
99,394	[1]	ASM Lithography Holding NV	945,492

		TOTAL NETHERLANDS	1,828,851

		RUSSIA--2.4%
		Energy--1.7%
8,200		Gazprom, ADR	154,160
4,165		Lukoil Holding Co., ADR	329,035
4,181		YUKOS, ADR	234,136

		TOTAL	717,331

		Materials--0.7%
9,420	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	322,164

		TOTAL RUSSIA	1,039,495

		SINGAPORE--2.0%
		Banks--1.0%
74,000		DBS Group Holdings Ltd.	432,884

		Transportation--1.0%
73,000		Singapore Airlines Ltd.	431,180

		TOTAL SINGAPORE	864,064

		SOUTH AFRICA--0.4%
		Materials--0.4%
13,800		Harmony Gold Mining Co. Ltd., ADR	185,886

		SPAIN--2.8%
		Telecommunication Services--2.8%
102,100		Telefonica SA	1,187,324

		SWITZERLAND--2.4%
		Pharmaceuticals & Biotechnology--2.4%
13,080		Roche Holding AG	1,028,226

Shares			Value
		COMMON STOCKS--continued
		TAIWAN, PROVINCE OF CHINA--2.5%
		Semiconductors & Semiconductor Equipment--1.4%
360,000	[1]	Taiwan Semiconductor Manufacturing Co.	$592,892

		Technology Hardware & Equipment--1.1%
189,000		Asustek Computer, Inc.	477,824

		TOTAL TAIWAN, PROVINCE OF CHINA	1,070,716

		UNITED KINGDOM--26.8%
		Banks--4.6%
116,000		Barclays PLC	862,814
40,270		Royal Bank of Scotland PLC, Edinburgh	1,131,559

		TOTAL	1,994,373

		Diversified Financials--0.9%
54,000		Amvescap PLC	373,093

		Energy--3.2%
196,192		BP Amoco PLC	1,362,811

		Food & Staples Retailing--2.0%
235,900		Tesco PLC	854,898

		Food Beverage & Tobacco--2.3%
49,100		British American Tobacco plc	557,957
71,800		Cadbury Schweppes PLC	424,868

		TOTAL	982,825

		Hotels Restaurants & Leisure--0.8%
87,554		Rank Group PLC	360,348

		Household & Personal Products--1.6%
37,350		Reckitt Benckiser PLC	686,503

		Materials--1.5%
35,200		Rio Tinto PLC	663,276

		Media--1.6%
85,700		WPP Group PLC	672,855

		Pharmaceuticals & Biotechnology--4.9%
20,240		AstraZeneca PLC	812,950
63,700		GlaxoSmithKline PLC	1,287,694

		TOTAL	2,100,644

		Telecommunication Services--3.4%
755,118		Vodafone Group PLC	1,479,040

		TOTAL UNITED KINGDOM	11,530,666

		TOTAL COMMON STOCKS (IDENTIFIED COST $35,008,376)	38,398,668

Principal Amount			Value
		REPURCHASE AGREEMENT--15.1%
$6,497,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased at $6,497,226 on 7/1/2003 collateralized by various U.S. Government Agency Obligations with various maturities to 7/1/2033	$6,497,000

		TOTAL INVESTMENTS--104.3% (IDENTIFIED COST $41,505,376)[2]	44,895,668

		OTHER ASSETS AND LIABILITIES -- NET--(4.3)%	(1,851,445)

		TOTAL NET ASSETS--100%	$43,044,223

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $41,505,376.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$6,497,000
Investments in securities	38,398,668

Total investments in securities, at value (identified cost $41,505,376)		$44,895,668
Cash		227
Cash denominated in foreign currencies (identified cost $617,339)		616,165
Income receivable		125,333
Receivable for investments sold		458,495
Receivable for shares sold		103,339

TOTAL ASSETS		46,199,227

Liabilities:
Payable for investments purchased	3,093,840
Payable for shares redeemed	45,024
Net payable for foreign currency exchange contracts	2,281
Payable for transfer and dividend disbursing agent fees and expenses	2,923
Payable for portfolio accounting fees	3,250
Accrued expenses	7,686

TOTAL LIABILITIES		3,155,004

Net assets for 4,556,640 shares outstanding		$43,044,223

Net Assets Consist of:
Paid in capital		$78,023,967
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,394,171
Accumulated net realized loss on investments and foreign currency transactions		(38,637,426)
Undistributed net investment income		263,511

TOTAL NET ASSETS		$43,044,223

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$43,044,223 ÷ 4,556,640 shares outstanding		$9.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $69,347)		$561,094
Interest		12,967

TOTAL INCOME		574,061

Expenses:
Investment adviser fee (Note 5)	$183,633
Administrative personnel and services fee (Note 5)	61,987
Custodian fees	19,045
Transfer and dividend disbursing agent fees and expenses (Note 5)	9,488
Directors'/Trustees' fees	573
Auditing fees	4,765
Legal fees	1,986
Portfolio accounting fees (Note 5)	26,696
Printing and postage	12,186
Insurance premiums	647
Miscellaneous	456

TOTAL EXPENSES	321,462

Waiver of investment adviser fee (Note 5)	(10,912)

Net expenses		310,550

Net investment income		263,511

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(2,024,895)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		4,908,758

Net realized and unrealized gain on investments and foreign currency transactions		2,883,863

Change in net assets resulting from operations		$3,147,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$263,511	$134,720
Net realized loss on investments and foreign currency transactions	(2,024,895)	(11,170,454)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	4,908,758	(689,456)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,147,374	(11,725,190)

Share Transactions:
Proceeds from sale of shares	56,090,063	210,039,332
Cost of shares redeemed	(53,680,881)	(221,458,556)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,409,182	(11,419,224)

Change in net assets	5,556,556	(23,144,414)

Net Assets:
Beginning of period	37,487,667	60,632,081

End of period (including undistributed net investment income of $263,511 and $0, respectively)	$43,044,223	$37,487,667

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern-time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreements.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Bought:

7/1/2003	19,037,080 Japanese Yen	$ 159,573	$ 158,834	$ (739)

7/2/2003	135,760,589 Japanese Yen	$1,134,249	$1,132,707	$(1,542)

NET UNREALIZED DEPRECIATION ON FOREIGN CURRENCY EXCHANGE CONTRACTS				$(2,281)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	6,512,090	20,819,545

Shares redeemed	(6,219,709)	(21,883,744)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	292,381	(1,064,199)

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $41,505,376. The unrealized appreciation of investments for federal tax purposes was $3,390,292. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,819,365 and net unrealized depreciation from investments for those securities having an excess of cost over value of $429,073.

At December 31, 2002, the Fund had a capital loss carryforward of $35,810,825 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows.

Expiration Year	Expiration Amount
2009	$ 23,887,554

2010	$11,923,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that the ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$36,861,598

Sales	$36,785,319

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916603

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-06 (8/03)

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$4.58	$5.54	$7.93	$10.00
Income From Investment Operations:
Net investment income (net operating loss)	0.01	(0.01)[2]	(0.01)[2]	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.71	(0.95)	(2.38)	(2.05)

TOTAL FROM INVESTMENT OPERATIONS	0.72	(0.96)	(2.39)	(2.07)

Net Asset Value, End of Period	$5.30	$4.58	$5.54	$ 7.93

Total Return[3]	15.72%	(17.48)%	(30.01)%	(20.70)%

Ratios to Average Net Assets:

Expenses	1.70%[4]	1.78%	1.65%	1.50%[4]

Net investment income (net operating loss)	0.81%[4]	(0.14)%	(0.11)%	(0.34)%[4]

Expense waiver/reimbursement[5]	4.67%[4]	6.01%	3.49%	4.34%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$7,321	$4,219	$3,026	$9,445

Portfolio turnover	31%	104%	246%	177%

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value in U.S Dollars
		COMMON STOCKS--80.6%
		AUSTRALIA--2.1%
		Automobiles & Components--0.4%
11,955		Pacifica Group Ltd.	$29,701

		Materials--0.8%
5,448		Amcor Ltd.	29,703
8,534		Boral Ltd.	28,995

		TOTAL	58,698

		Transportation--0.9%
2,765		Patrick Corp. Ltd.	23,300
8,768		Toll Holdings Ltd.	41,682

		TOTAL	64,982

		TOTAL AUSTRALIA	153,381

		BERMUDA--0.6%
		Transportation--0.6%
4,400	[1]	Golar LNG Ltd.	45,747

		CANADA--10.8%
		Automobiles & Components--0.7%
797		Magna International, Inc., Class A	53,337

		Capital Goods--1.6%
3,436	[1]	Masonite International Corp.	70,659
1,615		SNC-Lavalin Group, Inc.	47,661

		TOTAL	118,320

		Consumer Durables & Apparel--0.8%
800	[1]	Dorel Industries, Inc., Class B	23,161
2,500	[1]	Mega Blocks, Inc.	38,724

		TOTAL	61,885

		Diversified Financials--0.3%
2,800		C.I. Fund Management, Inc.	23,689

		Energy--1.4%
1,000		Canadian Natural Resources Ltd.	39,646
2,500		Ensign Resource Service Group, Inc.	37,249
516		Talisman Energy, Inc.	23,407

		TOTAL	100,302

		Food & Staples Retailing--0.4%
1,500	[1]	Shoppers Drug Mart Corp.	28,766

		Food Beverage & Tobacco--1.2%
3,183		Molson Cos. Ltd., Class A	85,670

		Hotels Restaurants & Leisure--0.2%
660		Fairmont Hotels & Resorts	15,444

		Insurance--0.4%
880		Industrial Alliance Life Insurance Co.	24,178

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		CANADA--continued
		Materials--1.1%
2,148		Domtar, Inc.	$23,449
2,200		Glamis Gold Ltd.	24,779
1,000		Methanex Corp.	10,689
2,100		Placer Dome, Inc.	25,767

		TOTAL	84,684

		Pharmaceuticals & Biotechnology--1.0%
1,746	[1]	Angiotech Pharmaceuticals, Inc.	70,213

		Retailing--0.2%
2,270		Hudson's Bay Co.	15,739

		Technology Hardware & Equipment--1.5%
4,000		Cinram International, Inc.	48,475
2,750	[1]	Research in Motion Ltd.	59,427

		TOTAL	107,902

		TOTAL CANADA	790,129

		DENMARK--1.2%
		Food Beverage & Tobacco--0.3%
580		Danisco A/S	22,759

		Health Care Equipment & Services--0.2%
190		Coloplast A.S., Class B	14,705

		Materials--0.7%
1,895		Novozymes A/S, Class B	52,799

		TOTAL DENMARK	90,263

		FRANCE--2.7%
		Capital Goods--0.3%
370		Vinci	25,004

		Health Care Equipment & Services--0.3%
480		Essilor International SA	19,368

		Media--0.3%
1,962	[1]	JC Decaux SA	24,599

		Software & Services--0.4%
800		Dassault Systemes SA	26,318

		Technology Hardware & Equipment--1.4%
1,596		Neopost SA	67,925
5,300	[1]	Silicon-On-Insulator Technologies (SOITEC)	31,579

		TOTAL	99,504

		TOTAL FRANCE	194,793

		GERMANY, FEDERAL REPUBLIC OF--5.3%
		Capital Goods--0.6%
2,715	[1]	Singulus Technologies AG	47,094

		Consumer Durables & Apparel--1.3%
325		Puma AG Rudolf Dassler Sport	32,336
1,736		Zapf Creation AG	64,697

		TOTAL	97,033

		Diversified Financials--1.2%
1,000		Deutsche Boerse AG	53,061
2,400		MLP AG	35,888

		TOTAL	88,949

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		GERMANY, FEDERAL REPUBLIC OF--continued
		Healthcare Equipment & Services--0.4%
626		Celesio AG	$24,640

		Pharmaceuticals & Biotechnology--1.0%
1,163		Stada Arzneimittel AG	74,111

		Retailing--0.8%
1,280		Medion AG	55,742

		TOTAL GERMANY, FEDERAL REPUBLIC OF	387,569

		GREECE--0.5%
		Hotels Restaurants & Leisure--0.2%
1,500		Greek Organization of Football Prognostics	15,321

		Utilities--0.3%
1,000		Public Power Corp.	18,082

		TOTAL GREECE	33,403

		HONG KONG--3.6%
		Banks--0.4%
7,000		Wing Hang Bank Ltd.	25,718

		Capital Goods--0.3%
12,000		Citic Pacific Ltd.	21,851

		Consumer Durables & Apparel--0.8%
22,000		Techtronic Industries Co.	36,816
24,000		Texwincan Holdings Ltd.	19,081

		TOTAL	55,897

		Retailing--0.9%
26,000		Esprit Holdings Ltd.	63,682

		Semiconductors & Semiconductor Equipment--0.4%
11,000		ASM Pacific Technology Ltd.	32,020

		Technology Hardware & Equipment--0.4%
94,000		TPV Technology Ltd.	32,847

		Transportation--0.4%
27,000		Cosco Pacific Ltd.	28,218

		TOTAL HONG KONG	260,233

		INDIA--0.7%
		Pharmaceuticals & Biotechnology--0.7%
3,175		Ranbaxy Laboratories Ltd.	53,763

		IRELAND--1.7%
		Banks--0.8%
6,400		Anglo Irish Bank Corp. PLC	56,066

		Diversified Financials--0.9%
850		DePfa Bank PLC	66,240

		TOTAL IRELAND	122,306

		ISRAEL--0.5%
		Software & Services--0.5%
1,850	[1]	Check Point Software Technologies Ltd.	36,168

		ITALY--3.9%
		Consumer Durables & Apparel--1.3%
2,900		Merloni Elettrodomestici SpA	42,964
14,535		Saeco International Group SPA	51,829

		TOTAL	94,793

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		ITALY--continued
		Energy--0.9%
8,886		Saipem SpA	$66,642

		Food Beverage & Tobacco--0.4%
870		Campari Group	33,374

		Hotels Restaurants & Leisure--0.4%
1,527		Lottomatica SpA	26,944

		Media--0.4%
4,010		Mondadori (Arnoldo) Editore SPA	29,151

		Pharmaceuticals & Biotechnology--0.5%
2,000		Recordati SPA	35,681

		TOTAL ITALY	286,585

		JAPAN--18.8%
		Automobiles & Components--2.5%
4,000		Calsonic Kansei Corp.	25,831
8,000		Hino Motors Ltd.	37,846
10,000		Mazda Motor Corp.	24,363
900		Nissin Kogyo Co. Ltd.	17,909
4,000		Showa Corp.	36,544
3,000		Stanley Electric	42,827

		TOTAL	185,320

		Capital Goods--2.9%
6,000		Central Glass Co. Ltd.	35,343
11,000	[1]	Chiyoda Corp.	45,155
7,000		Komatsu Ltd.	26,866
3,000		Koyo Seiko Co.	21,501
15,000		Kyowa Exeo Corp.	53,064
9,000		Ntn Corp.	33,340

		TOTAL	215,269

		Commercial Services & Supplies--0.2%
500		Drake Beam Morin Japan, Inc.	15,894

		Consumer Durables & Apparel--2.9%
500		Bandai Co. Ltd.	19,106
8,000		Hitachi Koki Co.	28,768
22,000	[1]	Kenwood Corp.	62,042
3,000		Konica Corp.	34,216
5,400		Takara Co. Ltd.	34,286
4,000		Victor Co. of Japan	32,072

		TOTAL	210,490

		Diversified Financials--1.1%
2,400		Matsui Securities Co. Ltd.	24,530
9,000		Mitsubishi Securities Co. Ltd.	54,666

		TOTAL	79,196

		Energy--0.7%
5,100		Showa Shell Sekiyu K.K.	36,679
5,000		Teikoku Oil Co.	16,353

		TOTAL	53,032

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		JAPAN--continued
		Food & Staples Retailing--0.6%
1,900		Familymart Co.	$34,004
300		Matsumotokiyoshi	12,740

		TOTAL	46,744

		Food Beverage & Tobacco--1.1%
1,100		ARIAKE JAPAN Co. Ltd.	32,856
2,400		Q.P. Corp.	18,983
3,000		Toyo Suisan Kaisha	30,512

		TOTAL	82,351

		Health Care Equipment & Services--0.9%
500		Nichii Gakkan Co.	25,030
2,000		Olympus Optical Co.	41,467

		TOTAL	66,497

		Hotels Restaurants & Leisure--0.3%
9		Round One Corp.	22,677

		Materials--0.7%
5,000		Air Water, Inc.	21,985
7,000		Tokyo Steel Manufacturing	27,508

		TOTAL	49,493

		Media--0.5%
50	[1]	SKY Perfect Communications, Inc.	34,250

		Real Estate--0.6%
25	[1]	Kennedy-Wilson Japan	39,631

		Retailing--0.1%
500		Komeri Co. Ltd.	9,136

		Semiconductors & Semiconductor Equipment--0.5%
4,000		Nikon Corp.	33,007

		Software & Services--1.3%
2,800		Fuji Soft ABC, Inc.	50,111
3,300		Nippon System Development Co. Ltd.	45,760

		TOTAL	95,871

		Technology Hardware & Equipment--1.4%
3,000		Alps Electric Co.	38,497
6,000		Brother Industries Ltd.	41,550
3,000		Minolta Co.	21,201

		TOTAL	101,248

		Transportation--0.5%
14,000		Kawasaki Kisen Kaisha Ltd.	33,874

		TOTAL JAPAN	1,373,980

		KOREA, REPUBLIC OF--2.1%
		Consumer Durables & Apparel--0.2%
1,220		Cheil Industries, Inc.	16,852

		Materials--0.4%
700		LG Chem Ltd.	28,129

		Semiconductors & Semiconductor Equipment--0.2%
4,000	[1]	Anam Semiconductor, Inc.	13,395

		Software & Services--0.7%
400		NHN Corp.	49,393

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		KOREA, REPUBLIC OF--continued
		Technology Hardware & Equipment--0.6%
1,600		DaeDuck GDS Co. Ltd.	$15,873
400		Samsung SDI Co. Ltd.	30,306

		TOTAL	46,179

		TOTAL KOREA, REPUBLIC OF	153,948

		MALAYSIA--0.8%
		Capital Goods--0.8%
11,000		Gamuda BHD	17,803
17,000		IJM Corp. Berhad	21,474
6,800	[1]	IJM Plantations Berhad	0
22,500		Road Builder (M) Holdings Berhad	20,842

		TOTAL MALAYSIA	60,119

		NETHERLANDS--2.4%
		Commercial Services & Supplies--0.6%
4,400		Vedior NV	39,932

		Diversified Financials--0.7%
2,100		Euronext NV	52,151

		Energy--0.5%
644		IHC Caland NV	32,934

		Pharmaceuticals & Biotechnology--0.1%
1,214	[1]	Qiagen NV	10,264

		Semiconductors & Semiconductor Equipment--0.5%
4,000	[1]	ASM Lithography Holding NV	38,050

		TOTAL NETHERLANDS	173,331

		PORTUGAL--1.0%
		Media--0.6%
17,000	[1]	Impresa-Sociedade Gestora de Participacoes SA	43,410

		Transportation--0.4%
4,740		Brisa Auto Estradas de Portugal S.A.	26,716

		TOTAL PORTUGAL	70,126

		RUSSIA--1.6%
		Materials--0.9%
2,000	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	68,400

		Telecommunication Services--0.7%
1,055	[1]	Vimpel-Communications, ADR	48,994

		TOTAL RUSSIA	117,394

		SINGAPORE--0.7%
		Diversified Financials--0.7%
17,500		Keppel Corp. Ltd.	48,701

		SPAIN--3.0%
		Capital Goods--1.2%
1,547		ACS Actividades de Constuccion y Servicios, S.A.	66,106
890		Grupo Ferrovial, S.A.	24,211

		TOTAL	90,317

		Insurance--0.6%
4,100		Corp Mapfre Sa	43,859

		Pharmaceuticals & Biotechnology--0.2%
2,530		Zeltia S.A.	17,112

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		SPAIN--continued
		Software & Services--1.0%
7,000		Amadeus Global Travel Distribution SA	$40,178
2,800		Indra Sistemas SA	28,503

		TOTAL	68,681

		TOTAL SPAIN	219,969

		SWEDEN--2.5%
		Food Beverage & Tobacco--0.5%
4,725		Swedish Match AB	35,754

		Health Care Equipment & Services--1.5%
2,919	[1]	Capio AB	24,461
3,059	[1]	Elekta AB, Class B	37,878
1,885		Getinge AB, Class B	50,100

		TOTAL	112,439

		Media--0.5%
4,300		Eniro AB	36,841

		TOTAL SWEDEN	185,034

		SWITZERLAND--1.8%
		Consumer Durables & Apparel--0.3%
250		Swatch Group AG, Class B	22,705

		Materials--0.3%
59		Givaudan SA	24,882

		Pharmaceuticals & Biotechnology--0.6%
650	[1]	Actelion Ltd.	43,378

		Retailing--0.1%
50		Valora Holding AG	10,247

		Technology Hardware & Equipment--0.2%
375	[1]	Logitech International SA	14,094

		Transportation--0.3%
300		Kuehne & Nagel International AG	22,085

		TOTAL SWITZERLAND	137,391

		TAIWAN, PROVINCE OF CHINA--0.7%
		Materials--0.3%
16,000		Taiwan Hon Chuan Enterprise Co. Ltd.	22,375

		Technology Hardware & Equipment--0.4%
12,000		Asustek Computer, Inc.	30,338

		TOTAL TAIWAN, PROVINCE OF CHINA	52,713

		THAILAND--0.5%
		Diversified Financials--0.3%
25,100		Kiatnakin Finance Public Co. Ltd.	19,838

		Real Estate--0.2%
135,000		Amata Corp. Public Co. Ltd.	15,467

		TOTAL THAILAND	35,305

		UNITED KINGDOM--10.5%
		Banks--0.7%
4,630		Northern Rock PLC	54,565

		Commercial Services & Supplies--0.2%
3,400		Capita Group PLC	12,701

Shares			Value in U.S Dollars
		COMMON STOCKS--continued
		UNITED KINGDOM--continued
		Consumer Durables & Apparel--0.9%
23,000		Mfi Furniture Grp	$63,678

		Diversified Financials--3.4%
4,400		Amvescap PLC	30,400
10,530		Cattles PLC	56,479
2,500		Close Brothers Group PLC	27,066
2,460		ICAP PLC	46,293
4,618		Man (ED&F) Group PLC	91,292

		TOTAL	251,530

		Energy--0.5%
11,864		Wood Group (John) PLC	35,298

		Food Beverage & Tobacco--0.3%
2,171		Wolverhampton & Dudley Breweries PLC	24,222

		Health Care Equipment & Services--0.3%
4,000		Smith & Nephew PLC	23,025

		Hotels Restaurants & Leisure--1.8%
7,052		Enterprise Inns PLC	94,649
7,110		William Hill PLC	33,552

		TOTAL	128,201

		Materials--0.3%
4,200		Bpb Industries	21,313

		Media--0.4%
7,202		HIT Entertainment PLC	29,430

		Pharmaceuticals & Biotechnology--0.1%
1,227	[1]	Cambridge Antibody Technology Group PLC	10,648

		Retailing--1.2%
30,000		Signet Group PLC	44,752
28,520		The Carphone Warehouse PLC	45,726

		TOTAL	90,478

		Transportation--0.4%
3,700		FirstGroup PLC	16,512
1,600		Tibbett & Britten Group PLC	13,289

		TOTAL	29,801

		TOTAL UNITED KINGDOM	774,890

		UNITED STATES--0.5%
		Technology Hardware & Equipment--0.5%
1,030	[1]	UTStarcom, Inc.	36,637

		VENEZUELA--0.1%
		Telecommunication Services--0.1%
600		Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR	7,494

		TOTAL COMMON STOCKS (IDENTIFIED COST $4,835,958)	5,901,372

Shares or Principal Amount			Value in U.S Dollars
		PREFERRED STOCKS--0.4%
		GERMANY, FEDERAL REPUBLIC OF--0.4%
		Capital Goods--0.4%
441		Krones AG, Pfd. (IDENTIFIED COST $15,569)	$26,378

		REPURCHASE AGREEMENT--25.8%
$1,893,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased at $1,893,066 on 7/1/2003 collateralized by various U.S. Government Agency Obligations with various maturities to 7/1/2033	1,893,000

		TOTAL INVESTMENTS--106.8% (IDENTIFIED COST $6,744,527)[2]	7,820,750

		OTHER ASSETS AND LIABILITIES - NET--(6.8)%	(500,238)

		TOTAL NET ASSETS--100%	$7,320,512

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $6,744,527.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$1,893,000
Investments in securities	5,927,750

Total investments in securities, at value (identified cost $6,744,527)		$7,820,750
Cash		963
Cash denominated in foreign currencies (identified cost $39,453)		39,382
Income receivable		7,877
Receivable for investments sold		71,192
Receivable for shares sold		403
Prepaid expense		2,505

TOTAL ASSETS		7,943,072

Liabilities:
Payable for shares redeemed	611,520
Net payable for foreign currency contracts	215
Payable for transfer and dividend disbursing agent fees and expenses	3,141
Payable for portfolio accounting fees	7,072
Payable for shareholder services fees	612

TOTAL LIABILITIES		622,560

Net assets for 1,381,207 shares outstanding		$7,320,512

Net Assets Consist of:
Paid in capital		$12,036,607
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,076,627
Accumulated net realized loss on investments and foreign currency transactions		(5,813,584)
Undistributed net investment income		20,862

TOTAL NET ASSETS		$7,320,512

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$7,320,512 ÷ 1,381,207 shares outstanding		$5.30

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $6,982)			$63,063
Interest			8,087

TOTAL INCOME			71,150

Expenses:
Investment adviser fee (Note 5)		$35,411
Administrative personnel and services fee (Note 5)		61,986
Custodian fees		22,681
Transfer and dividend disbursing agent fees and expenses (Note 5)		9,786
Directors'/Trustees' fees		480
Legal fees		2,049
Portfolio accounting fees (Note 5)		30,564
Shareholder services fee (Note 5)		2,833
Printing and postage		13,750
Insurance premiums		754
Miscellaneous		316

TOTAL EXPENSES		180,610

Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(35,411)
Reimbursement of other operating expenses	(96,900)

TOTAL WAIVER AND REIMBURSEMENT		(132,311)

Net expenses			48,299

Net investment income			22,851

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of $3,457)			(74,758)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,061,889

Net realized and unrealized gain on investments and foreign currency transactions			987,131

Change in net assets resulting from operations			$1,009,982

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$22,851	$(6,954)
Net realized loss on investments and foreign currency transactions	(74,758)	(348,356)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,061,889	(130,106)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,009,982	(485,416)

Share Transactions:
Proceeds from sale of shares	24,161,566	132,246,887
Cost of shares redeemed	(22,070,102)	(130,568,902)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,091,464	1,677,985

Change in net assets	3,101,446	1,192,569

Net Assets:
Beginning of period	4,219,066	3,026,497

End of period (including undistributed net investment income of $20,862 and $0, respectively)	$7,320,512	$4,219,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Small Company Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/2/2003	26,379 Australian Dollar	$17,576	$17,712	$(136)

7/2/2003	3,697,985 Japanese Yen	$30,902	$30,854	$48

7/2/2003	180,903 Swedish Krona	$22,499	$22,626	$(127)

NET UNREALIZED DEPRECIATION ON OUTSTANDING FOREIGN CURRENCY EXCHANGE CONTRACTS				$(215)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	5,171,002	25,080,138
Shares redeemed	(4,711,889)	(24,704,134)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	459,113	376,004

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $6,744,527. The unrealized appreciation of investments for federal tax purposes was $1,076,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,169,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $92,878.

At December 31, 2002, the Fund had a capital loss carryforward of $5,723,836 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,531,482

2009	$3,413,708

2010	$ 778,646

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets of the Fund annually, to compensate FSC. For the six months ended June 30, 2003, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2003, the Fund accrued and paid 0.10% of average daily net assets of the Fund for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$2,523,110

Sales	$1,380,728

7. RISK OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. SUBSEQUENT EVENT

The Board of Trustees of Federated Insurance Series has decided to liquidate the fund. The liquidation is expected to occur on or about November 21, 2003.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Small Company Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916850

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25671 (8/03)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	6/30/2003	12/31/2002 [1]
Net Asset Value, Beginning of Period	$8.16	$10.00
Income From Investment Operations:
Net operating loss	(0.04)	(0.00)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.47	(1.84)

TOTAL FROM INVESTMENT OPERATIONS	1.43	(1.84)

Net Asset Value, End of Period	$9.59	$8.16

Total Return[2]	17.52%	(18.40)%

Ratios to Average Net Assets:

Expenses	1.50%[3]	1.50%[3]

Net operating loss	(1.12)%[3]	(1.02)%[3]

Expense waiver/reimbursement[4]	8.21%[3]	95.85%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,577	$651

Portfolio turnover	23%	19%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Service Shares

(For a Share Outstanding Throughout the Period)

Period Ended
6/30/2003 [1]
Net Asset Value, Beginning of Period	$8.46
Income From Investment Operations:
Net operating loss	(0.00)[2]
Net realized and unrealized gain on investments and foreign currency transactions	1.13

TOTAL FROM INVESTMENT OPERATIONS	1.13

Net Asset Value, End of Period	$9.59

Total Return[3]	13.36%

Ratios to Average Net Assets:

Expenses	1.75%[4]

Net operating loss	(1.47)%[4]

Expense waiver/reimbursement[5]	8.21%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,156

Portfolio turnover	23%

1 Reflects operations for the period from May 1, 2003 (date of initial public investment) to June 30, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--84.9%
		Consumer Discretionary--24.3%
370	[1]	1-800-FLOWERS.COM, Inc.	$3,049
1,740	[1]	Advance Auto Parts, Inc.	105,966
160	[1]	Aramark Corp., Class B	3,587
290	[1]	Bed Bath & Beyond, Inc.	11,255
60		Bob Evans Farms, Inc.	1,658
670	[1]	CarMax, Inc.	20,200
140		Carnival Corp.	4,551
730	[1]	Clear Channel Communications, Inc.	30,945
730	[1]	Comcast Corp., Class A	21,046
180	[1]	Cost Plus, Inc.	6,419
520		Dollar General Corp.	9,495
700	[1]	Dollar Tree Stores, Inc.	22,211
240		E.W. Scripps Co., Class A	21,293
180	[1]	Entercom Communication Corp.	8,822
610		Family Dollar Stores, Inc.	23,271
460	[1]	Hollywood Media Corp.	598
50	[1]	InterActiveCorp	1,978
11,149		J.D. Wetherspoon PLC	43,122
240	[1]	Kohl's Corp.	12,331
760	[1]	Lamar Advertising Co.	26,760
1,440	[1]	Leapfrog Enterprises, Inc.	45,806
490	[1]	Orient-Express Hotel Ltd.	7,227
360	[1]	PETCO Animal Supplies, Inc.	7,826
10,550		PetSmart, Inc.	175,869
490	[1]	Prime Hospitality Corp.	3,288
210		Ruby Tuesday, Inc.	5,193
310	[1]	Staples, Inc.	5,689
160	[1]	Toll Brothers, Inc.	4,530
610	[1]	Viacom, Inc., Class B	26,633
90	[1]	Weight Watchers International, Inc.	4,094
180	[1]	Worldwide Restaurant Concepts, Inc.	531

		TOTAL	665,243

		Consumer Staples--1.2%
280	[1]	Costco Wholesale Corp.	10,248
275	[1]	Dean Foods Co.	8,662
180		Wal-Mart Stores, Inc.	9,661
100	[1]	Whole Foods Market, Inc.	4,753

		TOTAL	33,324

		Energy--1.8%
238		Devon Energy Corp.	12,709
350	[1]	Forest Oil Corp.	8,792
490	[1]	Oceaneering International, Inc.	12,520
30	[1]	Rowan Companies, Inc.	672
100		St. Mary Land & Exploration Co.	2,730
610	[1]	Stelmar Shipping Ltd.	10,224

		TOTAL	47,647

Shares			Value
		COMMON STOCKS--continued
		Financials--6.4%
460		Ace Ltd.	$15,773
240	[1]	Affiliated Managers Group	14,628
240	[1]	Arch Capital Group Ltd.	8,335
470		Capital One Financial Corp.	23,115
370		Endurance Specialty Holdings Ltd.	11,044
610	[1]	Federal Agricultural Mortgage Association, Class C	13,633
240		Hilb Rogal & Hamilton Co.	8,170
890		IndyMac Bancorp, Inc.	22,624
170		Moody's Corp.	8,961
790	[1]	Philadelphia Consolidated Holding Corp.	31,916
150	[1]	RTW, Inc.	539
540		Willis Group Holdings Ltd.	16,605

		TOTAL	175,343

		Healthcare--27.1%
490		Allergan, Inc.	37,779
120	[1]	Amgen, Inc.	8,038
610	[1]	Anika Therapeutics, Inc.	1,921
420	[1]	Apria Healthcare Group, Inc.	10,450
1,450	[1]	Aspect Medical Systems, Inc.	10,701
130	[1]	Atrix Labs, Inc.	2,859
490	[1]	Boston Scientific Corp.	29,939
610	[1]	Caremark Rx, Inc.	15,665
310	[1]	Charles River Laboratories International, Inc.	9,976
370	[1]	Community Health Systems, Inc.	7,137
1,100	[1]	Conceptus, Inc.	15,455
1,830	[1]	Curon Medical, Inc.	2,068
1,340	[1]	DJ Orthopedics, Inc.	14,686
610	[1]	DOV Pharmaceuticals, Inc.	7,015
100	[1]	Decode Genetics, Inc.	312
150		Dr. Reddy's Laboratories Ltd., ADR	3,496
720	[1]	Dyax Corp.	2,938
310	[1]	First Health Group Corp.	8,556
370	[1]	Genta, Inc.	4,928
260	[1]	Gilead Sciences, Inc.	14,451
820	[1]	HealthSouth Corp.	422
50	[1]	ICU Medical, Inc.	1,557
920	[1]	INAMED Corp.	49,395
100	[1]	InterMune, Inc.	1,611
1,840	[1]	Inveresk Research Group, Inc.	33,304
1,220	[1]	Kyphon, Inc.	18,446
390	[1]	Laboratory Corporation of America Holdings	11,758
100	[1]	Large Scale Biology Corp.	100
370	[1]	LifePoint Hospitals, Inc.	7,748
3,480	[1]	Lincare Holdings, Inc.	109,655
430	[1]	Medarex, Inc.	2,834
230		Medtronic, Inc.	11,033
680	[1]	NMT Medical, Inc.	2,700
150	[1]	National Dentex Corp.	3,068
1,170	[1]	Natus Medical, Inc.	5,322
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
1,840	[1]	Omnicell, Inc.	$18,842
600	[1]	Orthofix International NV	19,644
2,070	[1]	Palatin Technologies, Inc	6,603
420	[1]	Point Therapeutics, Inc.	756
385	[1]	Quest Diagnostic, Inc.	24,563
150		Ranbaxy Laboratories Ltd., GDR	2,533
310	[1]	ResMed, Inc.	12,152
170	[1]	Rita Medical Systems, Inc.	595
240	[1]	SangStat Medical Corp.	3,142
920	[1]	Select Medical Corp.	22,844
310	[1]	Shire Pharmaceuticals Group PLC, ADR	6,107
140	[1]	St. Jude Medical, Inc.	8,050
550	[1]	Staar Surgical Co.	6,380
150		Stryker Corp.	10,406
290	[1]	Telik, Inc.	4,660
1,430	[1]	Therasense, Inc.	14,300
490	[1]	United Surgical Partners International, Inc.	11,069
610		UnitedHealth Group, Inc.	30,653
1,190	[1]	VCA Antech, Inc.	23,288
550	[1]	VISX, Inc.	9,543
410	[1]	WellChoice, Inc.	12,005
310	[1]	Wellpoint Health Networks, Inc.	26,133

		TOTAL	741,591

		Industrials--8.0%
6,120	[1]	Cendant Corp.	112,118
410	[1]	CoStar Group, Inc.	12,243
160	[1]	Concorde Career Colleges, Inc.	3,202
260	[1]	DRS Technologies, Inc.	7,259
180	[1]	EGL, Inc.	2,736
50		Expeditors International Washington, Inc.	1,732
240	[1]	Exponent, Inc.	3,720
130		FedEx Corp.	8,064
460	[1]	Jet Blue Airways Corp.	19,453
240	[1]	Kroll, Inc.	6,494
610	[1]	MSC Industrial Direct Co.	10,919
90		Masco Corp.	2,147
490	[1]	McDermott International, Inc.	3,102
310	[1]	Ryanair Holdings PLC, ADR	13,919
240	[1]	Simpson Manufacturing Co., Inc.	8,784
50		UTI Worldwide, Inc.	1,559

		TOTAL	217,451

		Information Technology--15.0%
980	[1]	ATI Technologies, Inc.	9,996
1,220	[1]	Affiliated Computer Services, Inc., Class A	55,791
210	[1]	Altiris, Inc.	4,210
50	[1]	Attunity Ltd.	58
370	[1]	Broadcom Corp.	9,217
300	[1]	CareScience, Inc.	270
140	[1]	Cognos, Inc.	3,780
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
590	[1]	Concord EFS, Inc.	$8,685
230	[1]	Conexant Systems, Inc.	943
630	[1]	Cray, Inc.	4,977
460	[1]	Cree Research, Inc.	7,489
400	[1]	Digital Impact, Inc.	740
130	[1]	EasyLink Services Corp., Class A	91
860	[1]	eCollege.com	9,873
500	[1]	Enterasys Networks, Inc.	1,515
370	[1]	Extreme Networks, Inc.	1,961
310	[1]	Filenet Corp.	5,592
240		First Data Corp., Class	9,946
310	[1]	Foundry Networks, Inc.	4,464
150	[1]	GlobespanVirata, Inc.	1,237
1,000	[1]	Homestore.com, Inc.	1,770
320	[1]	Hypercom Corp.	1,328
120	[1]	Hyperion Solutions Corp.	4,051
990	[1]	Informatica Corp.	6,841
680	[1]	Intrado, Inc.	10,737
170	[1]	iPayment Holdings, Inc.	4,080
150	[1]	Iron Mountain, Inc.	5,563
610	[1]	Komag, Inc.	7,216
650	[1]	Lexar Media, Inc.	6,201
920	[1]	MEMC Electronic Materials	9,016
2,450	[1]	Magma Design Automation	42,017
310	[1]	Manhattan Associates, Inc.	8,051
150	[1]	Marimba, Inc.	436
100	[1]	Marvell Technology Group Ltd.	3,437
100	[1]	MicroStrategy, Inc., Class A	3,643
610		Microsoft Corp.	15,622
76		Mindspeed Technologies, Inc.	207
2,740	[1]	NIC, Inc.	8,001
920	[1]	Online Resources Corp.	5,860
60	[1]	ParthusCeva, Inc.	489
3,060	[1]	Proxim, Inc., Class A	4,468
420	[1]	Raindance Communications, Inc.	1,046
30	[1]	SM&A Corp.	341
190	[1]	SRA International, Inc.	6,080
460	[1]	SeaChange International, Inc.	4,388
2,450	[1]	Seagate Technology Holdings	43,242
230	[1]	Siebel Systems, Inc.	2,194
610	[1]	Synaptics, Inc.	8,211
180	[1,2]	ThermoGenesis Corp.	515
230	[1]	Titan Corp.	2,367
1,410	[1]	UTStarcom, Inc.	50,154
100	[1]	ValueClick, Inc.	603
400	[1]	Visual Networks, Inc.	548

		TOTAL	409,558

		Telecommunication Services--0.0%
50	[1]	AT Road, Inc.	546

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--1.1%
540		Kinder Morgan, Inc.	$29,511

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,092,697)	2,320,214

		REPURCHASE AGREEMENTS--27.9%
$363,000		Interest in $1,600,000,000 joint repurchase agreement with Bank of America LLC, 1.25%, dated 6/30/2003, to be repurchased at $363,013 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/25/2033	363,000
400,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $400,014 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	400,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	763,000

		TOTAL INVESTMENTS--112.8% (IDENTIFIED COST $2,855,697)[3]	3,083,214

		OTHER ASSETS AND LIABILITIES -- NET--(12.8)%	(349,809)

		TOTAL NET ASSETS--100%	$2,733,405

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2003, these securities amounted to $515 which represents 0.0% of net assets.

3 The cost of investments for federal tax purposes amounts to $2,855,697.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$763,000
Investments in securities	2,320,214

Total investments in securities, at value (identified cost $2,855,697)		$3,083,214
Cash		258
Income receivable		386
Receivable for investments sold		4,232
Receivable for shares sold		88,365
Prepaid expense		7,993

TOTAL ASSETS		3,184,448

Liabilities:
Payable for investments purchased	437,665
Payable for shares redeemed	52
Payable for transfer and dividend disbursing agent fees and expenses	5,741
Payable for portfolio accounting fees	7,489
Payable for distribution service fee - Service Shares	96

TOTAL LIABILITIES		451,043

Net assets for 285,048 shares outstanding		$2,733,405

Net Assets Consist of:
Paid in capital		$2,525,784
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		227,517
Accumulated net realized loss on investments and foreign currency transactions		(13,405)
Net operating loss		(6,491)

TOTAL NET ASSETS		$2,733,405

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$1,577,470 ÷ 164,506 shares outstanding		$9.59

Service Shares:
$1,155,935 ÷ 120,542 shares outstanding		$9.59

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $14)			$1,137
Interest			1,051

TOTAL INCOME			2,188

Expenses:
Investment adviser fee (Note 5)		$8,123
Custodian fees		3,458
Transfer and dividend disbursing agent fees and expenses (Note 5)		10,437
Directors'/Trustees' fees		294
Auditing fees		5,113
Legal fees		1,767
Portfolio accounting fees (Note 5)		19,476
Distribution services fee--Service Shares (Note 5)		101
Share registration costs		49
Printing and postage		6,157
Insurance premiums		498
Miscellaneous		552

TOTAL EXPENSES		56,025

Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(8,123)
Reimbursement of other operating expenses	(39,223)

TOTAL WAIVER AND REIMBURSEMENT		(47,346)

Net expenses			8,679

Net operating loss			(6,491)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(4,226)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency			246,074

Net realized and unrealized gain on investments and foreign currency transactions			241,848

Change in net assets resulting from operations			$235,357

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Period Ended 12/31/2002 [1]
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(6,491)	$(1,579)
Net realized loss on investments and foreign currency transactions	(4,226)	(9,225)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	246,074	(18,557)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	235,357	(29,361)

Share Transactions:
Proceeds from sale of shares	1,890,900	757,137
Cost of shares redeemed	(43,380)	(77,248)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,847,520	679,889

Change in net assets	2,082,877	650,528

Net Assets:
Beginning of period	650,528	--

End of period	$2,733,405	$650,528

1 For the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide capital appreciation.

Effective May 1, 2003, the Fund added Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003		Period Ended 12/31/2002[1]
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	89,772	$746,919	89,778	$757,137
Shares redeemed	(5,026)	(42,230)	(10,018)	(77,248)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	84,746	$704,689	79,760	$679,889

	Period Ended 6/30/2003[2]
Service Shares:	Shares	Amount
Shares sold	120,662	$1,143,981
Shares redeemed	(120)	(1,150)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	120,542	$1,142,831

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	205,288	$1,847,520

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Reflects operations for the period from May 1, 2003 (date of initial public investment) to June 30, 2003.

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $2,855,697. The net unrealized appreciation of investments for federal tax purposes was $227,517. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $244,601 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,084.

At December 31, 2002, the Fund had a capital loss carryforward of $5,875 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC received an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2003, Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a shareholder services agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$1,693,797

Sales	$254,744

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

27619 (8/03)

Federated Investors
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights--Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$11.71	$11.27	$10.72	$ 9.80	$10.00
Income From Investment Operations:
Net investment income	0.25 [2]	0.56 [2]	0.39	0.26	0.18
Net realized and unrealized gain (loss) on investments	0.30	0.43	0.46	0.76	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	0.55	0.99	0.85	1.02	(0.20)

Less Distributions:
Distributions from net investment income	(0.40)	(0.40)	(0.27)	(0.10)	--
Distributions from net realized gain on investments	--	(0.15)	(0.03)	--	--

TOTAL DISTRIBUTIONS	(0.40)	(0.55)	(0.30)	(0.10)	--

Net Asset Value, End of Period	$11.86	$11.71	$11.27	$10.72	$ 9.80

Total Return[3]	4.82%	9.31%	8.01%	10.45%	(2.00)%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%	0.70%	0.70%	0.68%[4]

Net investment income	4.34%[4]	5.01%	5.64%	6.57%	6.11%[4]

Expense waiver/reimbursement[5]	0.26%[4]	0.28%	0.30%	0.57%	2.82%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$649,200	$544,018	$287,686	$119,783	$18,622

Portfolio turnover	39%	101%	106%	65%	119%

1 Reflects operations for the period from April 28, 1999 (date of initial public investment) to December 31, 1999.

2 Amount based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	6/30/2003	12/31/2002 [1]
Net Asset Value, Beginning of Period	$11.71	$10.85
Income From Investment Operations:
Net investment income	0.24 [2]	0.35 [2]
Net realized and unrealized gain on investments	0.29	0.51

TOTAL FROM INVESTMENT OPERATIONS	0.53	0.86

Less Distributions:
Distributions from net investment income	(0.39)	--

Net Asset Value, End of Period	$11.85	$11.71

Total Return[3]	4.70%	7.93%

Ratios to Average Net Assets:

Expenses	0.95%[4]	0.95%[4]

Net investment income	4.08%[4]	4.65%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.03%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$25,930	$7,590

Portfolio turnover	39%	101%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Amount based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.3%
		Asset-Backed Securities--0.0%
$900,000		Green Tree Financial Corp. (Series 1999-5), Class B1, 9.20%, 4/1/2031	$69,291

		Credit Card--0.3%
1,250,000		MBNA Master Credit Card Trust (Series 2000-A), Class A, 7.35%, 7/16/2007	1,365,175
450,000		Prime Credit Card Master Trust (Series 2000-1), Class A, 6.70%, 10/15/2009	492,813

		TOTAL	1,857,988

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,597,115)	1,927,279

		COLLATERALIZED MORTGAGE OBLIGATIONS--2.4%
		Federal National Mortgage Assoc.--2.4%
16,273,687		Federal National Mortgage Association, (Series 2002-52), Class FG, 1.53%, 9/25/2032 (IDENTIFIED COST $16,263,516)	16,332,435

		CORPORATE BONDS--67.8%
		Basic Ind. - Chemicals--0.5%
3,300,000		Praxair, Inc., 3.95%, 6/1/2013	3,258,123

		Basic Ind. - Metals & Mining--1.8%
1,300,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	1,366,521
2,137,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,463,747
1,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	1,051,600
3,975,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	4,138,134
6,000,000		Normandy Yandal Operations Ltd., 8.875%, 4/1/2008	3,030,000

		TOTAL	12,050,002

		Basic Ind. - Paper--1.6%
500,000		Westvaco Corp., 7.65%, 3/15/2027	582,520
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,294,560
2,100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,416,071
5,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	5,295,000

		TOTAL	10,588,151

		Cap. Goods - Building Materials--0.6%
3,700,000		Masco Corp., Note, 5.875%, 7/15/2012	4,074,699

		Cap. Goods - Diversified Manufacturing--1.5%
1,600,000		Emerson Electric Co., 4.50%, 5/1/2013	1,652,912
4,500,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	4,717,350
2,750,000		Kennametal, Inc., 7.20%, 6/15/2012	3,026,595
500,000		Tyco International Group, Note, 4.95%, 8/1/2003	505,625

		TOTAL	9,902,482

		Cap. Goods - Environmental--0.9%
3,000,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	3,455,400
2,575,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	2,962,254

		TOTAL	6,417,654

Principal Amount			Value
		CORPORATE BONDS--continued
		Cap. Goods- Aerospace & Defense--3.4%
$3,500,000		Boeing Capital Corp., 6.50%, 2/15/2012	$3,959,480
1,500,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,528,260
3,000,000		Boeing Co., Deb., 8.75%, 9/15/2031	4,156,080
1,500,000		General Dynamics Corp., 3.00%, 5/15/2008	1,509,270
4,000,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	5,054,440
3,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	3,217,020
1,000,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,136,020
2,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,127,040

		TOTAL	22,687,610

		Communications - Media & Cable--2.2%
2,000,000		Comcast Corp., 6.50%, 1/15/2015	2,269,820
700,000		Comcast Corp., 7.05%, 3/15/2033	782,250
2,000,000		Comcast Corp., Note, 6.875%, 6/15/2009	2,299,960
1,125,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,325,644
2,000,000		Cox Communications, Inc., 7.125%, 10/1/2012	2,389,900
3,400,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	3,592,440
1,700,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	1,925,250

		TOTAL	14,585,264

		Communications - Media Noncable--3.8%
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,208,380
3,500,000		Clear Channel Communications, Inc., 7.65%, 9/15/2010	4,215,785
2,000,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	2,468,740
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,658,120
2,250,000		News America Holdings, Inc., Sr. Note, 8.50%, 2/15/2005	2,479,365
4,935,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	5,924,023
4,600,000		Univision Communications, Inc., 7.85%, 7/15/2011	5,453,254

		TOTAL	25,407,667

		Communications - Telecom Wirelines--3.2%
3,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	4,413,920
3,000,000		Citizens Communications Co., 6.375%, 8/15/2004	3,155,040
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	5,155,280
1,900,000		Sprint Capital Corp., 6.375%, 5/1/2009	2,079,645
2,000,000		Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008	2,178,000
1,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	1,258,323
750,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	820,815
2,000,000		Verizon Global Funding, 7.75%, 6/15/2032	2,543,540

		TOTAL	21,604,563

		Consumer Cyclical - Automotive--1.3%
2,000,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	2,058,680
695,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	646,684
5,000,000		General Motors Corp., Note, 7.20%, 1/15/2011	5,090,450
200,000		General Motors Corp., Note, 9.45%, 11/1/2011	229,372
558,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	559,255
350,000		Hertz Corp., Note, 7.625%, 8/15/2007	376,456

		TOTAL	8,960,897

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--1.6%
$2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	$2,128,120
2,000,000		AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032	2,336,820
5,850,000		International Speedway Corp., 7.875%, 10/15/2004	6,239,961

		TOTAL	10,704,901

		Consumer Cyclical - Retailers--2.2%
3,600,000		CVS Corp., 5.625%, 3/15/2006	3,936,564
3,000,000	[2]	Federated Department Stores, Inc., 6.625%, 4/1/2011	3,439,140
115,000		Target Corp., 5.40%, 10/1/2008	128,254
1,800,000		Target Corp., 5.875%, 3/1/2012	2,034,468
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	363,207
4,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	4,799,840

		TOTAL	14,701,473

		Consumer Non-Cyclical - Consumer Products--0.1%
850,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	969,008

		Consumer Non-Cyclical - Food/Beverage--1.3%
1,500,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,581,975
5,500,000		Kellogg Co., 7.45%, 4/1/2031	7,022,345

		TOTAL	8,604,320

		Consumer Non-Cyclical - Healthcare--1.6%
3,000,000		Anthem, Inc., 6.80%, 8/1/2012	3,531,540
2,250,000		Becton, Dickinson & Co., 4.55%, 4/15/2013	2,338,627
2,000,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	2,136,320
2,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	3,099,690

		TOTAL	11,106,177

		Consumer Non-Cyclical - Pharmaceuticals--0.1%
900,000		Merck & Co., Inc., Sr. Deb., 6.30%, 1/1/2026	1,041,255

		Education--0.1%
250,000		Boston University, 7.625%, 7/15/2097	319,870

		Energy - Independent--1.9%
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	589,045
3,000,000		Devon Financing Corp., 6.875%, 9/30/2011	3,531,690
2,700,000		Devon Financing Corp., 7.875%, 9/30/2031	3,449,412
1,200,000	[1]	EOG Co. of Canada, Company Guarantee, (Series 144A), 7.00%, 12/1/2011	1,365,564
1,000,000		Occidental Petroleum Corp., Sr. Note, 7.65%, 2/15/2006	1,125,260
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,031,250

		TOTAL	13,092,221

		Energy - Integrated--2.1%
2,000,000		Conoco, Inc., 6.35%, 10/15/2011	2,334,000
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,558,412
2,500,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	2,794,650
2,350,000		Petro-Canada, Bond, 5.35%, 7/15/2033	2,252,099
3,485,000		Tosco Corp., 8.125%, 2/15/2030	4,675,999
650,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	742,189

		TOTAL	14,357,349

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--0.7%
$4,250,000		Valero Energy Corp., 7.50%, 4/15/2032	$4,910,322

		Finance - Automotive--2.1%
5,250,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	5,510,137
1,850,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	1,861,377
900,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	964,998
6,000,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	5,904,720

		TOTAL	14,241,232

		Financial Inst. - Banking--6.8%
1,500,000		Associates Corp. of North America, Sr. Note, 6.875%, 8/1/2003	1,507,560
2,500,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,678,375
3,000,000		Bank of America Corp., 3.875%, 1/15/2008	3,141,330
2,275,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	2,894,710
675,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	754,603
2,550,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	2,807,219
3,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	3,711,540
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,672,853
4,000,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	4,364,600
3,000,000		MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008	3,248,790
5,250,000		Northern Trust Corp., 4.60%, 2/1/2013	5,465,775
285,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	325,248
3,550,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,297,843
5,895,000		U.S. Bank N.A., 6.30%, 2/4/2014	6,923,619
250,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	272,008
800,000		Washington Mutual Financial Corp., Sr. Note, 5.85%, 1/27/2004	817,816

		TOTAL	45,883,889

		Financial Inst. - Brokerage--4.5%
2,000,000		Bear Stearns Cos., Inc., Note, 5.70%, 11/15/2014	2,203,480
4,000,000		Bear Stearns Cos., Inc., Sr. Note, 7.625%, 2/1/2005	4,387,320
3,000,000		Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	3,341,430
1,500,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	1,952,820
2,000,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,149,780
3,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	4,074,175
1,500,000		Goldman Sachs Group, Inc., Note, (Series B, MTN), 7.35%, 10/1/2009	1,813,140
2,750,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	3,419,103
2,000,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	2,272,460
4,200,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,472,580
575,000		Salomon, Inc., Note, 7.20%, 2/1/2004	595,441

		TOTAL	30,681,729

		Financial Inst. - Finance Captive--1.4%
3,750,000		American Express Co., 3.75%, 11/20/2007	3,916,050
1,000,000		General Electric Capital Corp., 7.25%, 5/3/2004	1,050,510
4,000,000		General Electric Capital Corp., MTN, 6.75%, 3/15/2032	4,705,320

		TOTAL	9,671,880

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Finance Noncaptive--1.0%
$3,500,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	$3,867,815
2,500,000		MBNA Corp., 7.50%, 3/15/2012	2,949,175

		TOTAL	6,816,990

		Financial Inst. - Insurance - Life--1.8%
1,000,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,278,070
500,000		AXA Financial, Inc., Sr. Note, 7.75%, 8/1/2010	612,325
2,500,000		Allstate Corp., 6.125%, 12/15/2032	2,777,550
900,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	909,990
1,800,000		Equitable Cos., Inc., Note, 6.50%, 4/1/2008	2,033,982
3,500,000		Prudential Financial Inc., 5.75%, 7/15/2033	3,473,715
700,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	782,929
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	281,225

		TOTAL	12,149,786

		Financial Inst. - Insurance - P&C--1.2%
1,250,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	1,207,813
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	269,745
1,445,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,748,002
4,000,000		Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	4,230,560
400,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	455,412

		TOTAL	7,911,532

		Financial Inst. - REITs--2.1%
4,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	4,304,560
1,250,000		EOP Operating LP, 7.375%, 11/15/2003	1,274,900
3,150,000		EOP Operating LP, 7.75%, 11/15/2007	3,692,021
2,670,000		Simon Property Group, Inc., 6.35%, 8/28/2012	3,008,369
2,000,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,239,700

		TOTAL	14,519,550

		Financial Services--2.1%
3,560,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	3,857,153
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	1,028,670
5,500,000		SLM Corporation, 5.625%, 4/10/2007	6,113,690
2,950,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	3,252,788

		TOTAL	14,252,301

		Food & Drug Retailers--1.0%
1,950,000		Kroger Co., 7.25%, 6/1/2009	2,275,514
2,000,000		Kroger Co., 7.50%, 4/1/2031	2,368,740
400,000		Safeway, Inc., 6.05%, 11/15/2003	406,204
1,600,000		Safeway, Inc., Note, 7.25%, 9/15/2004	1,697,840

		TOTAL	6,748,298

		Food Products--0.7%
4,000,000		General Mills, Inc., 6.00%, 2/15/2012	4,556,760

Principal Amount			Value
		CORPORATE BONDS--continued
		Sovereign--0.7%
$1,000,000		Quebec, Province of, 5.50%, 4/11/2006	$1,092,960
2,000,000		Quebec, Province of, Deb., 7.50%, 9/15/2029	2,667,440
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	679,730

		TOTAL	4,440,130

		Supranational--0.2%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,720,320

		Technology--0.2%
1,250,000		Unisys Corp., 8.125%, 6/1/2006	1,343,750

		Technology Services--2.0%
500,000		Computer Sciences Corp., 5.00%, 2/15/2013	527,025
5,375,000		Computer Sciences Corp., 7.375%, 6/15/2011	6,553,254
1,500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,841,250
3,150,000		International Business Machines Corp., 4.875%, 10/1/2006	3,419,388
1,000,000		International Business Machines Corp., Bond, 4.75%, 11/29/2012	1,052,130

		TOTAL	13,393,047

		Telecommunications & Cellular--0.6%
3,000,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	3,220,140
500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	625,155

		TOTAL	3,845,295

		Transportation - Airlines--1.4%
61,674		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	44,097
2,000,000		Delta Air Lines, Inc., Pass Thru Cert., 6.417%, 1/2/2014	2,171,880
450,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	383,625
692,073		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	747,488
5,290,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,935,221
200,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	161,500

		TOTAL	9,443,811

		Transportation - Railroads--0.7%
223,004		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	279,902
4,000,000		Canadian Pacific RR, 6.25%, 10/15/2011	4,584,320

		TOTAL	4,864,222

		Utility - Electric--4.8%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,466,262
3,000,000		Alabama Power Co., 5.50%, 10/15/2017	3,310,800
4,000,000		Arizona Public Service Co., 6.375%, 10/15/2011	4,517,560
5,000,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	5,596,650
2,000,000		FirstEnergy Corp., 6.45%, 11/15/2011	2,196,820
1,550,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	1,735,644
100,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	95,852
4,500,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	5,161,995
3,000,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	3,377,070
325,000		Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	371,553
3,750,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	4,462,313

		TOTAL	32,292,519

		TOTAL CORPORATE BONDS (IDENTIFIED COST $427,680,888)	458,121,049

Principal Amount			Value
		GOVERNMENT AGENCIES--3.0%
		Federal Home Loan Mortgage Corporation--2.3%
$13,000,000		6.25%, 7/15/2032	$15,277,080

		Federal National Mortgage Association--0.7%
5,000,000		5.00%, 1/20/2007	5,095,550

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,789,404)	20,372,630

		MORTGAGE BACKED SECURITIES--12.6%
		Federal Home Loan Mortgage Corporation--3.7%
15,000,000		6.00%, 10/1/2032	15,557,850
8,980,665		6.00%, 12/1/2032	9,311,871
114,537		6.50%, 4/1/2015	120,728
50,042		8.00%, 9/1/2030	53,889

		TOTAL	25,044,338

		Federal National Mortgage Association--8.8%
18,142,194		5.00%, 9/1/2017	18,743,064
8,197,931		5.00%, 9/1/2017	8,469,446
2,235,564		5.50%, 5/1/2016	2,334,063
365,177		6.00%, 6/1/2014	383,435
15,000,000		6.00%, 2/1/2033	15,585,900
1,145,660		6.50%, 7/1/2016	1,209,026
1,830,503		6.50%, 8/1/2016	1,931,748
1,131,871		6.50%, 8/1/2016	1,194,474
1,252,115		6.50%, 3/1/2029	1,308,072
1,143,895		6.50%, 6/1/2029	1,193,940
918,721		6.50%, 11/1/2031	958,051
1,613,186		6.50%, 5/1/2032	1,682,247
1,531,375		6.50%, 6/1/2032	1,596,933
1,338,985		6.50%, 7/1/2032	1,396,307
1,524,438		6.50%, 7/1/2032	1,589,699

		TOTAL	59,576,405

		Government National Mortgage Association--0.1%
120,571		8.00%, 8/15/2029	130,216
17,714		8.00%, 9/15/2030	19,092

		TOTAL	149,308

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $83,876,416)	84,770,051

		MUNICIPALS--0.1%
		Education--0.1%
625,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $672,648)	750,888

		U.S. TREASURY--0.7%
2,500,000		United States Treasury Bond, 6.875%, 8/15/2025	3,296,475
1,400,000		United States Treasury Note, 5.625%, 5/15/2008	1,605,632

		TOTAL U.S TREASURY (IDENTIFIED COST $4,537,572)	4,902,107

Shares or Principal Amount			Value
		PREFERRED STOCK--0.1%
		Financial Inst. - Brokerage--0.1%
5,000		Citigroup, Inc., Cumulative Pfd., (Series F) $3.18, Annual Dividend (IDENTIFIED COST $238,830)	$278,438

		REPURCHASE AGREEMENTS--9.2%
$59,960,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $59,962,082 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	59,960,000
1,848,937		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased on 7/1 2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (held as collateral for securities lending)	1,848,937

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	61,808,937

		TOTAL INVESTMENTS -- 96.2% (IDENTIFIED COST $618,465,326)[3]	649,263,814

		OTHER ASSETS AND LIABILITIES -- NET--3.8%	25,865,533

		NET ASSETS--100%	$675,129,347

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2003, these securities amounted to $13,826,094 which represents 2.0% of net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $618,465,326.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value, including $1,814,833 of securities loaned (identified cost $618,465,326)		$649,263,814
Cash		215
Income receivable		8,031,293
Receivable for investments sold		24,334,198
Receivable for shares sold		992,606

TOTAL ASSETS		682,622,126

Liabilities:
Payable for investments purchased	$5,322,291
Payable for shares redeemed	275,146
Payable on collateral due to broker	1,848,937
Payable for transfer and dividend disbursing agent fees and expenses	3,540
Payable for portfolio accounting fees	8,881
Payable for distribution services fee	4,876
Accrued expenses	29,108

TOTAL LIABILITIES		7,492,779

Net assets for 56,916,121 shares outstanding		$675,129,347

Net Assets Consist of:
Paid in capital		$626,430,141
Net unrealized appreciation of investments		30,798,488
Accumulated net realized gain on investments		4,623,241
Undistributed net investment income		13,277,477

TOTAL NET ASSETS		$675,129,347

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$649,199,633 ÷ 54,728,117 shares outstanding		$11.86

Service Shares:
$25,929,714 ÷ 2,188,004 shares outstanding		$11.85

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Dividends			$7,956
Interest (including income on securities loaned of $1,050)			15,443,607

TOTAL INCOME			15,451,563

Expenses:
Investment adviser fee (Note 5)		$1,836,130
Administrative personnel and services fee (Note 5)		230,128
Custodian fees		14,487
Transfer and dividend disbursing agent fees and expenses (Note 5)		18,350
Directors'/Trustees' fees		2,104
Auditing fees		7,043
Legal fees		3,040
Portfolio accounting fees (Note 5)		63,427
Distribution services fee--Service Shares (Note 5)		19,697
Shareholder services fee--Primary Shares (Note 5)		745,357
Share registration costs		2,630
Printing and postage		9,797
Insurance premiums		937
Miscellaneous		754

TOTAL EXPENSES		2,953,881

Waivers:
Waiver of investment adviser fee (Note 5)	$(31,682)
Waiver of shareholder services fee--Primary Shares (Note 5)	(745,357)

TOTAL WAIVERS		(777,039)

Net expenses			2,176,842

Net investment income			13,274,721

Realized and Unrealized Gain on Investments:
Net realized gain on investments			9,074,834
Net change in unrealized appreciation of investments			6,694,257

Net realized and unrealized gain on investments			15,769,091

Change in net assets resulting from operations			$29,043,812

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,274,721	$20,538,925
Net realized gain (loss) on investments	9,074,834	(4,394,906)
Net change in unrealized appreciation/depreciation of investments	6,694,257	23,314,575

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,043,812	39,458,594

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(20,059,629)	(11,762,370)
Service Shares	(503,173)	--
Distributions from net realized gains on investments
Primary Shares	--	(4,396,723)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,562,802)	(16,159,093)

Share Transactions:
Proceeds from sale of shares	157,915,512	313,749,510
Net asset value of shares issued to shareholders in payment of distributions declared	20,562,794	16,159,090
Cost of shares redeemed	(63,437,837)	(89,286,567)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	115,040,469	240,622,033

Change in net assets	123,521,479	263,921,534

Net Assets:
Beginning of period	551,607,868	287,686,334

End of period (including undistributed net investment income of $13,277,477 and $20,565,558, respectively)	$675,129,347	$551,607,868

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Effective April 30, 2002, Service Shares were added. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,814,833	$1,848,937

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003		Year Ended 12/31/2002
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	11,783,497	$138,582,844	27,277,669	$305,726,535
Shares issued to shareholders in payment of distributions declared	1,767,368	20,059,627	1,513,023	16,159,090
Shares redeemed	(5,264,172)	(61,714,420)	(7,874,120)	(88,590,423)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	8,286,693	$96,928,051	20,916,572	$233,295,202

	Six Months Ended 6/30/2003		Period Ended 12/31/2002[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,644,760	$19,332,668	709,114	$8,022,975
Shares issued to shareholders in payment of distributions declared	44,332	503,167	--	--
Shares redeemed	(149,086)	(1,723,417)	(61,116)	(696,144)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,540,006	$18,112,418	647,998	$7,326,831

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,826,699	$115,040,469	21,564,570	$240,622,033

1 Reflects operations for the period from April 30, 2002 (date if initial public investment) to December 31, 2002.

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $618,465,326. The net unrealized appreciation of investments for federal tax purposes was $30,798,488. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,863,587 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,065,099.

At December 31, 2002, the Fund had a capital loss carryforward of $4,448,468 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that the ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2003, the Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2003, the Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$175,694,879

Sales	$ 90,883,432

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02590-01 (8/03)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$ 9.94	$9.62	$9.46	$10.37	$10.00
Income From Investment Operations:
Net investment income	0.23	0.46 [2]	0.69 [3]	0.86	0.38
Net realized and unrealized gain (loss) on investments	0.02	0.35	0.17 [3]	(0.50)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.81	0.86	0.36	0.37

Less Distributions:
Distributions from net investment income	0.00 [4]	(0.49)	(0.70)	(1.26)	--
Distributions from net realized gain on investments	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	0.00	(0.49)	(0.70)	(1.27)	--

Net Asset Value, End of Period	$10.19	$9.94	$9.62	$9.46	$10.37

Total Return[5]	2.53%	8.43%	9.19%	3.56%	3.70%

Ratios to Average Net Assets:

Expenses	0.85%[6]	0.85%	0.85%	0.85%	0.85%[6]

Net investment income	4.77%[6]	4.61%	6.98%[3]	8.77%	7.89%[6]

Expense waiver/reimbursement[7]	3.98%[6]	4.76%	1.33%	1.45%	1.73%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$6,048	$4,959	$7,546	$16,024	$16,159

Portfolio turnover	60%	251%	122%	62%	4%

1 Reflects operations for the period from July 7, 1999 (date of initial public investment) to December 31, 1999.

2 Amount based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 7.36% to 6.98%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

4 Represents less than $0.01 per share.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.1%
		Asset-Backed Securities--0.1%
$100,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031 (IDENTIFIED COST $99,750)	$7,699

		CORPORATE BONDS--29.5%
		Basic Ind. - Metals & Mining--1.9%
50,000		BHP Finance (USA), Inc., 4.80%, 4/15/2013	52,559
125,000		Normandy Yandal Operations Ltd., 8.875%, 4/1/2008	63,125

		TOTAL	115,684

		Basic Ind. - Paper--1.9%
50,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	57,364
50,000		Westvaco Corp., 7.65%, 3/15/2027	58,252

		TOTAL	115,616

		Cap. Goods - Environmental--2.7%
50,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	57,590
100,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	106,361

		TOTAL	163,951

		Cap. Goods- Aerospace & Defense--0.8%
50,000		General Dynamics Corp., 3.00%, 5/15/2008	50,309

		Communications - Media & Cable--1.6%
50,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	55,420
35,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	39,461

		TOTAL	94,881

		Communications - Media Noncable--2.0%
50,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	63,161
50,000		Univision Communications, Inc., 7.85%, 7/15/2011	59,275

		TOTAL	122,436

		Consumer Cyclical - Automotive--2.0%
20,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	18,610
100,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	100,225

		TOTAL	118,835

		Consumer Cyclical - Entertainment--2.7%
50,000		AOL Time Warner, Inc., Note, 6.75%, 4/15/2011	57,016
100,000		International Speedway Corp., 7.875%, 10/15/2004	106,665

		TOTAL	163,681

		Energy - Integrated--1.0%
50,000		Conoco, Inc., 7.25%, 10/15/2031	62,635

		Energy - Refining--0.5%
25,000		Valero Energy Corp., 7.50%, 4/15/2032	28,884

		Finance - Automotive--1.4%
20,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	20,123
65,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	63,968

		TOTAL	84,091

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Banking--3.6%
$100,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	$110,087
100,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	106,044

		TOTAL	216,131

		Financial Inst. - Brokerage--2.7%
50,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	53,744
100,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	110,264

		TOTAL	164,008

		Financial Inst. - Finance Noncaptive--2.7%
100,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	101,373
50,000		MBNA Corp., 7.50%, 3/15/2012	58,984

		TOTAL	160,357

		Healthcare--0.8%
50,000		HCA - The Healthcare Corp., 6.25%, 2/15/2013	51,096

		Telecommunications & Cellular--1.2%
25,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	31,258
33,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	40,672

		TOTAL	71,930

		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,761,580)	1,784,525

		INTERNATIONAL CORPORATE BONDS--7.6%
		BRITISH VIRGIN ISLANDS--0.9%
		Cap. Goods - Diversified Manufacturing--0.9%
50,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	52,415

		CANADA--3.8%
		Basic Ind. - Metals & Mining--1.7%
100,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	104,104

		Energy - Integrated--2.1%
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	124,673

		TOTAL CANADA	228,777

		FRANCE--1.1%
		Financial Inst. - Insurance - Life--1.1%
50,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	63,904

		ISRAEL--1.8%
		Utility - Electric--1.8%
100,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	111,977

		TOTAL INTERNATIONAL CORPORATE BONDS (IDENTIFIED COST $424,080)	457,073

		GOVERNMENT AGENCIES--4.7%
247,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011 (IDENTIFIED COST $242,629)	282,306

		MORTGAGE BACKED SECURITIES--38.4%
120,571		Federal Home Loan Mortgage Corp., Pool C48271, 7.00%, 2/1/2031	126,449
500,000		Federal Home Loan Mortgage Corp., Pool TBA, 5.50%, 8/1/2033	516,095
285,069		Federal National Mortgage Association, Pool 656338, 5.00%, 12/1/2017	294,510
Principal Amount or Shares			Value
		MORTGAGE BACKED SECURITIES--continued
$838,487		Federal National Mortgage Association, Pool 666953, 6.00%, 11/1/2032	$871,239
352,407		Government National Mortgage Association, Pool 596720, 6.50%, 11/15/2032	369,918
131,754		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	143,817

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,303,044)	2,322,028

		U.S. TREASURY--11.0%
102,343		US TNote - TIPS Series C-2012 3.00% 7/15/2012	112,801
210,000		United States Treasury Bond, 5.375%, 2/15/2031	236,546
300,000		United States Treasury Note, 3.50%, 11/15/2006	316,266

		TOTAL U.S. TREASURY (IDENTIFIED COST $650,658)	665,613

		MUTUAL FUND--9.4%
76,947	[2]	Federated High Income Bond Fund II, Class P (IDENTIFIED COST $560,000)	569,404

		REPURCHASE AGREEMENT--6.9%
$416,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.25%, dated 6/30/2003, to be repurchased at $416,014 on 7/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (AT AMORTIZED COST)	416,000

		TOTAL INVESTMENTS--107.6% (IDENTIFIED COST $6,457,741)[3]	6,504,648

		OTHER ASSETS AND LIABILITIES -- NET--(7.6)%	(456,958)

		NET ASSETS--100%	$6,047,690

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2003, these securities amounted to $164,392 which represents 2.7% of net assets.

2 Affiliated company. At June 30, 2003, this security amounted to $569,404 which represents 9.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $6,468,242.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronym is used throughout this portfolio:

TBA	--To Be Announced

See Notes which are an integral part of the Financial Statement

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $569,404 of investments in affiliated issuers (identified cost $6,457,741)		$6,504,648
Cash		266
Income receivable		56,855
Receivable for shares sold		5,440
Prepaid expenses		29,663

TOTAL ASSETS		6,596,872

Liabilities:
Payable for investments purchased	$537,892
Payable for shares redeemed	378
Payable for transfer and dividend disbursing agent fees and expenses	2,534
Payable for portfolio accounting fees	3,648
Accrued expenses	4,730

TOTAL LIABILITIES		549,182

Net assets for 593,720 shares outstanding		$6,047,690

Net Assets Consist of:
Paid in capital		$6,516,989
Net unrealized appreciation of investments		46,907
Accumulated net realized loss on investments		(652,151)
Undistributed net investment income		135,945

TOTAL NET ASSETS		$6,047,690

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,047,690 ÷ 593,720 shares outstanding		$10.19

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Interest			$161,566

Expenses:
Investment adviser fee (Note 5)		$24,404
Administrative personnel and services fee (Note 5)		61,987
Custodian fees		1,131
Transfer and dividend disbursing agent fees and expenses (Note 5)		8,604
Directors'/Trustees' fees		444
Auditing fees		7,193
Legal fees		1,909
Portfolio accounting fees (Note 5)		22,286
Printing and postage		9,779
Insurance premiums		705
Miscellaneous		505

TOTAL EXPENSES		138,947

Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(24,404)
Reimbursement of other operating expenses	(89,998)

TOTAL WAIVER AND REIMBURSEMENT		(114,402)

Net expenses			24,545

Net investment income			137,021

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			150,231
Net change in unrealized appreciation of investments			(134,525)

Net realized and unrealized gain on investments			15,706

Change in net assets resulting from operations			$152,727

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,021	$223,470
Net realized gain on investments	150,231	35,228
Net change in unrealized appreciation/depreciation of investments	(134,525)	116,910

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	152,727	375,608

Distributions to Shareholders:
Distributions from net investment income	(997)	(242,857)

Share Transactions:
Proceeds from sale of shares	1,318,782	2,421,578
Net asset value of shares issued to shareholders in payment of distributions declared	201,060	42,730
Cost of shares redeemed	(582,648)	(5,184,064)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	937,194	(2,719,756)

Change in net assets	1,088,924	(2,587,005)

Net Assets:
Beginning of period	4,958,766	7,545,771

End of period (including undistributed (distributions in excess of) net investment income of $135,945 and $(79), respectively)	$6,047,690	$4,958,766

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at their fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/ accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of June 30, 2003, the Fund did not have any securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	131,950	243,764
Shares issued to shareholders in payment of distributions declared	20,228	4,300
Shares redeemed	(57,445)	(533,716)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	94,733	(285,652)

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $6,468,242. The net unrealized appreciation of investments for federal tax purposes was $36,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,855 and net unrealized depreciation from investments for those securities having an excess of cost over value of $176,449.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/ accretion tax elections on fixed income securities.

At December 31, 2002, the Fund had a capital loss carryforward of $763,933 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Federated High Income Bond Fund II which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. For the six months ended June 30, 2003, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund may pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$1,823,039

Sales	$1,639,321

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916868

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

25670 (8/03)

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$11.98	$11.43	$11.11	$10.56	$11.15	$10.54
Income From Investment Operations:
Net investment income	0.20	0.53 [1]	0.60 [1]	0.60	0.51	0.44
Net realized and unrealized gain (loss) on investments	0.05	0.46	0.16	0.51	(0.57)	0.36

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.99	0.76	1.11	(0.06)	0.80

Less Distributions:
Distributions from net investment income	(0.43)	(0.44)	(0.44)	(0.56)	(0.44)	(0.18)
Distributions from net realized gain on investments	(0.06)	--	--	--	(0.09)	(0.01)

TOTAL DISTRIBUTIONS	(0.49)	(0.44)	(0.44)	(0.56)	(0.53)	(0.19)

Net Asset Value, End of Period	$11.74	$11.98	$11.43	$11.11	$10.56	$11.15

Total Return[2]	2.11%	9.05%	7.03%	10.97%	(0.60)%	7.66%

Ratios to Average Net Assets:

Expenses	0.72%[3]	0.72%	0.74%	0.84%	0.84%	0.85%

Net investment income	3.83%[3]	4.58%	5.39%	5.99%	5.47%	5.44%

Expense waiver/reimbursement[5]	--	--	--	--	0.00%[4]	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	$493,141	$489,235	$300,404	$159,579	$133,738	$111,350

Portfolio turnover	36%	82%	76%	74%	84%	99%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 Represents less than 0.01%.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.3%
$677,235		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-1, 8.750%, 7/27/2004	$677,648
907,185		Long Beach Asset Holdings Corp. 2003-2, 7.627%, 7/1/2003	907,185

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,580,822)	1,584,833

		COLLATERALIZED MORTGAGE OBLIGATIONS--1.0%
4,047,804		GE Capital Mortgage Services, Inc. 1998-16, 6.500%, 10/25/2013	4,088,970
746,425		Wells Fargo Mortgage Backed Securities Trust 2001-14, 6.500%, 8/25/2016	774,468

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,009,620)	4,863,438

		GOVERNMENT AGENCIES--15.8%
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	8,368,095
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,437,614
1,000,000		Federal Farm Credit System, 7.350%, 3/24/2005	1,103,540
4,000,000		Federal Home Loan Bank System, 3.375%, 5/14/2004	4,083,760
6,000,000		Federal Home Loan Bank System, 4.625%, 4/15/2005	6,351,540
3,000,000		Federal Home Loan Bank System, 4.875%, 11/15/2011	3,264,630
4,000,000		Federal Home Loan Bank System, 5.250%, 8/15/2006	4,400,440
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	870,525
3,300,000		Federal Home Loan Bank System, 6.500%, 11/15/2005	3,676,134
1,000,000		Federal Home Loan Bank System, 6.750%, 8/15/2007	1,172,300
2,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2005 - 2/15/2030	2,529,573
1,000,000		Federal Home Loan Bank System, 7.660%, 7/20/2004	1,069,250
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	89,081
9,500,000	[1]	Federal National Mortgage Association, 6.000%, 5/15/2008 - 1/18/2012	10,216,260
1,200,000	[1]	Federal National Mortgage Association, 6.625%, 11/15/2030	1,474,752
1,000,000		Student Loan Marketing Association, 3.625%, 9/30/2004	1,031,150
8,000,000		Student Loan Marketing Association, 5.250%, 3/15/2006	8,739,120
4,000,000		Tennessee Valley Authority, 5.375%, 11/13/2008	4,509,480
1,000,000	[1]	Tennessee Valley Authority, 5.625%, 1/18/2011	1,138,290
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	12,481,443

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $72,938,125)	78,006,977

		MORTGAGE-BACKED SECURITIES--67.9%
		Federal Home Loan Mortgage Corp.--27.8%
18,992,688	[2]	Federal Home Loan Mortgage Corp., 5.000%, 5/1/2018 - 8/1/2018	19,609,951
42,996,966	[2]	Federal Home Loan Mortgage Corp., 5.500%, 8/1/2018 -- 8/1/2033	44,421,038
28,787,842	[2]	Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 8/1/2033	29,877,274
15,109,820	[2]	Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 8/1/2033	15,737,927
15,523,581		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 12/1/2032	16,281,824
3,908,638		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 5/1/2032	4,150,940
6,302,121		Federal Home Loan Mortgage Corp., 8.000%, 5/1/2030 - 7/1/2032	6,775,171
138,522		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	149,907
60,645		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	66,460

		TOTAL	137,070,492

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Federal National Mortgage Association--29.9%
$3,000,000	[2]	Federal National Mortgage Association, 5.000%, 8/1/2018	$3,099,360
26,843,839	[2]	Federal National Mortgage Association, 5.500%, 8/1/2018 -- 5/1/2023	27,847,858
55,632,834	[2]	Federal National Mortgage Association, 6.000%, 12/1/2013 - 3/1/2033	57,919,736
42,690,617		Federal National Mortgage Association, 6.500%, 11/1/2014 - 5/1/2033	44,641,600
9,662,884		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	10,207,422
3,416,323		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2032	3,636,219
169,363		Federal National Mortgage Association, 8.000%, 7/1/2030	182,585

		TOTAL	147,534,780

		Government National Mortgage Association--10.2%
2,980,028		Government National Mortgage Association, 5.500%, 4/15/2033	3,102,030
17,426,143		Government National Mortgage Association, 6.000%, 11/15/2017 -- 8/1/2033	18,277,473
15,005,274		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	15,760,818
10,175,414		Government National Mortgage Association, 7.000%, 7/15/2029 - 9/15/2032	10,757,064
929,403		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	988,176
782,245		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	843,112
60,400		Government National Mortgage Association, 8.500%, 6/15/2027	65,855
214,907		Government National Mortgage Association, 9.500%, 11/15/2016	240,427

		TOTAL	50,034,955

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $328,545,002)	334,640,227

		U.S. TREASURY--14.4%
2,950,000	[1]	United States Treasury Bonds, 11.250%, 2/15/2015	5,031,579
4,300,000	[1]	United States Treasury Bonds, 6.000%, 2/15/2026	5,144,563
3,700,000	[1]	United States Treasury Bonds, 6.125%, 11/15/2027	4,507,044
2,800,000	[1]	United States Treasury Bonds, 6.250%, 8/15/2023	3,431,316
500,000	[1]	United States Treasury Bonds, 7.250%, 5/15/2016	665,545
3,050,000	[1]	United States Treasury Bonds, 7.625%, 2/15/2025	4,338,137
1,800,000	[1]	United States Treasury Bonds, 8.000%, 11/15/2021	2,608,866
3,918,285		United States Treasury Inflxs, 3.875%, 4/15/2029	4,999,497
1,000,000		United States Treasury Notes, 3.000%, 1/31/2004	1,011,800
2,000,000	[1]	United States Treasury Notes, 3.250%, 8/15/2007	2,087,500
6,500,000		United States Treasury Notes, 3.625%, 3/31/2004	6,628,505
1,500,000	[1]	United States Treasury Notes, 4.250%, 11/15/2003	1,518,570
1,000,000		United States Treasury Notes, 4.375%, 5/15/2007	1,086,410
1,000,000	[1]	United States Treasury Notes, 4.875%, 2/15/2012	1,112,340
3,500,000		United States Treasury Notes, 5.250%, 5/15/2004	3,628,240
5,076,000	[1]	United States Treasury Notes, 5.625%, 5/15/2008	5,821,562
5,800,000		United States Treasury Notes, 5.750%, 11/15/2005	6,386,321
10,500,000	[1]	United States Treasury Notes, 5.875%, 11/15/2004	11,179,244

		TOTAL U.S. TREASURY (IDENTIFIED COST $66,283,917)	71,187,039

Principal Amount			Value
		REPURCHASE AGREEMENTS--33.9%
$62,500,000	[3,4]	Interest in $683,500,000 joint repurchase agreement with Goldman Sachs & Co., at 1.08% dated 6/12/2003, to be repurchased at $62,560,000 on 7/14/2003 collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	$62,500,000
43,000,000	[3]	Interest in $492,000,000 joint repurchase agreement with UBS Warburg LLC, at 1.03% dated 6/17/2003, to be repurchased at $43,036,908 on 7/17/2003 collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2032	43,000,000
8,737,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased at $8,737,303 on 7/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033	8,737,000
52,786,240		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., at 1.25% dated 6/30/2003, to be repurchased on 7/1/2003 collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2033 (held as collateral for securities lending)	52,786,240

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	167,023,240

		TOTAL INVESTMENTS--133.3% (IDENTIFIED COST $641,380,726)[5]	657,305,754

		OTHER ASSETS AND LIABILITIES--NET -- (33.3)%	(164,164,981)

		TOTAL NET ASSETS--100%	$493,140,773

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of these securities are subject to dollar roll transactions.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Security held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $641,380,726.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$167,023,240
Investments in securities	490,282,514

Total investments in securities, at value including $51,741,153 of securities loaned (identified cost $641,380,726)		$657,305,754
Income receivable		11,431,831
Receivable for shares sold		610,076

TOTAL ASSETS		669,347,661

Liabilities:
Payable for investments purchased	8,304,556
Payable for shares redeemed	1,268,512
Payable on collateral due to broker	52,786,240
Payable for dollar roll transactions	110,674,874
Payable to bank	3,150,976
Payable for transfer and dividend disbursing agent fees and expenses	2,980
Payable for portfolio accounting fees	6,760
Accrued expenses	11,990

TOTAL LIABILITIES		176,206,888

Net assets for 42,015,923 shares outstanding		$493,140,773

Net Assets Consist of:
Paid in capital		$465,756,958
Net unrealized appreciation of investments		15,925,028
Accumulated net realized gain on investments		1,862,305
Undistributed net investment income		9,596,482

TOTAL NET ASSETS		$493,140,773

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$493,140,773 ÷ 42,015,923 shares outstanding		$11.74

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $1,125,109 and including interest on securities loaned of $19,488)		$11,402,726

Expenses:
Investment adviser fee (Note 5)	$1,504,917
Administrative personnel and services fee (Note 5)	188,617
Custodian fees	16,805
Transfer and dividend disbursing agent fees and expenses (Note 5)	10,105
Directors'/Trustees' fees	1,782
Auditing fees	6,391
Legal fees	4,106
Portfolio accounting fees (Note 5)	51,384
Share registration costs	943
Printing and postage	18,719
Insurance premiums	661
Miscellaneous	977

TOTAL EXPENSES	1,805,407

Net investment income		9,597,319

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		1,883,420
Net change in unrealized appreciation of investments		(1,026,658)

Net realized and unrealized gain on investments		856,762

Change in net assets resulting from operations		$10,454,081

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,597,319	$18,121,790
Net realized gain on investments	1,883,420	3,529,402
Net change in unrealized appreciation/depreciation of investments	(1,026,658)	13,638,676

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,454,081	35,289,868

Distributions to Shareholders:
Distributions from net investment income	(18,122,627)	(12,790,532)
Distributions from net realized gains	(2,350,331)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,472,958)	(12,790,532)

Share Transactions:
Proceeds from sale of shares	93,793,219	371,100,386
Proceeds from shares issued in connection with the tax-free transfer of assets from Phoenix-Federated U.S. Government Bond Series	--	10,254,157
Net asset value of shares issued to shareholders in payment of distributions declared	20,472,956	12,790,530
Cost of shares redeemed	(100,341,306)	(227,814,049)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,924,869	166,331,024

Change in net assets	3,905,992	188,830,360

Net Assets:
Beginning of period	489,234,781	300,404,421

End of period (including undistributed net investment income of $9,596,482 and $18,121,790, respectively)	$493,140,773	$489,234,781

See Notes which are an integral part of the Financial Statements

Statement of Cash Flows

Six Months Ended June 30, 2003

Increase (Decrease) in Cash
Cash Flows From Operating Activities:
Change in net assets from operations	$10,454,081

Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(783,729,818)
Paydown on investment securities	69,628,714
Realized loss on paydowns	1,087,301
Proceeds from sale of investment securities	697,378,730
Net purchases of short-term investment securities	16,353,799
Increase in income receivable	(8,022,879)
Decrease in accrued expenses	(12,157)
Decrease in payable for investments purchased	(986,949)
Decrease in payable on collateral due to broker	(24,346,799)
Net realized gain on investments	(1,883,420)
Net change amortization/accretion of premium/discount	578,346
Net unrealized appreciation on investments	1,026,658

NET CASH USED IN OPERATING ACTIVITIES	(22,474,393)

Cash Flows from Financing Activities:
Cash received from dollar roll transactions, net	24,054,368
Proceeds from sale of shares	94,794,154
Cash distributions paid	(2)
Payment for shares redeemed	(99,526,010)

NET CASH PROVIDED BY FINANCING ACTIVITIES	19,322,510

NET DECREASE IN CASH	(3,151,883)

Cash:
Beginning of the period	907
End of the period	$(3,150,976)

Noncash financing activities not included herein consist of reinvestment of distributions of $20,472,956.

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

On October 25, 2002, the Fund received a tax-free transfer of assets from Phoenix-Federated U.S. Government Bond Series as follows:

Shares of the Fund Issued in Relation to Tax-Free Transfer of Assets	Tax-Free Transfer of Phoenix-Federated U.S. Government Bond Series Fund Net Assets Received	Unrealized Depreciation Included in Tax-Free Net Assets Received	[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
870,472	$10,254,157	$607,928		$473,582,417	$483,836,574

1 Unrealized depreciation is included in the tax-free transfer of Phoenix-Federated U.S. Government Bond Series net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand in its custodian bank account and does not include any short-term investments at June 30, 2003.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$51,741,153	$52,786,240

Dollar Roll Transactions

The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	7,904,205	32,158,943
Shares issued in connection with tax-free transfer of assets from Phoenix-Federated U.S. Government Bond Series	--	870,472
Shares issued to shareholders in payment of distributions declared	1,781,806	1,161,719
Shares redeemed	(8,505,027)	(19,646,161)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,180,984	14,544,973

4. FEDERAL TAX INFORMATION

At June 30, 2003, the cost of investments for federal tax purposes was $641,380,726. The net unrealized appreciation of investments for federal tax purposes was $15,925,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,461,957 and net unrealized depreciation from investments for those securities having an excess of cost over value of $536,929.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2003, were as follows:

Purchases	$6,426,728

Sales	$ 63,996

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916207

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-01 (8/03)

Federated Investors
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.00 [1]	0.01	0.04	0.06	0.05	0.05
Net realized gain (loss) on investments	0.00 [1]	0.00 [1]	(0.00)[1]	(0.00)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.00 [1]	0.01	0.04	0.06	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.00)[1]	(0.01)	(0.04)	(0.06)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.43%	1.41%	3.75%	5.95%	4.63%	4.92%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.64%	0.66%	0.67%	0.73%	0.80%

Net investment income	0.86%[3]	1.40%	3.54%	5.75%	4.60%	4.80%

Expense waiver/reimbursement[4]	0.00%[3,5]	--	--	0.02%	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$148,806	$177,945	$214,311	$157,028	$193,870	$103,097

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2003 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--2.0%
	Finance - Automotive--2.0%
$1,070,964	Nissan Auto Receivables Owner Trust 2003-A, Class A1, 1.300%, 3/15/2004	$1,070,964
2,000,000	WFS Financial Owner Trust 2003-2, Class A1, 1.260%, 6/14/2004	2,000,000

	TOTAL ASSET-BACKED SECURITIES	3,070,964

	BANK NOTES--3.4%
	Banking--3.4%
5,000,000	Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.080%, 7/21/2003	4,997,000

	CERTIFICATES OF DEPOSIT--6.0%
	Banking--6.0%
2,000,000	Abbey National Treasury Services, PLC, 1.810%, 10/17/2003	2,000,000
7,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.260%, 8/25/2003	7,000,000

	TOTAL CERTIFICATES OF DEPOSIT	9,000,000

	COLLATERALIZED LOAN AGREEMENTS--7.4%
	Banking--7.4%
4,000,000	HSBC Securities, Inc., 1.525%, 7/1/2003	4,000,000
7,000,000	J.P. Morgan Securities, Inc., 1.475%, 7/1/2003	7,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	11,000,000

	COMMERCIAL PAPER--29.0%[1]
	Banking--2.8%
4,092,000	Fountain Square Commercial Funding Corp., 1.000%, 9/18/2003	4,083,020

	Chemicals--0.1%
200,000	Bayer Corp., (Bayer AG Support Agreement), 1.120%, 7/31/2003	199,813

	Finance - Automotive--5.0%
3,000,000	FCAR Auto Loan Trust (A1+/P1 Series II), 1.300%, 7/11/2003	2,998,917
1,400,000	Ford Motor Credit Co., 1.480%, 8/1/2003	1,398,216
3,000,000	New Center Asset Trust (A1/P1), 1.230%, 8/7/2003	2,996,208

	TOTAL	7,393,341

	Finance - Commercial--9.1%
2,500,000	CIT Group, Inc., 1.000% - 1.270%, 7/10/2003 - 9/12/2003	2,496,641
4,000,000	Paradigm Funding LLC, 1.060%, 8/28/2003	3,993,169
7,000,000	Yorktown Capital LLC, 0.950% - 0.980%, 7/23/2003 - 9/17/2003	6,991,429

	TOTAL	13,481,239

	Finance - Equipment--0.9%
900,000	John Deere Bank S.A., (John Deere Capital Corp. GTD), 1.410%, 8/1/2003	898,907
500,000	John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.490%, 7/25/2003	499,503

	TOTAL	1,398,410

	Finance - Retail--3.9%
2,800,000	Household Finance Corp., 0.940%, 9/16/2003	2,794,370
3,000,000	Park Avenue Receivables Corp., 1.120%, 8/13/2003	2,995,987

	TOTAL	5,790,357

	Finance - Securities--2.7%
4,000,000	Galaxy Funding Inc., 0.930% - 0.980%, 9/15/2003 - 9/16/2003	3,991,964

	Food & Beverage--0.9%
1,400,000	General Mills, Inc., 1.320%, 7/8/2003	1,399,641

	Insurance--1.3%
2,000,000	AEGON Funding Corp., 1.050% - 1.240%, 8/15/2003 - 9/26/2003	1,995,913

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Retail--2.3%
$2,000,000	Home Depot, Inc., 0.930%, 12/16/2003	$1,991,320
1,400,000	Safeway, Inc., 1.250%, 8/8/2003	1,398,153

	TOTAL	3,389,473

	TOTAL COMMERCIAL PAPER	43,123,171

	CORPORATE NOTES--0.7%
	Finance - Securities--0.7%
1,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 1.400%, 2/5/2004	1,000,000

	GOVERNMENT AGENCIES--1.7%
	Government Agency--1.7%
2,500,000	Federal Home Loan Bank System, 1.400% - 1.410%, 3/8/2004 -- 5/14/2004	2,500,000

	LOAN PARTICIPATION--0.9%
	Finance - Automotive--0.9%
1,400,000	General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 1.850%, 7/1/2003	1,400,000

	MUNICIPALS--3.3%
	Municipal--3.3%
4,865,000	Bridgeport, CT (Series C), 3.250%, 7/17/2003	4,865,310

	NOTES -- VARIABLE--34.1%[2]
	Banking--13.9%
3,000,000	Blue Heron Funding V-A Ltd., (WestLB AG GTD), 1.037%, 7/28/2003	3,000,000
5,000,000	Brooksby Village, Inc. (Series 2002), (Lasalle Bank, N.A. LOC), 1.100%, 7/3/2003	5,000,000
5,500,000	HBOS Treasury Services PLC, 1.270% - 1.280%, 8/20/2003 -- 9/5/2003	5,500,000
4,195,000	Home City Ice Co. & H.C. Transport (Series 2000), (Firstar Bank, N.A. LOC), 1.150%, 7/3/2003	4,195,000
1,550,000	Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003 -- B), (Fulton Bank LOC), 1.270%, 7/3/2003	1,550,000
250,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.070%, 7/3/2003	250,000
1,200,000	Wells Fargo & Co., 1.310%, 7/2/2003	1,200,000

	TOTAL	20,695,000

	Brokerage--7.4%
2,000,000	Goldman Sachs Group, Inc., Promissory Notes, 1.340%, 7/8/2003	2,000,000
7,000,000	Merrill Lynch & Co., Inc., 1.312% - 1.430%, 7/1/2003 -- 7/11/2003	7,010,903
2,000,000	Morgan Stanley, 1.180%, 7/1/2003	2,000,000

	TOTAL	11,010,903

	Finance - Commercial--2.7%
3,000,000	Compass Securitization LLC, 1.212%, 7/11/2003	2,999,938
1,000,000	General Electric Capital Corp., 1.555%, 7/1/2003	1,000,400

	TOTAL	4,000,338

	Finance - Retail--0.7%
1,000,000	Holmes Financing (No. 7) PLC (Series 1-A), 1.140%, 7/15/2003	1,000,000

	Finance -- Securities--3.3%
1,000,000	Beta Finance, Inc., (Beta Finance Corp. GTD), 1.060%, 7/1/2003	1,000,000
1,000,000	Beta Finance, Inc., (Beta Finance, Inc. GTD), 1.060%, 7/1/2003	1,000,000
3,000,000	Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.130%, 7/15/2003	2,999,963

	TOTAL	4,999,963

	Insurance--5.4%
1,000,000	Allstate Life Insurance Co., 1.460%, 7/1/2003	1,000,000
5,000,000	GE Capital Assurance Co., 1.400%, 8/11/2003	5,000,000
1,000,000	GE Life and Annuity Assurance Co., 1.380%, 9/1/2003	1,000,000
1,000,000	Jackson National Life Insurance Co., 1.150%, 7/22/2003	1,000,000

	TOTAL	8,000,000

Principal Amount		Value
	NOTES -- VARIABLE--continued[2]
	Telecommunications--0.7%
$1,000,000	BellSouth Telecommunications, Inc., 1.290%, 9/4/2003	$1,000,000

	TOTAL NOTES - VARIABLE	50,706,204

	REPURCHASE AGREEMENT--11.3%
16,851,000	Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.250%, dated 6/30/2003, to be repurchased at $16,851,585 on 7/1/2003, collateralized by U.S. Government Agencies with various maturities to 6/15/2033	16,851,000

	TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	148,513,649

	OTHER ASSETS AND LIABILITIES - NET--0.2%	292,452

	TOTAL NET ASSETS--100%	$148,806,101

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2003.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$16,851,000
Investments in securities	131,662,649

Total investments in securities, at amortized cost and value		$148,513,649
Income receivable		262,067
Receivable for shares sold		309,236
Prepaid expense		7,147

TOTAL ASSETS		149,092,099

Liabilities:
Payable for shares redeemed	268,700
Payable to bank	3,929
Payable for transfer and dividend disbursing agent fees and expenses	9,284
Payable for portfolio accounting fees	4,085

TOTAL LIABILITIES		285,998

Net assets for 149,039,333 shares outstanding		$148,806,101

Net Assets Consist of:
Paid in capital		$149,039,333
Accumulated net realized loss on investments		(232,633)
Distributions in excess of net investment income		(599)

TOTAL NET ASSETS		$148,806,101

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$148,806,101 ÷ 149,039,333 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2003 (unaudited)

Investment Income:
Interest		$1,233,188

Expenses:
Investment adviser fee (Note 5)	$407,790
Administrative personnel and services fee (Note 5)	61,332
Custodian fees	6,327
Transfer and dividend disbursing agent fees and expenses (Note 5)	8,519
Directors'/Trustees' fees	1,003
Auditing fees	5,735
Legal fees	2,191
Portfolio accounting fees (Note 5)	24,020
Share registration costs	426
Printing and postage	12,101
Insurance premiums	396
Miscellaneous	445

TOTAL EXPENSES	530,285

Waiver of investment adviser fee (Note 5)	(1,769)

Net expenses		528,516

Net investment income		704,672

Net realized gain on investments		248

Change in net assets resulting from operations		$704,920

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2003	Year Ended 12/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$704,672	$2,791,725
Net realized gain on investments	248	1,483

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	704,920	2,793,208

Distributions to Shareholders:
Distributions from net investment income	(705,271)	(2,791,725)

Share Transactions:
Proceeds from sale of shares	260,210,856	1,005,560,260
Net asset value of shares issued to shareholders in payment of distributions declared	705,270	2,793,532
Cost of shares redeemed	(290,054,749)	(1,044,721,347)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,138,623)	(36,367,555)

Change in net assets	(29,138,974)	(36,366,072)

Net Assets:
Beginning of period	177,945,075	214,311,147

End of period (including distributions in excess of net investment income of $(599) and $0, respectively)	$148,806,101	$177,945,075

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2003 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under the repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 6/30/2003	Year Ended 12/31/2002
Shares sold	260,210,856	1,005,560,260
Shares issued to shareholders in payment of distributions declared	705,270	2,793,532
Shares redeemed	(290,054,749)	(1,044,721,347)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(29,138,623)	(36,367,555)

4. FEDERAL TAX INFORMATION

At December 31, 2002, the Fund had a capital loss carryforward of $232,881, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended June 30, 2003, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of it fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916504

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00433-05 (8/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Insurance Series

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        August 27, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        August 27, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        August 27, 2003